United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2025

Date of reporting period: September 30, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 82.6%
U.S. Treasury Obligations - 82.6%
U.S. Treasury Bills,
4.181%, Due 10/2/2025A B	$100,000,000	$99,988,854
4.191%, Due 10/9/2025A B	150,000,000	149,865,049
4.283%, Due 10/23/2025A B	125,000,000	124,692,260
4.254%, Due 11/6/2025A B C	125,000,000	124,498,125
4.244%, Due 11/13/2025A B C	175,000,000	174,161,799
4.231%, Due 11/20/2025A B	125,000,000	124,310,330
4.276%, Due 12/11/2025A B	100,000,000	99,241,681
4.263%, Due 12/18/2025A B C	150,000,000	148,741,655
4.259%, Due 1/8/2026A B	175,000,000	173,182,319
4.070%, Due 1/22/2026A B C	150,000,000	148,215,588
3.846%, Due 2/19/2026A B C	210,000,000	206,931,098

		1,573,828,758

Total Short-Term Investments (Cost $1,573,380,329)		1,573,828,758

TOTAL INVESTMENTS - 82.6% (Cost $1,573,380,329)		1,573,828,758
OTHER ASSETS, NET OF LIABILITIES - 17.4%		332,145,936

TOTAL NET ASSETS - 100.0%		$1,905,974,694

Percentages are stated as a percent of net assets.

A	Coupon represents a weighted average yield to maturity.
B	Zero coupon bond.
C	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on September 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Lean Hogs FuturesA	52	October 2025	$1,888,137	$2,076,880	$188,743
CME Lean Hogs FuturesA	448	December 2025	15,899,416	15,899,520	104
COMEX Copper FuturesA	334	December 2025	38,288,890	40,551,775	2,262,885
COMEX Gold 100 Troy Ounces FuturesA	391	December 2025	138,190,531	151,442,120	13,251,589
COMEX Silver FuturesA	306	December 2025	59,036,780	71,359,200	12,322,420
ICE Brent Crude Oil FuturesA	394	October 2025	26,830,932	26,015,820	(815,112)
ICE Gas Oil FuturesA	812	November 2025	57,638,992	55,784,400	(1,854,592)
ICE Robusta Coffee Futures 10-TonneA	11	November 2025	500,044	462,000	(38,044)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	March 2027	753,335	660,250	(93,085)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	April 2027	753,335	657,400	(95,935)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	May 2027	753,335	684,190	(69,145)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	June 2027	753,335	716,490	(36,845)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	July 2027	753,335	725,420	(27,915)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	August 2027	753,335	719,340	(33,995)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	September 2027	753,335	731,500	(21,835)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	October 2027	753,335	771,400	18,065
ICE U.S. - Henry Ld1 Fixed Price FuturesA	76	November 2027	753,335	852,530	99,195
LME Nickel FuturesA	24	November 2025	2,209,469	2,182,245	(27,224)
LME Primary Aluminum FuturesA	656	November 2025	43,777,235	43,971,188	193,953
LME Primary Aluminum FuturesA	226	January 2026	15,273,261	15,161,888	(111,373)
LME Zinc FuturesA	169	November 2025	12,097,584	12,574,910	477,326
LME Zinc FuturesA	68	January 2026	5,021,637	5,033,479	11,842
MDE Crude Palm Oil FuturesA	474	December 2025	12,561,792	12,254,057	(307,735)
NYBOT CSC C Coffee FuturesA	434	December 2025	61,439,106	61,006,837	(432,269)
NYMEX Light Sweet Crude Oil FuturesA	324	October 2025	20,500,402	20,207,880	(292,522)
NYMEX NY Harbor ULSD FuturesA	338	October 2025	33,170,095	32,992,924	(177,171)
NYMEX NY Harbor ULSD FuturesA	8	November 2025	774,565	772,901	(1,664)
NYMEX Palladium FuturesA	50	December 2025	5,747,972	6,437,000	689,028
NYMEX Platinum FuturesA	406	January 2026	28,326,895	32,595,710	4,268,815

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Long Futures Contracts Open on September 30, 2025 (continued):

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	661	October 2025	$54,719,891	$53,366,893	$(1,352,998)

			$640,673,641	$668,668,147	$27,994,506

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	242	December 2025	$60,408,978	$60,367,032	$(41,946)
CME E-Mini NASDAQ 100 Index Futures	144	December 2025	70,711,314	71,717,040	1,005,726
CME E-Mini Russell 2000 Index Futures	396	December 2025	48,055,505	48,618,900	563,395
CME E-Mini S&P 500 Index Futures	284	December 2025	94,417,539	95,690,250	1,272,711
Eurex DAX Index Futures	42	December 2025	29,332,794	29,599,637	266,843
Eurex EURO STOXX 50 Futures	1,115	December 2025	71,229,490	72,535,374	1,305,884
Euronext CAC 40 Index Futures	622	October 2025	57,392,099	57,653,989	261,890
HKG Hang Seng China Enterprises Index Futures	728	October 2025	43,924,846	44,791,653	866,807
HKG Hang Seng Index Futures	313	October 2025	53,045,284	54,121,756	1,076,472
ICE FTSE 100 Index Futures	793	December 2025	98,845,086	100,331,484	1,486,398
ICE U.S. Mini MSCI EAFE Index Futures	615	December 2025	85,771,062	85,647,975	(123,087)
ICE U.S. MSCI Emerging Markets Index Futures	1,101	December 2025	74,019,994	74,851,485	831,491
KFE KOSPI 200 Index Futures	556	December 2025	44,689,002	47,142,404	2,453,402
Montreal Exchange S&P/TSX 60 Index Futures	362	December 2025	90,553,775	92,225,853	1,672,078
OML Stockholm OMXS30 Index Futures	2,436	October 2025	68,320,205	68,957,554	637,349
SAFEX FTSE/JSE Top 40 Index Futures	596	December 2025	34,074,086	35,254,763	1,180,677
SFE S&P ASX Share Price Index 200 Futures	473	December 2025	69,641,379	69,427,692	(213,687)
SGX FTSE China A50 Futures	2,395	October 2025	36,079,438	36,200,425	120,987
SGX FTSE Taiwan Index Futures	703	October 2025	60,563,752	60,127,590	(436,162)
SGX MSCI Singapore Index Futures	736	October 2025	25,618,430	25,524,214	(94,216)
SGX Nikkei 225 Stock Index Futures	390	December 2025	57,303,726	59,211,380	1,907,654
TSE TOPIX Futures	357	December 2025	75,083,982	75,824,932	740,950

			$1,349,081,766	$1,365,823,382	$16,741,616

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	274	September 2026	$48,099,290	$48,122,764	$23,474
3-Month CORRA Futures	617	March 2027	108,275,896	108,264,281	(11,615)
3 Month Euro Euribor Futures	658	September 2027	189,089,214	188,872,788	(216,426)
3 Month Euro Euribor Futures	1,293	June 2028	370,910,234	370,517,445	(392,789)
CBOT 5 Year U.S. Treasury Notes Futures	1,348	December 2025	147,654,099	147,195,282	(458,817)
CBOT 10 Year U.S. Treasury Notes Futures	845	December 2025	95,473,224	95,062,500	(410,724)
CBOT U.S. Long Bond Futures	273	December 2025	31,951,721	31,830,094	(121,627)
CBOT Ultra Long Term U.S. Treasury Bond Futures	113	December 2025	13,678,908	13,567,063	(111,845)
Eurex Euro-BTP Italian Bond Futures	1,064	December 2025	149,361,883	149,702,918	341,035
Eurex Euro-BTP Italian Bond Futures	690	December 2025	87,428,523	87,437,599	9,076
French Government Bond Futures	109	December 2025	15,598,209	15,529,344	(68,865)
Montreal Exchange 10 Year Canadian Bond Futures	677	December 2025	59,519,194	59,571,330	52,136
SFE 10 Year Australian Bond Futures	705	December 2025	53,170,886	52,878,370	(292,516)
Three-Month SOFR Futures	1,244	March 2027	301,601,229	301,374,550	(226,679)
Three-Month SOFR Futures	3,390	December 2027	821,134,362	820,930,875	(203,487)
Three-Month SOFR Futures	3,267	September 2028	790,357,052	790,001,438	(355,614)
Three Month SONIA Index Futures	243	March 2027	78,808,940	78,757,262	(51,678)
Three Month SONIA Index Futures	1,585	December 2027	513,493,146	513,278,445	(214,701)

			$3,875,606,010	$3,872,894,348	$(2,711,662)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Short Futures Contracts Open on September 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	2,180	December 2025	$(46,538,023)	$(45,289,500)	$1,248,523
CBOT Soybean FuturesA	37	November 2025	(1,857,189)	(1,853,237)	3,952
CBOT Soybean Meal FuturesA	1,367	December 2025	(39,007,001)	(37,360,110)	1,646,891
CBOT Soybean Oil FuturesA	56	December 2025	(1,673,488)	(1,662,864)	10,624
CBOT Wheat FuturesA	1,258	December 2025	(33,346,054)	(31,953,200)	1,392,854
Euronext Milling Wheat FuturesA	1,647	December 2025	(19,659,680)	(18,007,222)	1,652,458
Euronext Rapeseed FuturesA	53	October 2025	(1,480,600)	(1,449,835)	30,765
Euronext Rapeseed FuturesA	131	January 2026	(3,638,958)	(3,575,865)	63,093
ICE Cocoa FuturesA	87	March 2026	(6,196,491)	(5,553,117)	643,374
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	March 2026	(409,885)	(383,900)	25,985
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	April 2026	(409,885)	(386,980)	22,905
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	May 2026	(409,885)	(405,570)	4,315
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	June 2026	(409,885)	(427,350)	(17,465)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	July 2026	(409,885)	(431,750)	(21,865)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	August 2026	(409,885)	(427,020)	(17,135)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	44	September 2026	(409,885)	(432,190)	(22,305)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	October 2026	(1,479,150)	(1,403,860)	75,290
ICE U.S. - Henry Ld1 Fixed Price FuturesA	136	November 2026	(1,479,150)	(1,543,260)	(64,110)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	60	December 2026	(651,845)	(717,900)	(66,055)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	60	January 2027	(651,845)	(669,300)	(17,455)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	60	February 2027	(651,845)	(582,000)	69,845
KCBT Hard Red Winter Wheat FuturesA	912	December 2025	(24,651,449)	(22,697,400)	1,954,049
LME Lead FuturesA	383	November 2025	(18,952,448)	(18,874,144)	78,304
LME Nickel FuturesA	137	November 2025	(12,651,866)	(12,456,983)	194,883
LME Primary Aluminum FuturesA	99	November 2025	(6,376,492)	(6,635,896)	(259,404)
LME Zinc FuturesA	30	November 2025	(2,210,160)	(2,232,233)	(22,073)
MGE Red Wheat FuturesA	501	December 2025	(15,033,259)	(14,096,888)	936,371
NYBOT CSC Cocoa FuturesA	63	December 2025	(4,416,244)	(4,251,870)	164,374
NYBOT CSC Number 11 World Sugar FuturesA	3,194	February 2026	(58,370,644)	(59,382,848)	(1,012,204)
NYBOT CTN Number 2 Cotton FuturesA	391	December 2025	(13,144,345)	(12,858,035)	286,310
NYMEX Henry Hub Natural Gas FuturesA	2,185	October 2025	(72,031,961)	(72,170,550)	(138,589)
WCE Canola FuturesA	55	January 2026	(496,581)	(488,625)	7,956

			$(389,515,963)	$(380,661,502)	$8,854,461

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	290	December 2025	$(28,322,281)	$(28,260,790)	$61,491

			$(28,322,281)	$(28,260,790)	$61,491

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NSE IFSC NIFTY 50 Index Futures	322	October 2025	$(15,961,229)	$(15,946,406)	$14,823

			$(15,961,229)	$(15,946,406)	$14,823

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	1,285	December 2026	$(369,539,095)	$(369,526,209)	$12,886
CBOT 2 Year U.S. Treasury Notes Futures	479	December 2025	(99,749,616)	(99,822,852)	(73,236)
Eurex 2 Year Euro SCHATZ Futures	7,056	December 2025	(886,915,804)	(886,233,176)	682,628
Eurex 5 Year Euro BOBL Futures	533	December 2025	(73,614,169)	(73,721,846)	(107,677)
Eurex 10 Year Euro BUND Futures	3	December 2025	(451,421)	(452,843)	(1,422)
Eurex 30 Year Euro BUXL Futures	346	December 2025	(45,367,681)	(46,504,241)	(1,136,560)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Short Futures Contracts Open on September 30, 2025 (continued):

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Long Gilt Futures	320	December 2025	$(38,867,158)	$(39,094,614)	$(227,456)
KFE 3 Year Treasury Bond Futures	1,275	December 2025	(97,109,028)	(97,043,762)	65,266
KFE 10 Year Treasury Bond Futures	112	December 2025	(9,373,393)	(9,369,987)	3,406
SFE 3 Year Australian Bond Futures	3,276	December 2025	(232,259,045)	(231,601,708)	657,337
TSE Japanese 10 Year Bond Futures	341	December 2025	(315,707,816)	(313,110,795)	2,597,021

			$(2,168,954,226)	$(2,166,482,033)	$2,472,193

Forward Foreign Currency Contracts Open on September 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,430	INR	28,144	10/10/2025	BNP	$286	$—	$286
USD	28,431	INR	28,144	10/10/2025	BNP	287	—	287
USD	28,434	INR	28,144	10/10/2025	BNP	290	—	290
USD	28,435	INR	28,144	10/10/2025	BNP	291	—	291
USD	28,436	INR	28,144	10/10/2025	BNP	292	—	292
USD	28,438	INR	28,144	10/10/2025	BNP	294	—	294
USD	28,439	INR	28,144	10/10/2025	BNP	295	—	295
USD	28,442	INR	28,144	10/10/2025	BNP	298	—	298
USD	28,443	INR	28,144	10/10/2025	BNP	299	—	299
USD	28,447	INR	28,144	10/10/2025	BNP	303	—	303
USD	28,449	INR	28,144	10/10/2025	BNP	305	—	305
USD	28,456	INR	28,144	10/10/2025	BNP	312	—	312
USD	28,458	INR	28,144	10/10/2025	BNP	314	—	314
USD	28,467	INR	28,144	10/10/2025	BNP	323	—	323
USD	28,469	INR	28,144	10/10/2025	BNP	325	—	325
USD	28,484	INR	28,144	10/10/2025	BNP	340	—	340
USD	28,485	INR	28,144	10/10/2025	BNP	341	—	341
USD	28,500	INR	28,144	10/10/2025	BNP	356	—	356
USD	28,521	INR	28,144	10/10/2025	BNP	377	—	377
USD	28,523	INR	28,144	10/10/2025	BNP	379	—	379
USD	28,524	INR	28,144	10/10/2025	BNP	380	—	380
USD	28,528	INR	28,144	10/10/2025	BNP	384	—	384
USD	28,530	INR	28,144	10/10/2025	BNP	386	—	386
USD	28,532	INR	28,144	10/10/2025	BNP	388	—	388
USD	28,535	INR	28,144	10/10/2025	BNP	391	—	391
USD	28,543	INR	28,144	10/10/2025	BNP	399	—	399
USD	28,547	INR	28,144	10/10/2025	BNP	403	—	403
USD	28,549	INR	28,144	10/10/2025	BNP	405	—	405
USD	28,552	INR	28,144	10/10/2025	BNP	408	—	408
USD	56,845	INR	56,289	10/10/2025	BNP	556	—	556
USD	56,855	INR	56,288	10/10/2025	BNP	567	—	567
USD	56,856	INR	56,288	10/10/2025	BNP	568	—	568
USD	56,860	INR	56,288	10/10/2025	BNP	572	—	572
USD	56,861	INR	56,288	10/10/2025	BNP	573	—	573
USD	56,863	INR	56,289	10/10/2025	BNP	574	—	574
USD	28,433	INR	28,144	10/10/2025	BNP	289	—	289
USD	28,433	INR	28,144	10/10/2025	BNP	289	—	289
USD	56,869	INR	56,288	10/10/2025	BNP	581	—	581
USD	56,871	INR	56,289	10/10/2025	BNP	582	—	582
USD	56,874	INR	56,288	10/10/2025	BNP	586	—	586
USD	56,875	INR	56,288	10/10/2025	BNP	587	—	587
USD	56,876	INR	56,288	10/10/2025	BNP	588	—	588
USD	56,877	INR	56,288	10/10/2025	BNP	589	—	589
USD	56,881	INR	56,288	10/10/2025	BNP	593	—	593
USD	56,886	INR	56,288	10/10/2025	BNP	598	—	598
USD	56,891	INR	56,288	10/10/2025	BNP	603	—	603
USD	28,446	INR	28,144	10/10/2025	BNP	302	—	302

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,446	INR	28,144	10/10/2025	BNP	$302	$—	$302
USD	28,448	INR	28,144	10/10/2025	BNP	304	—	304
USD	28,448	INR	28,144	10/10/2025	BNP	304	—	304
USD	56,898	INR	56,288	10/10/2025	BNP	610	—	610
USD	56,901	INR	56,288	10/10/2025	BNP	613	—	613
USD	56,902	INR	56,288	10/10/2025	BNP	614	—	614
USD	56,905	INR	56,288	10/10/2025	BNP	617	—	617
USD	56,906	INR	56,288	10/10/2025	BNP	618	—	618
USD	28,453	INR	28,144	10/10/2025	BNP	309	—	309
USD	28,453	INR	28,144	10/10/2025	BNP	309	—	309
USD	56,912	INR	56,288	10/10/2025	BNP	624	—	624
USD	56,913	INR	56,288	10/10/2025	BNP	625	—	625
USD	56,917	INR	56,288	10/10/2025	BNP	629	—	629
USD	28,459	INR	28,144	10/10/2025	BNP	315	—	315
USD	28,459	INR	28,144	10/10/2025	BNP	315	—	315
USD	56,919	INR	56,289	10/10/2025	BNP	630	—	630
USD	56,920	INR	56,288	10/10/2025	BNP	632	—	632
USD	56,922	INR	56,288	10/10/2025	BNP	634	—	634
USD	56,923	INR	56,288	10/10/2025	BNP	635	—	635
USD	56,924	INR	56,288	10/10/2025	BNP	636	—	636
USD	28,462	INR	28,144	10/10/2025	BNP	318	—	318
USD	28,462	INR	28,144	10/10/2025	BNP	318	—	318
USD	28,463	INR	28,144	10/10/2025	BNP	319	—	319
USD	28,463	INR	28,144	10/10/2025	BNP	319	—	319
USD	56,929	INR	56,288	10/10/2025	BNP	641	—	641
USD	56,930	INR	56,288	10/10/2025	BNP	642	—	642
USD	56,939	INR	56,288	10/10/2025	BNP	651	—	651
USD	56,951	INR	56,288	10/10/2025	BNP	663	—	663
USD	56,957	INR	56,288	10/10/2025	BNP	669	—	669
USD	57,039	INR	56,288	10/10/2025	BNP	751	—	751
USD	57,047	INR	56,288	10/10/2025	BNP	759	—	759
USD	28,526	INR	28,144	10/10/2025	BNP	382	—	382
USD	28,526	INR	28,144	10/10/2025	BNP	382	—	382
USD	28,527	INR	28,144	10/10/2025	BNP	383	—	383
USD	28,527	INR	28,144	10/10/2025	BNP	383	—	383
USD	57,058	INR	56,288	10/10/2025	BNP	770	—	770
USD	57,062	INR	56,288	10/10/2025	BNP	774	—	774
USD	57,065	INR	56,288	10/10/2025	BNP	777	—	777
USD	57,067	INR	56,288	10/10/2025	BNP	779	—	779
USD	57,078	INR	56,288	10/10/2025	BNP	790	—	790
USD	57,080	INR	56,288	10/10/2025	BNP	792	—	792
USD	28,541	INR	28,144	10/10/2025	BNP	397	—	397
USD	28,541	INR	28,144	10/10/2025	BNP	397	—	397
USD	57,094	INR	56,288	10/10/2025	BNP	806	—	806
USD	57,236	INR	56,288	10/10/2025	BNP	948	—	948
USD	57,256	INR	56,288	10/10/2025	BNP	968	—	968
USD	57,290	INR	56,288	10/10/2025	BNP	1,002	—	1,002
USD	85,284	INR	84,432	10/10/2025	BNP	852	—	852
USD	85,296	INR	84,432	10/10/2025	BNP	864	—	864
USD	85,298	INR	84,432	10/10/2025	BNP	866	—	866
USD	85,307	INR	84,432	10/10/2025	BNP	875	—	875
USD	85,311	INR	84,432	10/10/2025	BNP	879	—	879
USD	85,312	INR	84,433	10/10/2025	BNP	879	—	879
USD	85,316	INR	84,433	10/10/2025	BNP	883	—	883
USD	85,318	INR	84,433	10/10/2025	BNP	885	—	885
USD	85,320	INR	84,433	10/10/2025	BNP	887	—	887
USD	85,321	INR	84,432	10/10/2025	BNP	889	—	889
USD	28,441	INR	28,144	10/10/2025	BNP	297	—	297
USD	28,441	INR	28,144	10/10/2025	BNP	297	—	297
USD	28,441	INR	28,144	10/10/2025	BNP	297	—	297
USD	85,326	INR	84,432	10/10/2025	BNP	894	—	894

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	85,330	INR	84,432	10/10/2025	BNP	$898	$—	$898
USD	85,331	INR	84,432	10/10/2025	BNP	899	—	899
USD	85,332	INR	84,432	10/10/2025	BNP	900	—	900
USD	28,444	INR	28,144	10/10/2025	BNP	300	—	300
USD	28,444	INR	28,144	10/10/2025	BNP	300	—	300
USD	28,444	INR	28,144	10/10/2025	BNP	300	—	300
USD	85,333	INR	84,432	10/10/2025	BNP	901	—	901
USD	85,337	INR	84,432	10/10/2025	BNP	905	—	905
USD	85,338	INR	84,432	10/10/2025	BNP	906	—	906
USD	85,343	INR	84,432	10/10/2025	BNP	911	—	911
USD	85,345	INR	84,432	10/10/2025	BNP	913	—	913
USD	85,346	INR	84,433	10/10/2025	BNP	913	—	913
USD	85,350	INR	84,432	10/10/2025	BNP	918	—	918
USD	85,351	INR	84,432	10/10/2025	BNP	919	—	919
USD	85,352	INR	84,432	10/10/2025	BNP	920	—	920
USD	28,451	INR	28,144	10/10/2025	BNP	307	—	307
USD	28,451	INR	28,144	10/10/2025	BNP	307	—	307
USD	28,451	INR	28,144	10/10/2025	BNP	307	—	307
USD	85,355	INR	84,432	10/10/2025	BNP	923	—	923
USD	85,357	INR	84,432	10/10/2025	BNP	925	—	925
USD	85,365	INR	84,432	10/10/2025	BNP	933	—	933
USD	28,455	INR	28,144	10/10/2025	BNP	311	—	311
USD	28,455	INR	28,144	10/10/2025	BNP	311	—	311
USD	28,455	INR	28,144	10/10/2025	BNP	311	—	311
USD	85,366	INR	84,432	10/10/2025	BNP	934	—	934
USD	85,367	INR	84,432	10/10/2025	BNP	935	—	935
USD	85,371	INR	84,432	10/10/2025	BNP	939	—	939
USD	85,376	INR	84,432	10/10/2025	BNP	944	—	944
USD	85,393	INR	84,432	10/10/2025	BNP	961	—	961
USD	85,471	INR	84,432	10/10/2025	BNP	1,039	—	1,039
USD	85,475	INR	84,432	10/10/2025	BNP	1,043	—	1,043
USD	85,531	INR	84,432	10/10/2025	BNP	1,099	—	1,099
USD	85,935	INR	84,432	10/10/2025	BNP	1,503	—	1,503
USD	85,939	INR	84,432	10/10/2025	BNP	1,507	—	1,507
USD	56,857	INR	56,288	10/10/2025	BNP	569	—	569
USD	56,857	INR	56,288	10/10/2025	BNP	569	—	569
USD	113,720	INR	112,576	10/10/2025	BNP	1,144	—	1,144
USD	56,865	INR	56,288	10/10/2025	BNP	577	—	577
USD	56,865	INR	56,288	10/10/2025	BNP	577	—	577
USD	56,866	INR	56,288	10/10/2025	BNP	578	—	578
USD	56,866	INR	56,288	10/10/2025	BNP	578	—	578
USD	56,867	INR	56,288	10/10/2025	BNP	579	—	579
USD	56,867	INR	56,288	10/10/2025	BNP	579	—	579
USD	56,872	INR	56,288	10/10/2025	BNP	584	—	584
USD	56,872	INR	56,288	10/10/2025	BNP	584	—	584
USD	113,750	INR	112,576	10/10/2025	BNP	1,174	—	1,174
USD	113,763	INR	112,576	10/10/2025	BNP	1,187	—	1,187
USD	113,767	INR	112,576	10/10/2025	BNP	1,191	—	1,191
USD	56,888	INR	56,288	10/10/2025	BNP	600	—	600
USD	56,888	INR	56,288	10/10/2025	BNP	600	—	600
USD	56,889	INR	56,288	10/10/2025	BNP	601	—	601
USD	56,889	INR	56,288	10/10/2025	BNP	601	—	601
USD	56,890	INR	56,288	10/10/2025	BNP	602	—	602
USD	56,890	INR	56,288	10/10/2025	BNP	602	—	602
USD	56,892	INR	56,288	10/10/2025	BNP	604	—	604
USD	56,892	INR	56,288	10/10/2025	BNP	604	—	604
USD	56,893	INR	56,289	10/10/2025	BNP	604	—	604
USD	56,893	INR	56,289	10/10/2025	BNP	604	—	604
USD	56,894	INR	56,288	10/10/2025	BNP	606	—	606
USD	56,894	INR	56,288	10/10/2025	BNP	606	—	606
USD	56,899	INR	56,288	10/10/2025	BNP	611	—	611

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,899	INR	56,288	10/10/2025	BNP	$611	$—	$611
USD	56,900	INR	56,288	10/10/2025	BNP	612	—	612
USD	56,900	INR	56,288	10/10/2025	BNP	612	—	612
USD	28,450	INR	28,144	10/10/2025	BNP	306	—	306
USD	28,450	INR	28,144	10/10/2025	BNP	306	—	306
USD	28,450	INR	28,145	10/10/2025	BNP	305	—	305
USD	28,450	INR	28,144	10/10/2025	BNP	306	—	306
USD	56,903	INR	56,288	10/10/2025	BNP	615	—	615
USD	56,903	INR	56,288	10/10/2025	BNP	615	—	615
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308
USD	56,915	INR	56,288	10/10/2025	BNP	627	—	627
USD	56,915	INR	56,288	10/10/2025	BNP	627	—	627
USD	56,916	INR	56,288	10/10/2025	BNP	628	—	628
USD	56,916	INR	56,288	10/10/2025	BNP	628	—	628
USD	56,942	INR	56,289	10/10/2025	BNP	653	—	653
USD	56,942	INR	56,288	10/10/2025	BNP	654	—	654
USD	57,057	INR	56,288	10/10/2025	BNP	769	—	769
USD	57,057	INR	56,288	10/10/2025	BNP	769	—	769
USD	114,489	INR	112,577	10/10/2025	BNP	1,912	—	1,912
USD	114,603	INR	112,577	10/10/2025	BNP	2,026	—	2,026
USD	114,636	INR	112,577	10/10/2025	BNP	2,059	—	2,059
USD	28,460	INR	28,144	10/10/2025	BNP	316	—	316
USD	28,460	INR	28,144	10/10/2025	BNP	316	—	316
USD	28,460	INR	28,144	10/10/2025	BNP	316	—	316
USD	28,460	INR	28,144	10/10/2025	BNP	316	—	316
USD	28,460	INR	28,144	10/10/2025	BNP	316	—	316
USD	56,873	INR	56,288	10/10/2025	BNP	585	—	585
USD	56,873	INR	56,288	10/10/2025	BNP	585	—	585
USD	56,873	INR	56,288	10/10/2025	BNP	585	—	585
USD	85,313	INR	84,432	10/10/2025	BNP	881	—	881
USD	85,313	INR	84,433	10/10/2025	BNP	880	—	880
USD	56,878	INR	56,288	10/10/2025	BNP	590	—	590
USD	56,878	INR	56,288	10/10/2025	BNP	590	—	590
USD	56,878	INR	56,288	10/10/2025	BNP	590	—	590
USD	56,882	INR	56,288	10/10/2025	BNP	594	—	594
USD	56,882	INR	56,288	10/10/2025	BNP	594	—	594
USD	56,882	INR	56,288	10/10/2025	BNP	594	—	594
USD	56,884	INR	56,288	10/10/2025	BNP	596	—	596
USD	56,884	INR	56,288	10/10/2025	BNP	596	—	596
USD	56,884	INR	56,288	10/10/2025	BNP	596	—	596
USD	56,885	INR	56,288	10/10/2025	BNP	597	—	597
USD	56,885	INR	56,288	10/10/2025	BNP	597	—	597
USD	56,885	INR	56,288	10/10/2025	BNP	597	—	597
USD	85,329	INR	84,432	10/10/2025	BNP	897	—	897
USD	85,329	INR	84,432	10/10/2025	BNP	897	—	897
USD	56,887	INR	56,288	10/10/2025	BNP	599	—	599
USD	56,887	INR	56,288	10/10/2025	BNP	599	—	599
USD	56,887	INR	56,288	10/10/2025	BNP	599	—	599
USD	85,339	INR	84,432	10/10/2025	BNP	907	—	907
USD	85,339	INR	84,432	10/10/2025	BNP	907	—	907
USD	56,895	INR	56,288	10/10/2025	BNP	607	—	607
USD	56,895	INR	56,288	10/10/2025	BNP	607	—	607
USD	56,895	INR	56,288	10/10/2025	BNP	607	—	607
USD	56,896	INR	56,288	10/10/2025	BNP	608	—	608
USD	56,896	INR	56,288	10/10/2025	BNP	608	—	608
USD	56,896	INR	56,288	10/10/2025	BNP	608	—	608
USD	85,348	INR	84,432	10/10/2025	BNP	916	—	916
USD	85,348	INR	84,433	10/10/2025	BNP	915	—	915

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	85,358	INR	84,432	10/10/2025	BNP	$926	$—	$926
USD	85,358	INR	84,432	10/10/2025	BNP	926	—	926
USD	56,910	INR	56,289	10/10/2025	BNP	621	—	621
USD	56,910	INR	56,288	10/10/2025	BNP	622	—	622
USD	56,910	INR	56,288	10/10/2025	BNP	622	—	622
USD	171,793	INR	168,865	10/10/2025	BNP	2,928	—	2,928
USD	56,897	INR	56,288	10/10/2025	BNP	609	—	609
USD	56,897	INR	56,288	10/10/2025	BNP	609	—	609
USD	56,897	INR	56,288	10/10/2025	BNP	609	—	609
USD	56,897	INR	56,288	10/10/2025	BNP	609	—	609
USD	56,909	INR	56,288	10/10/2025	BNP	621	—	621
USD	56,909	INR	56,288	10/10/2025	BNP	621	—	621
USD	56,909	INR	56,288	10/10/2025	BNP	621	—	621
USD	56,909	INR	56,288	10/10/2025	BNP	621	—	621
USD	85,349	INR	84,432	10/10/2025	BNP	917	—	917
USD	85,349	INR	84,432	10/10/2025	BNP	917	—	917
USD	85,349	INR	84,432	10/10/2025	BNP	917	—	917
USD	56,904	INR	56,289	10/10/2025	BNP	615	—	615
USD	56,904	INR	56,288	10/10/2025	BNP	616	—	616
USD	56,904	INR	56,288	10/10/2025	BNP	616	—	616
USD	56,904	INR	56,288	10/10/2025	BNP	616	—	616
USD	56,904	INR	56,289	10/10/2025	BNP	615	—	615
USD	56,870	INR	56,288	10/10/2025	BNP	582	—	582
USD	56,870	INR	56,288	10/10/2025	BNP	582	—	582
USD	56,869	INR	56,288	10/10/2025	BNP	581	—	581
USD	56,870	INR	56,288	10/10/2025	BNP	582	—	582
USD	56,870	INR	56,288	10/10/2025	BNP	582	—	582
USD	56,870	INR	56,288	10/10/2025	BNP	582	—	582
USD	384,118	INR	379,944	10/10/2025	BNP	4,174	—	4,174
USD	741,676	INR	731,745	10/10/2025	BNP	9,931	—	9,931
USD	1,379,958	INR	1,364,986	10/10/2025	BNP	14,972	—	14,972
INR	985,041	USD	996,672	10/10/2025	BNP	—	(11,631)	(11,631)
INR	1,013,185	USD	1,024,753	10/10/2025	BNP	—	(11,568)	(11,568)
INR	1,322,770	USD	1,338,542	10/10/2025	BNP	—	(15,772)	(15,772)
INR	1,632,354	USD	1,651,177	10/10/2025	BNP	—	(18,823)	(18,823)
INR	11,848,641	USD	11,855,477	10/10/2025	BNP	—	(6,836)	(6,836)
USD	75,352,386	INR	74,357,844	10/17/2025	BNP	994,542	—	994,542
USD	428,471	PHP	429,313	10/20/2025	BNP	—	(842)	(842)
USD	689,984	PHP	686,902	10/20/2025	BNP	3,082	—	3,082
USD	861,876	PHP	858,627	10/20/2025	BNP	3,249	—	3,249
USD	902,730	PHP	901,558	10/20/2025	BNP	1,172	—	1,172
USD	945,423	PHP	944,489	10/20/2025	BNP	934	—	934
PHP	42,931	USD	43,714	10/20/2025	BNP	—	(783)	(783)
PHP	42,931	USD	43,782	10/20/2025	BNP	—	(851)	(851)
PHP	42,931	USD	43,843	10/20/2025	BNP	—	(912)	(912)
PHP	42,931	USD	43,845	10/20/2025	BNP	—	(914)	(914)
PHP	42,931	USD	43,899	10/20/2025	BNP	—	(968)	(968)
PHP	42,931	USD	43,905	10/20/2025	BNP	—	(974)	(974)
PHP	42,931	USD	43,910	10/20/2025	BNP	—	(979)	(979)
PHP	42,931	USD	43,912	10/20/2025	BNP	—	(981)	(981)
PHP	42,931	USD	43,918	10/20/2025	BNP	—	(987)	(987)
PHP	42,931	USD	43,925	10/20/2025	BNP	—	(994)	(994)
PHP	42,931	USD	43,932	10/20/2025	BNP	—	(1,001)	(1,001)
PHP	42,931	USD	43,941	10/20/2025	BNP	—	(1,010)	(1,010)
PHP	42,931	USD	43,950	10/20/2025	BNP	—	(1,019)	(1,019)
PHP	42,931	USD	43,954	10/20/2025	BNP	—	(1,023)	(1,023)
PHP	42,931	USD	43,956	10/20/2025	BNP	—	(1,025)	(1,025)
PHP	42,931	USD	43,964	10/20/2025	BNP	—	(1,033)	(1,033)
PHP	42,931	USD	43,969	10/20/2025	BNP	—	(1,038)	(1,038)
PHP	42,931	USD	43,993	10/20/2025	BNP	—	(1,062)	(1,062)
PHP	42,931	USD	43,994	10/20/2025	BNP	—	(1,063)	(1,063)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	42,931	USD	43,999	10/20/2025	BNP	$—	$(1,068)	$(1,068)
PHP	42,931	USD	44,001	10/20/2025	BNP	—	(1,070)	(1,070)
PHP	42,931	USD	44,032	10/20/2025	BNP	—	(1,101)	(1,101)
PHP	85,863	USD	87,561	10/20/2025	BNP	—	(1,698)	(1,698)
PHP	85,863	USD	87,611	10/20/2025	BNP	—	(1,748)	(1,748)
PHP	85,863	USD	87,621	10/20/2025	BNP	—	(1,758)	(1,758)
PHP	85,863	USD	87,805	10/20/2025	BNP	—	(1,942)	(1,942)
PHP	85,863	USD	87,806	10/20/2025	BNP	—	(1,943)	(1,943)
PHP	85,863	USD	87,811	10/20/2025	BNP	—	(1,948)	(1,948)
PHP	85,863	USD	87,815	10/20/2025	BNP	—	(1,952)	(1,952)
PHP	85,863	USD	87,817	10/20/2025	BNP	—	(1,954)	(1,954)
PHP	42,931	USD	43,911	10/20/2025	BNP	—	(980)	(980)
PHP	42,931	USD	43,911	10/20/2025	BNP	—	(980)	(980)
PHP	85,863	USD	87,823	10/20/2025	BNP	—	(1,960)	(1,960)
PHP	85,863	USD	87,851	10/20/2025	BNP	—	(1,988)	(1,988)
PHP	85,863	USD	87,861	10/20/2025	BNP	—	(1,998)	(1,998)
PHP	85,863	USD	87,875	10/20/2025	BNP	—	(2,012)	(2,012)
PHP	85,863	USD	87,885	10/20/2025	BNP	—	(2,022)	(2,022)
PHP	85,863	USD	87,894	10/20/2025	BNP	—	(2,031)	(2,031)
PHP	42,931	USD	43,958	10/20/2025	BNP	—	(1,027)	(1,027)
PHP	42,931	USD	43,958	10/20/2025	BNP	—	(1,027)	(1,027)
PHP	42,931	USD	43,973	10/20/2025	BNP	—	(1,042)	(1,042)
PHP	42,931	USD	43,973	10/20/2025	BNP	—	(1,042)	(1,042)
PHP	85,863	USD	87,987	10/20/2025	BNP	—	(2,124)	(2,124)
PHP	85,863	USD	88,013	10/20/2025	BNP	—	(2,150)	(2,150)
PHP	42,931	USD	44,011	10/20/2025	BNP	—	(1,080)	(1,080)
PHP	42,931	USD	44,010	10/20/2025	BNP	—	(1,079)	(1,079)
PHP	85,863	USD	88,032	10/20/2025	BNP	—	(2,169)	(2,169)
PHP	85,863	USD	88,049	10/20/2025	BNP	—	(2,186)	(2,186)
PHP	128,794	USD	131,701	10/20/2025	BNP	—	(2,907)	(2,907)
PHP	128,794	USD	131,739	10/20/2025	BNP	—	(2,945)	(2,945)
PHP	128,794	USD	131,926	10/20/2025	BNP	—	(3,132)	(3,132)
PHP	128,794	USD	131,956	10/20/2025	BNP	—	(3,162)	(3,162)
PHP	128,794	USD	132,118	10/20/2025	BNP	—	(3,324)	(3,324)
PHP	85,863	USD	87,835	10/20/2025	BNP	—	(1,972)	(1,972)
PHP	85,863	USD	87,835	10/20/2025	BNP	—	(1,972)	(1,972)
PHP	85,863	USD	87,996	10/20/2025	BNP	—	(2,133)	(2,133)
PHP	85,863	USD	87,996	10/20/2025	BNP	—	(2,133)	(2,133)
USD	28,275	INR	28,118	10/28/2025	BNP	157	—	157
USD	28,284	INR	28,118	10/28/2025	BNP	166	—	166
USD	28,292	INR	28,118	10/28/2025	BNP	174	—	174
USD	28,295	INR	28,118	10/28/2025	BNP	177	—	177
USD	28,296	INR	28,118	10/28/2025	BNP	178	—	178
USD	28,297	INR	28,118	10/28/2025	BNP	179	—	179
USD	28,298	INR	28,118	10/28/2025	BNP	180	—	180
USD	28,302	INR	28,118	10/28/2025	BNP	184	—	184
USD	28,305	INR	28,118	10/28/2025	BNP	187	—	187
USD	28,309	INR	28,118	10/28/2025	BNP	191	—	191
USD	28,311	INR	28,118	10/28/2025	BNP	193	—	193
USD	28,315	INR	28,117	10/28/2025	BNP	198	—	198
USD	28,318	INR	28,118	10/28/2025	BNP	200	—	200
USD	28,319	INR	28,118	10/28/2025	BNP	201	—	201
USD	28,321	INR	28,118	10/28/2025	BNP	203	—	203
USD	28,323	INR	28,118	10/28/2025	BNP	205	—	205
USD	28,331	INR	28,118	10/28/2025	BNP	213	—	213
USD	28,358	INR	28,118	10/28/2025	BNP	240	—	240
USD	28,360	INR	28,118	10/28/2025	BNP	242	—	242
USD	56,569	INR	56,235	10/28/2025	BNP	334	—	334
USD	56,572	INR	56,236	10/28/2025	BNP	336	—	336
USD	56,573	INR	56,236	10/28/2025	BNP	337	—	337
USD	56,575	INR	56,236	10/28/2025	BNP	339	—	339

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,576	INR	56,235	10/28/2025	BNP	$341	$—	$341
USD	56,577	INR	56,236	10/28/2025	BNP	341	—	341
USD	56,578	INR	56,236	10/28/2025	BNP	342	—	342
USD	56,579	INR	56,236	10/28/2025	BNP	343	—	343
USD	56,580	INR	56,236	10/28/2025	BNP	344	—	344
USD	56,586	INR	56,236	10/28/2025	BNP	350	—	350
USD	56,588	INR	56,236	10/28/2025	BNP	352	—	352
USD	56,589	INR	56,236	10/28/2025	BNP	353	—	353
USD	56,590	INR	56,236	10/28/2025	BNP	354	—	354
USD	56,596	INR	56,236	10/28/2025	BNP	360	—	360
USD	56,605	INR	56,236	10/28/2025	BNP	369	—	369
USD	56,606	INR	56,236	10/28/2025	BNP	370	—	370
USD	56,607	INR	56,236	10/28/2025	BNP	371	—	371
USD	56,608	INR	56,236	10/28/2025	BNP	372	—	372
USD	56,610	INR	56,236	10/28/2025	BNP	374	—	374
USD	56,612	INR	56,236	10/28/2025	BNP	376	—	376
USD	56,615	INR	56,236	10/28/2025	BNP	379	—	379
USD	56,621	INR	56,235	10/28/2025	BNP	386	—	386
USD	56,625	INR	56,236	10/28/2025	BNP	389	—	389
USD	28,314	INR	28,118	10/28/2025	BNP	196	—	196
USD	28,314	INR	28,118	10/28/2025	BNP	196	—	196
USD	56,633	INR	56,236	10/28/2025	BNP	397	—	397
USD	56,639	INR	56,235	10/28/2025	BNP	404	—	404
USD	56,641	INR	56,236	10/28/2025	BNP	405	—	405
USD	56,643	INR	56,236	10/28/2025	BNP	407	—	407
USD	56,647	INR	56,235	10/28/2025	BNP	412	—	412
USD	56,648	INR	56,236	10/28/2025	BNP	412	—	412
USD	56,656	INR	56,236	10/28/2025	BNP	420	—	420
USD	56,664	INR	56,235	10/28/2025	BNP	429	—	429
USD	56,673	INR	56,236	10/28/2025	BNP	437	—	437
USD	84,840	INR	84,353	10/28/2025	BNP	487	—	487
USD	84,843	INR	84,354	10/28/2025	BNP	489	—	489
USD	84,854	INR	84,353	10/28/2025	BNP	501	—	501
USD	84,865	INR	84,354	10/28/2025	BNP	511	—	511
USD	84,873	INR	84,353	10/28/2025	BNP	520	—	520
USD	84,877	INR	84,354	10/28/2025	BNP	523	—	523
USD	84,879	INR	84,354	10/28/2025	BNP	525	—	525
USD	84,882	INR	84,354	10/28/2025	BNP	528	—	528
USD	84,888	INR	84,354	10/28/2025	BNP	534	—	534
USD	84,896	INR	84,353	10/28/2025	BNP	543	—	543
USD	84,902	INR	84,353	10/28/2025	BNP	549	—	549
USD	84,907	INR	84,354	10/28/2025	BNP	553	—	553
USD	84,924	INR	84,354	10/28/2025	BNP	570	—	570
USD	28,308	INR	28,118	10/28/2025	BNP	190	—	190
USD	28,308	INR	28,118	10/28/2025	BNP	190	—	190
USD	28,308	INR	28,118	10/28/2025	BNP	190	—	190
USD	84,926	INR	84,354	10/28/2025	BNP	572	—	572
USD	84,932	INR	84,354	10/28/2025	BNP	578	—	578
USD	84,940	INR	84,354	10/28/2025	BNP	586	—	586
USD	84,944	INR	84,354	10/28/2025	BNP	590	—	590
USD	84,945	INR	84,353	10/28/2025	BNP	592	—	592
USD	84,950	INR	84,354	10/28/2025	BNP	596	—	596
USD	84,960	INR	84,353	10/28/2025	BNP	607	—	607
USD	84,980	INR	84,354	10/28/2025	BNP	626	—	626
USD	84,993	INR	84,354	10/28/2025	BNP	639	—	639
USD	113,121	INR	112,472	10/28/2025	BNP	649	—	649
USD	113,148	INR	112,471	10/28/2025	BNP	677	—	677
USD	113,155	INR	112,471	10/28/2025	BNP	684	—	684
USD	113,159	INR	112,471	10/28/2025	BNP	688	—	688
USD	113,167	INR	112,471	10/28/2025	BNP	696	—	696
USD	56,585	INR	56,236	10/28/2025	BNP	349	—	349

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,585	INR	56,236	10/28/2025	BNP	$349	$—	$349
USD	113,193	INR	112,472	10/28/2025	BNP	721	—	721
USD	113,213	INR	112,471	10/28/2025	BNP	742	—	742
USD	113,239	INR	112,472	10/28/2025	BNP	767	—	767
USD	113,270	INR	112,472	10/28/2025	BNP	798	—	798
USD	113,272	INR	112,472	10/28/2025	BNP	800	—	800
USD	56,636	INR	56,235	10/28/2025	BNP	401	—	401
USD	56,636	INR	56,236	10/28/2025	BNP	400	—	400
USD	113,311	INR	112,472	10/28/2025	BNP	839	—	839
USD	113,329	INR	112,471	10/28/2025	BNP	858	—	858
USD	56,574	INR	56,235	10/28/2025	BNP	339	—	339
USD	56,574	INR	56,236	10/28/2025	BNP	338	—	338
USD	56,574	INR	56,236	10/28/2025	BNP	338	—	338
USD	56,581	INR	56,236	10/28/2025	BNP	345	—	345
USD	56,581	INR	56,236	10/28/2025	BNP	345	—	345
USD	56,581	INR	56,236	10/28/2025	BNP	345	—	345
USD	56,583	INR	56,236	10/28/2025	BNP	347	—	347
USD	56,583	INR	56,236	10/28/2025	BNP	347	—	347
USD	56,583	INR	56,236	10/28/2025	BNP	347	—	347
USD	84,892	INR	84,354	10/28/2025	BNP	538	—	538
USD	84,892	INR	84,354	10/28/2025	BNP	538	—	538
USD	84,901	INR	84,354	10/28/2025	BNP	547	—	547
USD	84,901	INR	84,353	10/28/2025	BNP	548	—	548
USD	56,609	INR	56,236	10/28/2025	BNP	373	—	373
USD	56,609	INR	56,236	10/28/2025	BNP	373	—	373
USD	56,609	INR	56,236	10/28/2025	BNP	373	—	373
USD	56,614	INR	56,236	10/28/2025	BNP	378	—	378
USD	56,614	INR	56,236	10/28/2025	BNP	378	—	378
USD	56,614	INR	56,236	10/28/2025	BNP	378	—	378
USD	84,971	INR	84,353	10/28/2025	BNP	618	—	618
USD	84,971	INR	84,354	10/28/2025	BNP	617	—	617
USD	113,169	INR	112,472	10/28/2025	BNP	697	—	697
USD	113,169	INR	112,472	10/28/2025	BNP	697	—	697
USD	56,594	INR	56,236	10/28/2025	BNP	358	—	358
USD	56,594	INR	56,235	10/28/2025	BNP	359	—	359
USD	56,594	INR	56,236	10/28/2025	BNP	358	—	358
USD	56,594	INR	56,236	10/28/2025	BNP	358	—	358
USD	226,595	INR	224,944	10/28/2025	BNP	1,651	—	1,651
USD	424,564	INR	421,769	10/28/2025	BNP	2,795	—	2,795
USD	452,983	INR	449,887	10/28/2025	BNP	3,096	—	3,096
USD	481,468	INR	478,005	10/28/2025	BNP	3,463	—	3,463
USD	679,864	INR	674,831	10/28/2025	BNP	5,033	—	5,033
USD	820,672	INR	815,420	10/28/2025	BNP	5,252	—	5,252
USD	848,666	INR	843,538	10/28/2025	BNP	5,128	—	5,128
USD	961,813	INR	956,010	10/28/2025	BNP	5,803	—	5,803
USD	28,204	INR	28,098	11/10/2025	BNP	106	—	106
USD	28,218	INR	28,098	11/10/2025	BNP	120	—	120
USD	28,221	INR	28,098	11/10/2025	BNP	123	—	123
USD	28,222	INR	28,098	11/10/2025	BNP	124	—	124
USD	28,227	INR	28,097	11/10/2025	BNP	130	—	130
USD	28,234	INR	28,097	11/10/2025	BNP	137	—	137
USD	28,237	INR	28,097	11/10/2025	BNP	140	—	140
USD	28,243	INR	28,098	11/10/2025	BNP	145	—	145
USD	28,249	INR	28,098	11/10/2025	BNP	151	—	151
USD	28,252	INR	28,098	11/10/2025	BNP	154	—	154
USD	28,258	INR	28,098	11/10/2025	BNP	160	—	160
USD	28,268	INR	28,098	11/10/2025	BNP	170	—	170
USD	28,270	INR	28,098	11/10/2025	BNP	172	—	172
USD	28,272	INR	28,098	11/10/2025	BNP	174	—	174
USD	28,274	INR	28,098	11/10/2025	BNP	176	—	176
USD	28,278	INR	28,098	11/10/2025	BNP	180	—	180

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,279	INR	28,098	11/10/2025	BNP	$181	$—	$181
USD	28,280	INR	28,097	11/10/2025	BNP	183	—	183
USD	28,282	INR	28,098	11/10/2025	BNP	184	—	184
USD	28,283	INR	28,098	11/10/2025	BNP	185	—	185
USD	28,284	INR	28,098	11/10/2025	BNP	186	—	186
USD	28,285	INR	28,097	11/10/2025	BNP	188	—	188
USD	28,286	INR	28,098	11/10/2025	BNP	188	—	188
USD	28,287	INR	28,098	11/10/2025	BNP	189	—	189
USD	28,291	INR	28,098	11/10/2025	BNP	193	—	193
USD	28,292	INR	28,097	11/10/2025	BNP	195	—	195
USD	28,293	INR	28,098	11/10/2025	BNP	195	—	195
USD	28,295	INR	28,098	11/10/2025	BNP	197	—	197
USD	28,297	INR	28,098	11/10/2025	BNP	199	—	199
USD	28,298	INR	28,098	11/10/2025	BNP	200	—	200
USD	28,304	INR	28,097	11/10/2025	BNP	207	—	207
USD	28,310	INR	28,098	11/10/2025	BNP	212	—	212
USD	28,311	INR	28,098	11/10/2025	BNP	213	—	213
USD	28,319	INR	28,098	11/10/2025	BNP	221	—	221
USD	28,376	INR	28,097	11/10/2025	BNP	279	—	279
USD	28,386	INR	28,098	11/10/2025	BNP	288	—	288
USD	28,394	INR	28,098	11/10/2025	BNP	296	—	296
USD	28,409	INR	28,097	11/10/2025	BNP	312	—	312
USD	28,412	INR	28,097	11/10/2025	BNP	315	—	315
USD	28,416	INR	28,098	11/10/2025	BNP	318	—	318
USD	56,426	INR	56,195	11/10/2025	BNP	231	—	231
USD	56,430	INR	56,195	11/10/2025	BNP	235	—	235
USD	56,434	INR	56,195	11/10/2025	BNP	239	—	239
USD	56,439	INR	56,196	11/10/2025	BNP	243	—	243
USD	56,446	INR	56,195	11/10/2025	BNP	251	—	251
USD	56,462	INR	56,195	11/10/2025	BNP	267	—	267
USD	56,463	INR	56,195	11/10/2025	BNP	268	—	268
USD	56,468	INR	56,195	11/10/2025	BNP	273	—	273
USD	28,236	INR	28,098	11/10/2025	BNP	138	—	138
USD	28,236	INR	28,097	11/10/2025	BNP	139	—	139
USD	56,474	INR	56,195	11/10/2025	BNP	279	—	279
USD	56,475	INR	56,195	11/10/2025	BNP	280	—	280
USD	56,481	INR	56,195	11/10/2025	BNP	286	—	286
USD	56,484	INR	56,195	11/10/2025	BNP	289	—	289
USD	56,488	INR	56,196	11/10/2025	BNP	292	—	292
USD	56,500	INR	56,195	11/10/2025	BNP	305	—	305
USD	56,525	INR	56,195	11/10/2025	BNP	330	—	330
USD	56,534	INR	56,196	11/10/2025	BNP	338	—	338
USD	56,536	INR	56,196	11/10/2025	BNP	340	—	340
USD	56,542	INR	56,195	11/10/2025	BNP	347	—	347
USD	56,545	INR	56,195	11/10/2025	BNP	350	—	350
USD	28,273	INR	28,098	11/10/2025	BNP	175	—	175
USD	28,273	INR	28,098	11/10/2025	BNP	175	—	175
USD	56,547	INR	56,195	11/10/2025	BNP	352	—	352
USD	56,553	INR	56,195	11/10/2025	BNP	358	—	358
USD	56,555	INR	56,195	11/10/2025	BNP	360	—	360
USD	56,560	INR	56,195	11/10/2025	BNP	365	—	365
USD	56,563	INR	56,195	11/10/2025	BNP	368	—	368
USD	56,564	INR	56,195	11/10/2025	BNP	369	—	369
USD	56,566	INR	56,196	11/10/2025	BNP	370	—	370
USD	56,572	INR	56,195	11/10/2025	BNP	377	—	377
USD	56,575	INR	56,196	11/10/2025	BNP	379	—	379
USD	56,576	INR	56,195	11/10/2025	BNP	381	—	381
USD	56,577	INR	56,195	11/10/2025	BNP	382	—	382
USD	56,579	INR	56,195	11/10/2025	BNP	384	—	384
USD	56,582	INR	56,196	11/10/2025	BNP	386	—	386
USD	56,584	INR	56,195	11/10/2025	BNP	389	—	389

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,586	INR	56,195	11/10/2025	BNP	$391	$—	$391
USD	28,294	INR	28,098	11/10/2025	BNP	196	—	196
USD	28,294	INR	28,097	11/10/2025	BNP	197	—	197
USD	56,589	INR	56,195	11/10/2025	BNP	394	—	394
USD	56,592	INR	56,195	11/10/2025	BNP	397	—	397
USD	56,593	INR	56,195	11/10/2025	BNP	398	—	398
USD	56,594	INR	56,196	11/10/2025	BNP	398	—	398
USD	56,600	INR	56,195	11/10/2025	BNP	405	—	405
USD	56,603	INR	56,195	11/10/2025	BNP	408	—	408
USD	56,604	INR	56,195	11/10/2025	BNP	409	—	409
USD	56,606	INR	56,195	11/10/2025	BNP	411	—	411
USD	56,614	INR	56,196	11/10/2025	BNP	418	—	418
USD	28,308	INR	28,098	11/10/2025	BNP	210	—	210
USD	28,308	INR	28,098	11/10/2025	BNP	210	—	210
USD	56,623	INR	56,196	11/10/2025	BNP	427	—	427
USD	56,625	INR	56,196	11/10/2025	BNP	429	—	429
USD	56,626	INR	56,195	11/10/2025	BNP	431	—	431
USD	56,644	INR	56,195	11/10/2025	BNP	449	—	449
USD	56,657	INR	56,195	11/10/2025	BNP	462	—	462
USD	56,661	INR	56,195	11/10/2025	BNP	466	—	466
USD	56,763	INR	56,195	11/10/2025	BNP	568	—	568
USD	56,788	INR	56,195	11/10/2025	BNP	593	—	593
USD	56,801	INR	56,195	11/10/2025	BNP	606	—	606
USD	28,401	INR	28,098	11/10/2025	BNP	303	—	303
USD	28,401	INR	28,097	11/10/2025	BNP	304	—	304
USD	56,806	INR	56,196	11/10/2025	BNP	610	—	610
USD	56,811	INR	56,195	11/10/2025	BNP	616	—	616
USD	84,500	INR	84,293	11/10/2025	BNP	207	—	207
USD	84,621	INR	84,293	11/10/2025	BNP	328	—	328
USD	84,647	INR	84,293	11/10/2025	BNP	354	—	354
USD	28,220	INR	28,098	11/10/2025	BNP	122	—	122
USD	28,220	INR	28,097	11/10/2025	BNP	123	—	123
USD	28,220	INR	28,098	11/10/2025	BNP	122	—	122
USD	84,666	INR	84,293	11/10/2025	BNP	373	—	373
USD	84,671	INR	84,293	11/10/2025	BNP	378	—	378
USD	84,688	INR	84,293	11/10/2025	BNP	395	—	395
USD	84,693	INR	84,293	11/10/2025	BNP	400	—	400
USD	84,712	INR	84,293	11/10/2025	BNP	419	—	419
USD	84,723	INR	84,293	11/10/2025	BNP	430	—	430
USD	84,750	INR	84,293	11/10/2025	BNP	457	—	457
USD	84,752	INR	84,293	11/10/2025	BNP	459	—	459
USD	84,753	INR	84,293	11/10/2025	BNP	460	—	460
USD	84,761	INR	84,293	11/10/2025	BNP	468	—	468
USD	84,798	INR	84,293	11/10/2025	BNP	505	—	505
USD	84,812	INR	84,293	11/10/2025	BNP	519	—	519
USD	84,816	INR	84,292	11/10/2025	BNP	524	—	524
USD	84,822	INR	84,293	11/10/2025	BNP	529	—	529
USD	84,826	INR	84,293	11/10/2025	BNP	533	—	533
USD	84,827	INR	84,293	11/10/2025	BNP	534	—	534
USD	84,830	INR	84,293	11/10/2025	BNP	537	—	537
USD	84,831	INR	84,293	11/10/2025	BNP	538	—	538
USD	84,844	INR	84,293	11/10/2025	BNP	551	—	551
USD	84,845	INR	84,292	11/10/2025	BNP	553	—	553
USD	84,847	INR	84,292	11/10/2025	BNP	555	—	555
USD	84,848	INR	84,293	11/10/2025	BNP	555	—	555
USD	84,859	INR	84,293	11/10/2025	BNP	566	—	566
USD	84,863	INR	84,293	11/10/2025	BNP	570	—	570
USD	84,866	INR	84,293	11/10/2025	BNP	573	—	573
USD	84,867	INR	84,293	11/10/2025	BNP	574	—	574
USD	84,875	INR	84,293	11/10/2025	BNP	582	—	582
USD	84,876	INR	84,293	11/10/2025	BNP	583	—	583

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	84,887	INR	84,293	11/10/2025	BNP	$594	$—	$594
USD	84,898	INR	84,293	11/10/2025	BNP	605	—	605
USD	84,900	INR	84,293	11/10/2025	BNP	607	—	607
USD	84,902	INR	84,293	11/10/2025	BNP	609	—	609
USD	84,903	INR	84,293	11/10/2025	BNP	610	—	610
USD	84,954	INR	84,293	11/10/2025	BNP	661	—	661
USD	85,180	INR	84,293	11/10/2025	BNP	887	—	887
USD	85,208	INR	84,293	11/10/2025	BNP	915	—	915
USD	112,771	INR	112,390	11/10/2025	BNP	381	—	381
USD	112,886	INR	112,390	11/10/2025	BNP	496	—	496
USD	112,936	INR	112,391	11/10/2025	BNP	545	—	545
USD	56,469	INR	56,195	11/10/2025	BNP	274	—	274
USD	56,469	INR	56,195	11/10/2025	BNP	274	—	274
USD	112,943	INR	112,390	11/10/2025	BNP	553	—	553
USD	112,996	INR	112,390	11/10/2025	BNP	606	—	606
USD	113,006	INR	112,391	11/10/2025	BNP	615	—	615
USD	113,056	INR	112,391	11/10/2025	BNP	665	—	665
USD	113,064	INR	112,390	11/10/2025	BNP	674	—	674
USD	113,085	INR	112,390	11/10/2025	BNP	695	—	695
USD	56,544	INR	56,195	11/10/2025	BNP	349	—	349
USD	56,544	INR	56,196	11/10/2025	BNP	348	—	348
USD	113,088	INR	112,390	11/10/2025	BNP	698	—	698
USD	56,552	INR	56,195	11/10/2025	BNP	357	—	357
USD	56,552	INR	56,195	11/10/2025	BNP	357	—	357
USD	28,276	INR	28,097	11/10/2025	BNP	179	—	179
USD	28,276	INR	28,098	11/10/2025	BNP	178	—	178
USD	28,276	INR	28,097	11/10/2025	BNP	179	—	179
USD	28,276	INR	28,097	11/10/2025	BNP	179	—	179
USD	56,556	INR	56,195	11/10/2025	BNP	361	—	361
USD	56,556	INR	56,195	11/10/2025	BNP	361	—	361
USD	56,557	INR	56,195	11/10/2025	BNP	362	—	362
USD	56,557	INR	56,195	11/10/2025	BNP	362	—	362
USD	56,561	INR	56,195	11/10/2025	BNP	366	—	366
USD	56,561	INR	56,195	11/10/2025	BNP	366	—	366
USD	113,127	INR	112,391	11/10/2025	BNP	736	—	736
USD	113,128	INR	112,390	11/10/2025	BNP	738	—	738
USD	113,132	INR	112,390	11/10/2025	BNP	742	—	742
USD	113,134	INR	112,390	11/10/2025	BNP	744	—	744
USD	113,138	INR	112,391	11/10/2025	BNP	747	—	747
USD	113,150	INR	112,390	11/10/2025	BNP	760	—	760
USD	113,171	INR	112,391	11/10/2025	BNP	780	—	780
USD	113,195	INR	112,390	11/10/2025	BNP	805	—	805
USD	56,599	INR	56,195	11/10/2025	BNP	404	—	404
USD	56,599	INR	56,195	11/10/2025	BNP	404	—	404
USD	113,200	INR	112,390	11/10/2025	BNP	810	—	810
USD	113,211	INR	112,390	11/10/2025	BNP	821	—	821
USD	56,664	INR	56,195	11/10/2025	BNP	469	—	469
USD	56,664	INR	56,195	11/10/2025	BNP	469	—	469
USD	56,796	INR	56,195	11/10/2025	BNP	601	—	601
USD	56,796	INR	56,196	11/10/2025	BNP	600	—	600
USD	140,950	INR	140,488	11/10/2025	BNP	462	—	462
USD	28,219	INR	28,098	11/10/2025	BNP	121	—	121
USD	28,219	INR	28,097	11/10/2025	BNP	122	—	122
USD	28,219	INR	28,098	11/10/2025	BNP	121	—	121
USD	28,219	INR	28,097	11/10/2025	BNP	122	—	122
USD	28,219	INR	28,097	11/10/2025	BNP	122	—	122
USD	141,126	INR	140,488	11/10/2025	BNP	638	—	638
USD	141,140	INR	140,489	11/10/2025	BNP	651	—	651
USD	141,165	INR	140,488	11/10/2025	BNP	677	—	677
USD	141,353	INR	140,488	11/10/2025	BNP	865	—	865
USD	141,373	INR	140,488	11/10/2025	BNP	885	—	885

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,275	INR	28,098	11/10/2025	BNP	$177	$—	$177
USD	28,275	INR	28,098	11/10/2025	BNP	177	—	177
USD	28,275	INR	28,098	11/10/2025	BNP	177	—	177
USD	28,275	INR	28,098	11/10/2025	BNP	177	—	177
USD	28,275	INR	28,098	11/10/2025	BNP	177	—	177
USD	141,425	INR	140,488	11/10/2025	BNP	937	—	937
USD	141,427	INR	140,488	11/10/2025	BNP	939	—	939
USD	169,090	INR	168,585	11/10/2025	BNP	505	—	505
USD	84,703	INR	84,293	11/10/2025	BNP	410	—	410
USD	84,703	INR	84,293	11/10/2025	BNP	410	—	410
USD	84,724	INR	84,293	11/10/2025	BNP	431	—	431
USD	84,724	INR	84,293	11/10/2025	BNP	431	—	431
USD	169,596	INR	168,586	11/10/2025	BNP	1,010	—	1,010
USD	84,803	INR	84,293	11/10/2025	BNP	510	—	510
USD	84,803	INR	84,293	11/10/2025	BNP	510	—	510
USD	56,546	INR	56,195	11/10/2025	BNP	351	—	351
USD	56,546	INR	56,195	11/10/2025	BNP	351	—	351
USD	56,546	INR	56,195	11/10/2025	BNP	351	—	351
USD	84,820	INR	84,293	11/10/2025	BNP	527	—	527
USD	84,820	INR	84,293	11/10/2025	BNP	527	—	527
USD	56,548	INR	56,196	11/10/2025	BNP	352	—	352
USD	56,548	INR	56,195	11/10/2025	BNP	353	—	353
USD	56,548	INR	56,195	11/10/2025	BNP	353	—	353
USD	56,550	INR	56,196	11/10/2025	BNP	354	—	354
USD	56,550	INR	56,196	11/10/2025	BNP	354	—	354
USD	56,550	INR	56,195	11/10/2025	BNP	355	—	355
USD	169,669	INR	168,585	11/10/2025	BNP	1,084	—	1,084
USD	56,559	INR	56,196	11/10/2025	BNP	363	—	363
USD	56,559	INR	56,195	11/10/2025	BNP	364	—	364
USD	56,559	INR	56,195	11/10/2025	BNP	364	—	364
USD	84,841	INR	84,293	11/10/2025	BNP	548	—	548
USD	84,841	INR	84,293	11/10/2025	BNP	548	—	548
USD	197,892	INR	196,683	11/10/2025	BNP	1,209	—	1,209
USD	197,924	INR	196,683	11/10/2025	BNP	1,241	—	1,241
USD	197,940	INR	196,684	11/10/2025	BNP	1,256	—	1,256
USD	198,267	INR	196,683	11/10/2025	BNP	1,584	—	1,584
USD	56,551	INR	56,195	11/10/2025	BNP	356	—	356
USD	56,551	INR	56,195	11/10/2025	BNP	356	—	356
USD	56,551	INR	56,195	11/10/2025	BNP	356	—	356
USD	56,551	INR	56,196	11/10/2025	BNP	355	—	355
USD	254,580	INR	252,879	11/10/2025	BNP	1,701	—	1,701
USD	791,766	INR	786,734	11/10/2025	BNP	5,032	—	5,032
USD	171,524	PHP	171,584	11/17/2025	BNP	—	(60)	(60)
USD	601,364	PHP	600,542	11/17/2025	BNP	822	—	822
USD	643,447	PHP	643,438	11/17/2025	BNP	9	—	9
USD	729,216	PHP	729,230	11/17/2025	BNP	—	(14)	(14)
USD	730,479	PHP	729,230	11/17/2025	BNP	1,249	—	1,249
USD	816,522	PHP	815,022	11/17/2025	BNP	1,500	—	1,500
USD	816,611	PHP	815,021	11/17/2025	BNP	1,590	—	1,590
USD	898,819	PHP	900,813	11/17/2025	BNP	—	(1,994)	(1,994)
USD	902,713	PHP	900,813	11/17/2025	BNP	1,900	—	1,900
USD	945,635	PHP	943,709	11/17/2025	BNP	1,926	—	1,926
PHP	5,619,357	USD	5,720,380	11/17/2025	BNP	—	(101,023)	(101,023)
USD	11,817,175	INR	11,813,764	12/2/2025	BNP	3,411	—	3,411
USD	154,963	SGD	155,045	10/1/2025	CBK	—	(82)	(82)
USD	852,266	SEK	849,762	10/1/2025	CBK	2,504	—	2,504
USD	1,085,179	SGD	1,085,314	10/1/2025	CBK	—	(135)	(135)
USD	1,085,574	SGD	1,085,313	10/1/2025	CBK	261	—	261
USD	1,116,030	SEK	1,115,313	10/1/2025	CBK	717	—	717
USD	1,472,960	SGD	1,472,926	10/1/2025	CBK	34	—	34
USD	1,704,541	SGD	1,705,492	10/1/2025	CBK	—	(951)	(951)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,704,884	SGD	1,705,492	10/1/2025	CBK	$—	$(608)	$(608)
USD	1,705,500	SGD	1,705,492	10/1/2025	CBK	8	—	8
USD	1,705,678	SGD	1,705,493	10/1/2025	CBK	185	—	185
USD	1,705,955	SGD	1,705,492	10/1/2025	CBK	463	—	463
USD	1,782,987	SGD	1,783,015	10/1/2025	CBK	—	(28)	(28)
USD	1,783,347	SGD	1,783,015	10/1/2025	CBK	332	—	332
USD	1,859,932	SGD	1,860,538	10/1/2025	CBK	—	(606)	(606)
USD	1,860,306	SGD	1,860,537	10/1/2025	CBK	—	(231)	(231)
USD	1,937,804	SGD	1,938,059	10/1/2025	CBK	—	(255)	(255)
USD	2,788,579	SGD	2,790,806	10/1/2025	CBK	—	(2,227)	(2,227)
USD	2,788,903	SGD	2,790,806	10/1/2025	CBK	—	(1,903)	(1,903)
SEK	1,965,075	USD	1,968,438	10/1/2025	CBK	—	(3,363)	(3,363)
SGD	27,132,835	USD	27,111,880	10/1/2025	CBK	20,955	—	20,955
USD	930,225	SGD	930,268	10/2/2025	CBK	—	(43)	(43)
USD	1,169,327	SEK	1,168,422	10/2/2025	CBK	905	—	905
USD	1,705,109	SGD	1,705,492	10/2/2025	CBK	—	(383)	(383)
USD	1,705,678	SGD	1,705,493	10/2/2025	CBK	185	—	185
USD	1,783,513	SGD	1,783,015	10/2/2025	CBK	498	—	498
USD	1,861,100	SGD	1,860,537	10/2/2025	CBK	563	—	563
USD	2,089,864	SGD	2,093,104	10/2/2025	CBK	—	(3,240)	(3,240)
USD	2,557,485	SGD	2,558,238	10/2/2025	CBK	—	(753)	(753)
USD	2,637,683	SGD	2,635,761	10/2/2025	CBK	1,922	—	1,922
USD	2,866,306	SGD	2,868,328	10/2/2025	CBK	—	(2,022)	(2,022)
THB	77,173	USD	77,192	10/6/2025	CBK	—	(19)	(19)
THB	77,173	USD	77,367	10/6/2025	CBK	—	(194)	(194)
THB	77,173	USD	77,382	10/6/2025	CBK	—	(209)	(209)
THB	154,347	USD	154,391	10/6/2025	CBK	—	(44)	(44)
THB	154,347	USD	154,792	10/6/2025	CBK	—	(445)	(445)
THB	231,520	USD	231,636	10/6/2025	CBK	—	(116)	(116)
THB	231,520	USD	232,177	10/6/2025	CBK	—	(657)	(657)
THB	231,520	USD	232,226	10/6/2025	CBK	—	(706)	(706)
THB	231,520	USD	232,228	10/6/2025	CBK	—	(708)	(708)
THB	231,520	USD	232,301	10/6/2025	CBK	—	(781)	(781)
THB	308,694	USD	308,826	10/6/2025	CBK	—	(132)	(132)
THB	308,694	USD	316,344	10/6/2025	CBK	—	(7,650)	(7,650)
THB	385,867	USD	385,888	10/6/2025	CBK	—	(21)	(21)
THB	385,867	USD	386,787	10/6/2025	CBK	—	(920)	(920)
THB	385,867	USD	386,919	10/6/2025	CBK	—	(1,052)	(1,052)
THB	385,867	USD	388,834	10/6/2025	CBK	—	(2,967)	(2,967)
USD	14,457,157	THB	14,354,257	10/6/2025	CBK	102,900	—	102,900
THB	463,041	USD	464,791	10/6/2025	CBK	—	(1,750)	(1,750)
THB	463,041	USD	464,916	10/6/2025	CBK	—	(1,875)	(1,875)
THB	463,041	USD	466,315	10/6/2025	CBK	—	(3,274)	(3,274)
THB	540,214	USD	540,193	10/6/2025	CBK	21	—	21
THB	540,214	USD	542,681	10/6/2025	CBK	—	(2,467)	(2,467)
THB	617,387	USD	619,231	10/6/2025	CBK	—	(1,844)	(1,844)
THB	617,387	USD	622,116	10/6/2025	CBK	—	(4,729)	(4,729)
THB	617,387	USD	632,591	10/6/2025	CBK	—	(15,204)	(15,204)
THB	694,561	USD	711,872	10/6/2025	CBK	—	(17,311)	(17,311)
THB	1,080,428	USD	1,084,511	10/6/2025	CBK	—	(4,083)	(4,083)
THB	1,697,815	USD	1,731,225	10/6/2025	CBK	—	(33,410)	(33,410)
THB	2,701,070	USD	2,711,925	10/6/2025	CBK	—	(10,855)	(10,855)
USD	150	SEK	147	10/16/2025	CBK	3	—	3
USD	267	SEK	263	10/16/2025	CBK	4	—	4
USD	343	SEK	340	10/16/2025	CBK	3	—	3
USD	368	SEK	365	10/16/2025	CBK	3	—	3
USD	885	SEK	885	10/16/2025	CBK	—	—	—
USD	2,002	SEK	1,965	10/16/2025	CBK	37	—	37
SEK	1,139	USD	1,145	10/16/2025	CBK	—	(6)	(6)
SEK	1,953	USD	1,970	10/16/2025	CBK	—	(17)	(17)
SEK	3,961	USD	4,007	10/16/2025	CBK	—	(46)	(46)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	81,599	TWD	82,155	10/22/2025	CBK	$—	$(556)	$(556)
USD	81,630	TWD	82,155	10/22/2025	CBK	—	(525)	(525)
USD	81,686	TWD	82,155	10/22/2025	CBK	—	(469)	(469)
USD	81,707	TWD	82,154	10/22/2025	CBK	—	(447)	(447)
USD	81,747	TWD	82,154	10/22/2025	CBK	—	(407)	(407)
USD	81,749	TWD	82,155	10/22/2025	CBK	—	(406)	(406)
USD	81,798	TWD	82,155	10/22/2025	CBK	—	(357)	(357)
USD	81,804	TWD	82,155	10/22/2025	CBK	—	(351)	(351)
USD	81,817	TWD	82,155	10/22/2025	CBK	—	(338)	(338)
USD	81,915	TWD	82,155	10/22/2025	CBK	—	(240)	(240)
USD	81,943	TWD	82,155	10/22/2025	CBK	—	(212)	(212)
USD	81,959	TWD	82,155	10/22/2025	CBK	—	(196)	(196)
USD	81,994	TWD	82,154	10/22/2025	CBK	—	(160)	(160)
USD	82,013	TWD	82,155	10/22/2025	CBK	—	(142)	(142)
USD	82,019	TWD	82,155	10/22/2025	CBK	—	(136)	(136)
USD	82,024	TWD	82,155	10/22/2025	CBK	—	(131)	(131)
USD	82,025	TWD	82,155	10/22/2025	CBK	—	(130)	(130)
USD	82,051	TWD	82,154	10/22/2025	CBK	—	(103)	(103)
USD	82,056	TWD	82,155	10/22/2025	CBK	—	(99)	(99)
USD	82,165	TWD	82,155	10/22/2025	CBK	10	—	10
USD	82,191	TWD	82,155	10/22/2025	CBK	36	—	36
USD	82,221	TWD	82,155	10/22/2025	CBK	66	—	66
USD	82,226	TWD	82,155	10/22/2025	CBK	71	—	71
USD	82,234	TWD	82,155	10/22/2025	CBK	79	—	79
USD	82,250	TWD	82,154	10/22/2025	CBK	96	—	96
USD	82,283	TWD	82,154	10/22/2025	CBK	129	—	129
USD	82,284	TWD	82,154	10/22/2025	CBK	130	—	130
USD	82,289	TWD	82,154	10/22/2025	CBK	135	—	135
USD	82,300	TWD	82,155	10/22/2025	CBK	145	—	145
USD	82,302	TWD	82,155	10/22/2025	CBK	147	—	147
USD	82,756	TWD	82,155	10/22/2025	CBK	601	—	601
USD	82,823	TWD	82,155	10/22/2025	CBK	668	—	668
USD	82,842	TWD	82,155	10/22/2025	CBK	687	—	687
USD	163,329	TWD	164,310	10/22/2025	CBK	—	(981)	(981)
USD	163,472	TWD	164,309	10/22/2025	CBK	—	(837)	(837)
USD	163,495	TWD	164,310	10/22/2025	CBK	—	(815)	(815)
USD	163,532	TWD	164,309	10/22/2025	CBK	—	(777)	(777)
USD	163,602	TWD	164,310	10/22/2025	CBK	—	(708)	(708)
USD	163,848	TWD	164,309	10/22/2025	CBK	—	(461)	(461)
USD	163,913	TWD	164,310	10/22/2025	CBK	—	(397)	(397)
USD	163,918	TWD	164,309	10/22/2025	CBK	—	(391)	(391)
USD	164,053	TWD	164,310	10/22/2025	CBK	—	(257)	(257)
USD	164,214	TWD	164,309	10/22/2025	CBK	—	(95)	(95)
USD	164,403	TWD	164,309	10/22/2025	CBK	94	—	94
USD	164,430	TWD	164,309	10/22/2025	CBK	121	—	121
USD	164,436	TWD	164,310	10/22/2025	CBK	126	—	126
USD	164,437	TWD	164,310	10/22/2025	CBK	127	—	127
USD	164,457	TWD	164,309	10/22/2025	CBK	148	—	148
USD	164,470	TWD	164,309	10/22/2025	CBK	161	—	161
USD	164,506	TWD	164,309	10/22/2025	CBK	197	—	197
USD	164,517	TWD	164,310	10/22/2025	CBK	207	—	207
USD	164,522	TWD	164,309	10/22/2025	CBK	213	—	213
USD	164,528	TWD	164,310	10/22/2025	CBK	218	—	218
USD	164,533	TWD	164,309	10/22/2025	CBK	224	—	224
USD	164,539	TWD	164,310	10/22/2025	CBK	229	—	229
USD	164,571	TWD	164,309	10/22/2025	CBK	262	—	262
USD	164,582	TWD	164,310	10/22/2025	CBK	272	—	272
USD	164,620	TWD	164,310	10/22/2025	CBK	310	—	310
USD	164,720	TWD	164,309	10/22/2025	CBK	411	—	411
USD	166,323	TWD	164,310	10/22/2025	CBK	2,013	—	2,013
USD	166,345	TWD	164,310	10/22/2025	CBK	2,035	—	2,035

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	166,456	TWD	164,310	10/22/2025	CBK	$2,146	$—	$2,146
USD	245,004	TWD	246,465	10/22/2025	CBK	—	(1,461)	(1,461)
USD	245,130	TWD	246,464	10/22/2025	CBK	—	(1,334)	(1,334)
USD	245,173	TWD	246,465	10/22/2025	CBK	—	(1,292)	(1,292)
USD	245,212	TWD	246,465	10/22/2025	CBK	—	(1,253)	(1,253)
USD	245,218	TWD	246,464	10/22/2025	CBK	—	(1,246)	(1,246)
USD	245,512	TWD	246,464	10/22/2025	CBK	—	(952)	(952)
USD	246,067	TWD	246,464	10/22/2025	CBK	—	(397)	(397)
USD	246,150	TWD	246,464	10/22/2025	CBK	—	(314)	(314)
USD	246,305	TWD	246,464	10/22/2025	CBK	—	(159)	(159)
USD	246,728	TWD	246,465	10/22/2025	CBK	263	—	263
USD	246,790	TWD	246,464	10/22/2025	CBK	326	—	326
USD	246,824	TWD	246,464	10/22/2025	CBK	360	—	360
USD	246,855	TWD	246,464	10/22/2025	CBK	391	—	391
USD	246,865	TWD	246,465	10/22/2025	CBK	400	—	400
USD	246,954	TWD	246,464	10/22/2025	CBK	490	—	490
USD	246,962	TWD	246,465	10/22/2025	CBK	497	—	497
USD	307,092	MXN	326,935	10/22/2025	CBK	—	(19,843)	(19,843)
USD	327,437	TWD	328,619	10/22/2025	CBK	—	(1,182)	(1,182)
USD	329,066	TWD	328,619	10/22/2025	CBK	447	—	447
USD	329,137	TWD	328,619	10/22/2025	CBK	518	—	518
USD	329,256	TWD	328,619	10/22/2025	CBK	637	—	637
USD	329,638	TWD	328,619	10/22/2025	CBK	1,019	—	1,019
USD	332,436	TWD	328,619	10/22/2025	CBK	3,817	—	3,817
USD	332,646	TWD	328,619	10/22/2025	CBK	4,027	—	4,027
USD	409,192	TWD	410,774	10/22/2025	CBK	—	(1,582)	(1,582)
USD	410,461	TWD	410,774	10/22/2025	CBK	—	(313)	(313)
USD	410,563	TWD	410,774	10/22/2025	CBK	—	(211)	(211)
USD	410,576	TWD	410,774	10/22/2025	CBK	—	(198)	(198)
USD	410,630	TWD	410,774	10/22/2025	CBK	—	(144)	(144)
USD	411,225	TWD	410,774	10/22/2025	CBK	451	—	451
USD	411,230	TWD	410,774	10/22/2025	CBK	456	—	456
USD	415,643	TWD	410,774	10/22/2025	CBK	4,869	—	4,869
USD	415,683	TWD	410,774	10/22/2025	CBK	4,909	—	4,909
USD	415,711	TWD	410,774	10/22/2025	CBK	4,937	—	4,937
USD	417,646	TWD	410,774	10/22/2025	CBK	6,872	—	6,872
USD	245,266	TWD	246,464	10/22/2025	CBK	—	(1,198)	(1,198)
USD	245,266	TWD	246,464	10/22/2025	CBK	—	(1,198)	(1,198)
USD	490,878	TWD	492,929	10/22/2025	CBK	—	(2,051)	(2,051)
USD	490,928	TWD	492,929	10/22/2025	CBK	—	(2,001)	(2,001)
USD	492,578	TWD	492,928	10/22/2025	CBK	—	(350)	(350)
USD	493,543	TWD	492,929	10/22/2025	CBK	614	—	614
USD	493,681	TWD	492,929	10/22/2025	CBK	752	—	752
USD	246,897	TWD	246,464	10/22/2025	CBK	433	—	433
USD	246,897	TWD	246,464	10/22/2025	CBK	433	—	433
USD	246,903	TWD	246,464	10/22/2025	CBK	439	—	439
USD	246,903	TWD	246,464	10/22/2025	CBK	439	—	439
USD	493,860	TWD	492,929	10/22/2025	CBK	931	—	931
USD	497,578	TWD	492,928	10/22/2025	CBK	4,650	—	4,650
USD	497,661	TWD	492,929	10/22/2025	CBK	4,732	—	4,732
USD	499,207	TWD	492,928	10/22/2025	CBK	6,279	—	6,279
USD	546,384	MXN	572,136	10/22/2025	CBK	—	(25,752)	(25,752)
USD	580,181	TWD	575,084	10/22/2025	CBK	5,097	—	5,097
USD	580,942	TWD	575,084	10/22/2025	CBK	5,858	—	5,858
USD	581,815	TWD	575,084	10/22/2025	CBK	6,731	—	6,731
USD	581,860	TWD	575,084	10/22/2025	CBK	6,776	—	6,776
USD	599,039	MXN	626,625	10/22/2025	CBK	—	(27,586)	(27,586)
USD	610,834	MXN	626,625	10/22/2025	CBK	—	(15,791)	(15,791)
USD	663,073	TWD	657,239	10/22/2025	CBK	5,834	—	5,834
USD	745,571	TWD	739,393	10/22/2025	CBK	6,178	—	6,178
USD	745,626	TWD	739,393	10/22/2025	CBK	6,233	—	6,233

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	829,826	TWD	821,548	10/22/2025	CBK	$8,278	$—	$8,278
USD	830,786	TWD	821,548	10/22/2025	CBK	9,238	—	9,238
USD	1,054,417	MXN	1,089,783	10/22/2025	CBK	—	(35,366)	(35,366)
USD	1,222,657	MXN	1,226,006	10/22/2025	CBK	—	(3,349)	(3,349)
USD	1,922,050	MXN	1,988,855	10/22/2025	CBK	—	(66,805)	(66,805)
USD	2,051,770	MXN	2,155,307	10/22/2025	CBK	—	(103,537)	(103,537)
USD	2,222,691	MXN	2,343,034	10/22/2025	CBK	—	(120,343)	(120,343)
USD	2,269,792	MXN	2,370,279	10/22/2025	CBK	—	(100,487)	(100,487)
TWD	82,155	USD	82,730	10/22/2025	CBK	—	(575)	(575)
TWD	82,155	USD	82,769	10/22/2025	CBK	—	(614)	(614)
TWD	82,155	USD	82,797	10/22/2025	CBK	—	(642)	(642)
TWD	82,155	USD	82,870	10/22/2025	CBK	—	(715)	(715)
TWD	82,155	USD	82,988	10/22/2025	CBK	—	(833)	(833)
TWD	82,155	USD	83,005	10/22/2025	CBK	—	(850)	(850)
TWD	82,155	USD	83,094	10/22/2025	CBK	—	(939)	(939)
TWD	82,155	USD	83,170	10/22/2025	CBK	—	(1,015)	(1,015)
TWD	82,155	USD	83,176	10/22/2025	CBK	—	(1,021)	(1,021)
TWD	82,155	USD	83,186	10/22/2025	CBK	—	(1,031)	(1,031)
TWD	82,155	USD	83,200	10/22/2025	CBK	—	(1,045)	(1,045)
TWD	82,155	USD	83,239	10/22/2025	CBK	—	(1,084)	(1,084)
TWD	82,155	USD	83,249	10/22/2025	CBK	—	(1,094)	(1,094)
TWD	82,155	USD	83,250	10/22/2025	CBK	—	(1,095)	(1,095)
TWD	82,155	USD	83,255	10/22/2025	CBK	—	(1,100)	(1,100)
TWD	82,155	USD	83,259	10/22/2025	CBK	—	(1,104)	(1,104)
TWD	82,155	USD	83,263	10/22/2025	CBK	—	(1,108)	(1,108)
TWD	82,155	USD	83,336	10/22/2025	CBK	—	(1,181)	(1,181)
TWD	82,155	USD	83,378	10/22/2025	CBK	—	(1,223)	(1,223)
TWD	82,155	USD	83,381	10/22/2025	CBK	—	(1,226)	(1,226)
TWD	82,155	USD	83,400	10/22/2025	CBK	—	(1,245)	(1,245)
TWD	82,155	USD	83,428	10/22/2025	CBK	—	(1,273)	(1,273)
TWD	82,155	USD	83,436	10/22/2025	CBK	—	(1,281)	(1,281)
TWD	82,155	USD	83,439	10/22/2025	CBK	—	(1,284)	(1,284)
TWD	82,155	USD	83,442	10/22/2025	CBK	—	(1,287)	(1,287)
TWD	82,155	USD	83,445	10/22/2025	CBK	—	(1,290)	(1,290)
TWD	82,155	USD	83,450	10/22/2025	CBK	—	(1,295)	(1,295)
TWD	82,155	USD	83,456	10/22/2025	CBK	—	(1,301)	(1,301)
TWD	82,155	USD	83,478	10/22/2025	CBK	—	(1,323)	(1,323)
USD	2,543,948	MXN	2,615,480	10/22/2025	CBK	—	(71,532)	(71,532)
USD	2,847,328	MXN	2,942,415	10/22/2025	CBK	—	(95,087)	(95,087)
USD	3,151,079	MXN	3,351,084	10/22/2025	CBK	—	(200,005)	(200,005)
USD	3,222,020	MXN	3,323,839	10/22/2025	CBK	—	(101,819)	(101,819)
USD	3,285,584	MXN	3,432,818	10/22/2025	CBK	—	(147,234)	(147,234)
USD	3,316,022	MXN	3,378,328	10/22/2025	CBK	—	(62,306)	(62,306)
USD	3,445,589	MXN	3,514,551	10/22/2025	CBK	—	(68,962)	(68,962)
USD	3,473,197	MXN	3,668,190	10/22/2025	CBK	—	(194,993)	(194,993)
TWD	164,310	USD	165,607	10/22/2025	CBK	—	(1,297)	(1,297)
TWD	164,310	USD	165,764	10/22/2025	CBK	—	(1,454)	(1,454)
TWD	164,310	USD	166,007	10/22/2025	CBK	—	(1,697)	(1,697)
TWD	164,310	USD	166,274	10/22/2025	CBK	—	(1,964)	(1,964)
TWD	164,310	USD	166,512	10/22/2025	CBK	—	(2,202)	(2,202)
TWD	82,155	USD	83,364	10/22/2025	CBK	—	(1,209)	(1,209)
TWD	82,155	USD	83,364	10/22/2025	CBK	—	(1,209)	(1,209)
TWD	164,310	USD	166,728	10/22/2025	CBK	—	(2,418)	(2,418)
TWD	164,310	USD	166,745	10/22/2025	CBK	—	(2,435)	(2,435)
TWD	164,310	USD	166,750	10/22/2025	CBK	—	(2,440)	(2,440)
TWD	82,155	USD	83,389	10/22/2025	CBK	—	(1,234)	(1,234)
TWD	82,155	USD	83,389	10/22/2025	CBK	—	(1,234)	(1,234)
TWD	82,155	USD	83,395	10/22/2025	CBK	—	(1,240)	(1,240)
TWD	82,155	USD	83,395	10/22/2025	CBK	—	(1,240)	(1,240)
TWD	164,310	USD	166,789	10/22/2025	CBK	—	(2,479)	(2,479)
TWD	164,310	USD	166,801	10/22/2025	CBK	—	(2,491)	(2,491)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	164,310	USD	166,806	10/22/2025	CBK	$—	$(2,496)	$(2,496)
TWD	164,310	USD	166,856	10/22/2025	CBK	—	(2,546)	(2,546)
TWD	164,310	USD	166,955	10/22/2025	CBK	—	(2,645)	(2,645)
TWD	164,310	USD	167,033	10/22/2025	CBK	—	(2,723)	(2,723)
TWD	164,310	USD	167,056	10/22/2025	CBK	—	(2,746)	(2,746)
TWD	164,310	USD	167,078	10/22/2025	CBK	—	(2,768)	(2,768)
USD	5,096,827	MXN	5,311,507	10/22/2025	CBK	—	(214,680)	(214,680)
USD	5,854,614	MXN	6,021,053	10/22/2025	CBK	—	(166,439)	(166,439)
USD	5,889,027	MXN	6,320,744	10/22/2025	CBK	—	(431,717)	(431,717)
USD	5,945,841	MXN	6,196,758	10/22/2025	CBK	—	(250,917)	(250,917)
MXN	326,935	USD	307,092	10/22/2025	CBK	19,843	—	19,843
USD	6,105,583	MXN	6,484,210	10/22/2025	CBK	—	(378,627)	(378,627)
USD	6,211,556	MXN	6,511,455	10/22/2025	CBK	—	(299,899)	(299,899)
USD	6,395,887	MXN	6,620,434	10/22/2025	CBK	—	(224,547)	(224,547)
USD	7,343,926	MXN	7,846,440	10/22/2025	CBK	—	(502,514)	(502,514)
TWD	246,464	USD	250,125	10/22/2025	CBK	—	(3,661)	(3,661)
TWD	246,464	USD	250,175	10/22/2025	CBK	—	(3,711)	(3,711)
TWD	246,464	USD	250,241	10/22/2025	CBK	—	(3,777)	(3,777)
TWD	246,464	USD	250,358	10/22/2025	CBK	—	(3,894)	(3,894)
USD	8,158,401	MXN	8,718,267	10/22/2025	CBK	—	(559,866)	(559,866)
USD	8,207,727	MXN	8,691,022	10/22/2025	CBK	—	(483,295)	(483,295)
USD	8,993,870	MXN	9,450,886	10/22/2025	CBK	—	(457,016)	(457,016)
USD	9,161,275	MXN	9,508,360	10/22/2025	CBK	—	(347,085)	(347,085)
USD	9,180,274	MXN	9,671,827	10/22/2025	CBK	—	(491,553)	(491,553)
USD	9,634,777	MXN	9,889,784	10/22/2025	CBK	—	(255,007)	(255,007)
USD	9,791,395	MXN	10,461,920	10/22/2025	CBK	—	(670,525)	(670,525)
USD	9,792,254	MXN	10,346,638	10/22/2025	CBK	—	(554,384)	(554,384)
TWD	328,619	USD	333,656	10/22/2025	CBK	—	(5,037)	(5,037)
TWD	328,619	USD	334,012	10/22/2025	CBK	—	(5,393)	(5,393)
TWD	328,619	USD	334,135	10/22/2025	CBK	—	(5,516)	(5,516)
USD	10,191,145	MXN	10,623,013	10/22/2025	CBK	—	(431,868)	(431,868)
USD	10,216,559	MXN	10,516,409	10/22/2025	CBK	—	(299,850)	(299,850)
USD	10,445,896	MXN	11,029,805	10/22/2025	CBK	—	(583,909)	(583,909)
MXN	572,136	USD	546,384	10/22/2025	CBK	25,752	—	25,752
USD	10,608,922	MXN	11,333,746	10/22/2025	CBK	—	(724,824)	(724,824)
USD	10,681,195	MXN	11,034,056	10/22/2025	CBK	—	(352,861)	(352,861)
USD	10,882,432	MXN	11,115,789	10/22/2025	CBK	—	(233,357)	(233,357)
USD	11,026,111	MXN	11,637,264	10/22/2025	CBK	—	(611,153)	(611,153)
MXN	626,625	USD	599,039	10/22/2025	CBK	27,586	—	27,586
USD	12,008,367	MXN	12,679,054	10/22/2025	CBK	—	(670,687)	(670,687)
USD	12,250,913	MXN	12,765,783	10/22/2025	CBK	—	(514,870)	(514,870)
USD	12,695,687	MXN	13,513,313	10/22/2025	CBK	—	(817,626)	(817,626)
USD	12,697,069	MXN	13,513,313	10/22/2025	CBK	—	(816,244)	(816,244)
USD	14,687,663	MXN	15,692,880	10/22/2025	CBK	—	(1,005,217)	(1,005,217)
TWD	492,929	USD	496,339	10/22/2025	CBK	—	(3,410)	(3,410)
USD	15,010,739	MXN	15,848,818	10/22/2025	CBK	—	(838,079)	(838,079)
USD	16,009,289	MXN	16,905,405	10/22/2025	CBK	—	(896,116)	(896,116)
MXN	926,316	USD	909,051	10/22/2025	CBK	17,265	—	17,265
USD	18,632,794	MXN	19,071,208	10/22/2025	CBK	—	(438,414)	(438,414)
USD	19,788,475	MXN	20,621,650	10/22/2025	CBK	—	(833,175)	(833,175)
TWD	657,238	USD	663,887	10/22/2025	CBK	—	(6,649)	(6,649)
TWD	657,238	USD	667,044	10/22/2025	CBK	—	(9,806)	(9,806)
MXN	1,089,783	USD	1,054,417	10/22/2025	CBK	35,366	—	35,366
USD	26,377,795	MXN	27,495,533	10/22/2025	CBK	—	(1,117,738)	(1,117,738)
TWD	1,068,012	USD	1,081,228	10/22/2025	CBK	—	(13,216)	(13,216)
TWD	1,150,167	USD	1,162,675	10/22/2025	CBK	—	(12,508)	(12,508)
MXN	1,988,855	USD	1,922,050	10/22/2025	CBK	66,805	—	66,805
MXN	2,155,307	USD	2,051,770	10/22/2025	CBK	103,537	—	103,537
MXN	2,343,034	USD	2,222,691	10/22/2025	CBK	120,343	—	120,343
MXN	2,370,279	USD	2,269,792	10/22/2025	CBK	100,487	—	100,487
MXN	2,615,480	USD	2,543,948	10/22/2025	CBK	71,532	—	71,532

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	2,942,415	USD	2,847,328	10/22/2025	CBK	$95,087	$—	$95,087
MXN	3,323,839	USD	3,222,020	10/22/2025	CBK	101,819	—	101,819
MXN	3,351,084	USD	3,151,079	10/22/2025	CBK	200,005	—	200,005
MXN	3,378,328	USD	3,316,022	10/22/2025	CBK	62,306	—	62,306
MXN	3,432,817	USD	3,285,583	10/22/2025	CBK	147,234	—	147,234
MXN	3,514,551	USD	3,445,589	10/22/2025	CBK	68,962	—	68,962
MXN	3,668,190	USD	3,473,197	10/22/2025	CBK	194,993	—	194,993
USD	94,409,829	MXN	94,620,437	10/22/2025	CBK	—	(210,608)	(210,608)
MXN	5,176,471	USD	5,177,048	10/22/2025	CBK	—	(577)	(577)
MXN	5,311,507	USD	5,096,827	10/22/2025	CBK	214,680	—	214,680
MXN	6,021,053	USD	5,854,614	10/22/2025	CBK	166,439	—	166,439
MXN	6,196,758	USD	5,945,841	10/22/2025	CBK	250,917	—	250,917
MXN	6,320,743	USD	5,889,026	10/22/2025	CBK	431,717	—	431,717
MXN	6,484,211	USD	6,105,584	10/22/2025	CBK	378,627	—	378,627
MXN	6,511,455	USD	6,211,556	10/22/2025	CBK	299,899	—	299,899
MXN	6,620,434	USD	6,395,887	10/22/2025	CBK	224,547	—	224,547
MXN	7,846,440	USD	7,343,926	10/22/2025	CBK	502,514	—	502,514
MXN	8,691,022	USD	8,207,727	10/22/2025	CBK	483,295	—	483,295
MXN	8,718,267	USD	8,158,401	10/22/2025	CBK	559,866	—	559,866
MXN	9,450,885	USD	8,993,869	10/22/2025	CBK	457,016	—	457,016
MXN	9,508,360	USD	9,161,275	10/22/2025	CBK	347,085	—	347,085
MXN	9,671,827	USD	9,180,274	10/22/2025	CBK	491,553	—	491,553
MXN	9,889,784	USD	9,634,777	10/22/2025	CBK	255,007	—	255,007
MXN	10,346,638	USD	9,792,254	10/22/2025	CBK	554,384	—	554,384
MXN	10,461,920	USD	9,791,395	10/22/2025	CBK	670,525	—	670,525
MXN	10,516,409	USD	10,216,559	10/22/2025	CBK	299,850	—	299,850
MXN	10,623,014	USD	10,191,146	10/22/2025	CBK	431,868	—	431,868
MXN	11,029,805	USD	10,445,896	10/22/2025	CBK	583,909	—	583,909
MXN	11,034,056	USD	10,681,195	10/22/2025	CBK	352,861	—	352,861
MXN	11,115,790	USD	10,882,433	10/22/2025	CBK	233,357	—	233,357
MXN	11,333,747	USD	10,608,923	10/22/2025	CBK	724,824	—	724,824
MXN	11,637,264	USD	11,026,111	10/22/2025	CBK	611,153	—	611,153
MXN	12,679,054	USD	12,008,367	10/22/2025	CBK	670,687	—	670,687
MXN	12,765,783	USD	12,250,913	10/22/2025	CBK	514,870	—	514,870
MXN	13,513,313	USD	12,695,686	10/22/2025	CBK	817,627	—	817,627
MXN	13,513,313	USD	12,697,069	10/22/2025	CBK	816,244	—	816,244
MXN	15,692,880	USD	14,687,663	10/22/2025	CBK	1,005,217	—	1,005,217
MXN	15,848,818	USD	15,010,739	10/22/2025	CBK	838,079	—	838,079
MXN	16,905,405	USD	16,009,289	10/22/2025	CBK	896,116	—	896,116
MXN	19,071,208	USD	18,632,794	10/22/2025	CBK	438,414	—	438,414
MXN	20,621,650	USD	19,788,475	10/22/2025	CBK	833,175	—	833,175
MXN	27,495,533	USD	26,377,795	10/22/2025	CBK	1,117,738	—	1,117,738
MXN	331,757,289	USD	314,879,285	10/22/2025	CBK	16,878,004	—	16,878,004
CAD	116,650	EUR	117,591	10/28/2025	CBK	—	(941)	(941)
CAD	117,029	EUR	117,590	10/28/2025	CBK	—	(561)	(561)
EUR	235,182	CAD	233,507	10/28/2025	CBK	1,675	—	1,675
CAD	231,203	EUR	235,182	10/28/2025	CBK	—	(3,979)	(3,979)
CAD	235,166	EUR	235,182	10/28/2025	CBK	—	(16)	(16)
EUR	1,293,498	CAD	1,291,003	10/28/2025	CBK	2,495	—	2,495
CAD	4,633,031	EUR	4,703,632	10/28/2025	CBK	—	(70,601)	(70,601)
EUR	40,382,284	CAD	39,843,131	10/28/2025	CBK	539,153	—	539,153
EUR	46,517,283	CAD	45,887,707	10/28/2025	CBK	629,576	—	629,576
THB	9,972,988	USD	9,953,089	10/28/2025	CBK	19,899	—	19,899
USD	57,918,024	TWD	58,282,685	10/30/2025	CBK	—	(364,661)	(364,661)
USD	656,226	NOK	651,469	11/5/2025	CBK	4,757	—	4,757
NOK	2,655,992	USD	2,713,174	11/5/2025	CBK	—	(57,182)	(57,182)
NOK	4,159,384	USD	4,214,455	11/5/2025	CBK	—	(55,071)	(55,071)
NOK	4,710,627	USD	4,724,024	11/5/2025	CBK	—	(13,397)	(13,397)
NOK	6,865,489	USD	6,875,747	11/5/2025	CBK	—	(10,258)	(10,258)
NOK	8,218,541	USD	8,304,400	11/5/2025	CBK	—	(85,859)	(85,859)
NOK	9,574,738	USD	9,728,297	11/5/2025	CBK	—	(153,559)	(153,559)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NOK	12,402,981	USD	12,417,486	11/5/2025	CBK	$—	$(14,505)	$(14,505)
NOK	14,306,869	USD	14,528,203	11/5/2025	CBK	—	(221,334)	(221,334)
NOK	14,362,108	USD	14,586,252	11/5/2025	CBK	—	(224,144)	(224,144)
NOK	17,054,099	USD	17,064,266	11/5/2025	CBK	—	(10,167)	(10,167)
NOK	17,380,938	USD	17,682,582	11/5/2025	CBK	—	(301,644)	(301,644)
NOK	19,149,477	USD	19,477,191	11/5/2025	CBK	—	(327,714)	(327,714)
NOK	20,154,844	USD	20,180,876	11/5/2025	CBK	—	(26,032)	(26,032)
NOK	21,543,162	USD	21,915,016	11/5/2025	CBK	—	(371,854)	(371,854)
USD	156,420	SGD	155,596	11/17/2025	CBK	824	—	824
THB	154,862	USD	157,401	11/17/2025	CBK	—	(2,539)	(2,539)
THB	154,862	USD	157,404	11/17/2025	CBK	—	(2,542)	(2,542)
THB	154,862	USD	157,446	11/17/2025	CBK	—	(2,584)	(2,584)
THB	232,293	USD	236,151	11/17/2025	CBK	—	(3,858)	(3,858)
THB	232,293	USD	236,174	11/17/2025	CBK	—	(3,881)	(3,881)
THB	232,293	USD	236,262	11/17/2025	CBK	—	(3,969)	(3,969)
THB	309,725	USD	314,894	11/17/2025	CBK	—	(5,169)	(5,169)
THB	309,725	USD	315,081	11/17/2025	CBK	—	(5,356)	(5,356)
SGD	8,013,195	USD	8,109,542	11/17/2025	CBK	—	(96,347)	(96,347)
USD	10,581,123	SGD	10,502,729	11/17/2025	CBK	78,394	—	78,394
THB	387,156	USD	393,653	11/17/2025	CBK	—	(6,497)	(6,497)
SGD	12,369,883	USD	12,443,819	11/17/2025	CBK	—	(73,936)	(73,936)
THB	542,018	USD	550,936	11/17/2025	CBK	—	(8,918)	(8,918)
THB	542,018	USD	551,159	11/17/2025	CBK	—	(9,141)	(9,141)
USD	27,210,059	SGD	27,229,298	11/17/2025	CBK	—	(19,239)	(19,239)
USD	51,201,086	SGD	51,191,081	11/17/2025	CBK	10,005	—	10,005
SGD	41,310,741	USD	41,711,218	11/17/2025	CBK	—	(400,477)	(400,477)
USD	55,667,935	SGD	55,781,162	11/17/2025	CBK	—	(113,227)	(113,227)
THB	14,402,193	USD	14,488,283	11/17/2025	CBK	—	(86,090)	(86,090)
GBP	34,991,407	JPY	35,089,910	12/2/2025	CBK	—	(98,503)	(98,503)
GBP	39,527,949	JPY	39,628,486	12/2/2025	CBK	—	(100,537)	(100,537)
JPY	270,149	GBP	269,023	12/2/2025	CBK	1,126	—	1,126
USD	1,976,199	SEK	1,972,686	12/3/2025	CBK	3,513	—	3,513
USD	6,530,447	SEK	6,504,532	12/3/2025	CBK	25,915	—	25,915
SEK	27,513,361	USD	27,409,827	12/3/2025	CBK	103,534	—	103,534
SEK	42,751,530	USD	42,580,278	12/3/2025	CBK	171,252	—	171,252
SEK	61,905,062	USD	61,691,599	12/3/2025	CBK	213,463	—	213,463
MXN	93,628,960	USD	93,424,671	1/29/2026	CBK	204,289	—	204,289
USD	468,940	EUR	469,620	10/1/2025	HUB	—	(680)	(680)
USD	469,084	EUR	469,620	10/1/2025	HUB	—	(536)	(536)
USD	469,768	EUR	469,620	10/1/2025	HUB	148	—	148
USD	586,345	EUR	587,025	10/1/2025	HUB	—	(680)	(680)
USD	703,986	EUR	704,430	10/1/2025	HUB	—	(444)	(444)
USD	808,724	NZD	811,650	10/1/2025	HUB	—	(2,926)	(2,926)
USD	809,438	NZD	811,650	10/1/2025	HUB	—	(2,212)	(2,212)
USD	867,585	NZD	869,625	10/1/2025	HUB	—	(2,040)	(2,040)
USD	867,855	NZD	869,625	10/1/2025	HUB	—	(1,770)	(1,770)
USD	868,545	NZD	869,625	10/1/2025	HUB	—	(1,080)	(1,080)
USD	925,712	NZD	927,600	10/1/2025	HUB	—	(1,888)	(1,888)
USD	938,096	EUR	939,241	10/1/2025	HUB	—	(1,145)	(1,145)
USD	982,345	NZD	985,575	10/1/2025	HUB	—	(3,230)	(3,230)
USD	1,100,024	NZD	1,101,525	10/1/2025	HUB	—	(1,501)	(1,501)
USD	1,343,830	GBP	1,344,899	10/1/2025	HUB	—	(1,069)	(1,069)
USD	1,411,799	GBP	1,412,145	10/1/2025	HUB	—	(346)	(346)
USD	1,523,639	EUR	1,526,266	10/1/2025	HUB	—	(2,627)	(2,627)
USD	1,545,531	GBP	1,546,634	10/1/2025	HUB	—	(1,103)	(1,103)
USD	1,651,136	CAD	1,652,655	10/1/2025	HUB	—	(1,519)	(1,519)
USD	1,652,109	CAD	1,652,655	10/1/2025	HUB	—	(546)	(546)
USD	1,724,832	CAD	1,724,510	10/1/2025	HUB	322	—	322
USD	1,795,306	CAD	1,796,364	10/1/2025	HUB	—	(1,058)	(1,058)
USD	1,795,964	CAD	1,796,364	10/1/2025	HUB	—	(400)	(400)
USD	1,868,326	CAD	1,868,219	10/1/2025	HUB	107	—	107

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,869,092	CAD	1,868,219	10/1/2025	HUB	$873	$—	$873
USD	1,943,530	JPY	1,960,983	10/1/2025	HUB	—	(17,453)	(17,453)
USD	2,014,395	GBP	2,017,349	10/1/2025	HUB	—	(2,954)	(2,954)
USD	2,016,603	JPY	2,028,603	10/1/2025	HUB	—	(12,000)	(12,000)
USD	2,150,272	GBP	2,151,839	10/1/2025	HUB	—	(1,567)	(1,567)
USD	2,217,204	GBP	2,219,084	10/1/2025	HUB	—	(1,880)	(1,880)
USD	2,218,524	GBP	2,219,084	10/1/2025	HUB	—	(560)	(560)
USD	2,350,740	GBP	2,353,574	10/1/2025	HUB	—	(2,834)	(2,834)
USD	2,420,208	GBP	2,420,819	10/1/2025	HUB	—	(611)	(611)
USD	2,484,789	JPY	2,501,944	10/1/2025	HUB	—	(17,155)	(17,155)
USD	4,153,826	JPY	4,192,447	10/1/2025	HUB	—	(38,621)	(38,621)
EUR	5,165,823	USD	5,166,336	10/1/2025	HUB	—	(513)	(513)
NZD	7,246,877	USD	7,250,475	10/1/2025	HUB	—	(3,598)	(3,598)
GBP	17,685,428	USD	17,686,776	10/1/2025	HUB	—	(1,348)	(1,348)
JPY	10,683,977	USD	10,666,688	10/1/2025	HUB	17,289	—	17,289
USD	37,571	BRL	37,578	10/2/2025	HUB	—	(7)	(7)
USD	37,576	BRL	37,578	10/2/2025	HUB	—	(2)	(2)
USD	37,599	BRL	37,578	10/2/2025	HUB	21	—	21
USD	37,603	BRL	37,578	10/2/2025	HUB	25	—	25
USD	37,605	BRL	37,578	10/2/2025	HUB	27	—	27
USD	37,610	BRL	37,578	10/2/2025	HUB	32	—	32
USD	37,613	BRL	37,578	10/2/2025	HUB	35	—	35
USD	37,616	BRL	37,578	10/2/2025	HUB	38	—	38
USD	56,409	BRL	56,367	10/2/2025	HUB	42	—	42
USD	56,425	BRL	56,367	10/2/2025	HUB	58	—	58
USD	56,488	BRL	56,367	10/2/2025	HUB	121	—	121
USD	56,620	BRL	56,367	10/2/2025	HUB	253	—	253
USD	56,629	BRL	56,368	10/2/2025	HUB	261	—	261
USD	75,215	BRL	75,156	10/2/2025	HUB	59	—	59
USD	75,245	BRL	75,157	10/2/2025	HUB	88	—	88
USD	75,252	BRL	75,156	10/2/2025	HUB	96	—	96
USD	75,265	BRL	75,157	10/2/2025	HUB	108	—	108
USD	75,272	BRL	75,156	10/2/2025	HUB	116	—	116
USD	75,280	BRL	75,156	10/2/2025	HUB	124	—	124
USD	75,287	BRL	75,156	10/2/2025	HUB	131	—	131
USD	75,313	BRL	75,157	10/2/2025	HUB	156	—	156
USD	75,316	BRL	75,157	10/2/2025	HUB	159	—	159
USD	75,322	BRL	75,156	10/2/2025	HUB	166	—	166
USD	75,477	BRL	75,156	10/2/2025	HUB	321	—	321
USD	94,014	BRL	93,946	10/2/2025	HUB	68	—	68
USD	94,024	BRL	93,945	10/2/2025	HUB	79	—	79
USD	94,047	BRL	93,945	10/2/2025	HUB	102	—	102
USD	94,145	BRL	93,946	10/2/2025	HUB	199	—	199
USD	94,157	BRL	93,945	10/2/2025	HUB	212	—	212
BRL	18,789	USD	18,078	10/2/2025	HUB	711	—	711
BRL	18,789	USD	18,096	10/2/2025	HUB	693	—	693
BRL	18,789	USD	18,102	10/2/2025	HUB	687	—	687
BRL	18,789	USD	18,117	10/2/2025	HUB	672	—	672
BRL	18,789	USD	18,123	10/2/2025	HUB	666	—	666
BRL	18,789	USD	18,125	10/2/2025	HUB	664	—	664
BRL	18,789	USD	18,164	10/2/2025	HUB	625	—	625
BRL	18,789	USD	18,177	10/2/2025	HUB	612	—	612
BRL	18,789	USD	18,188	10/2/2025	HUB	601	—	601
BRL	18,789	USD	18,189	10/2/2025	HUB	600	—	600
BRL	18,789	USD	18,191	10/2/2025	HUB	598	—	598
BRL	18,789	USD	18,195	10/2/2025	HUB	594	—	594
BRL	18,789	USD	18,198	10/2/2025	HUB	591	—	591
BRL	18,789	USD	18,199	10/2/2025	HUB	590	—	590
BRL	18,789	USD	18,200	10/2/2025	HUB	589	—	589
BRL	18,789	USD	18,201	10/2/2025	HUB	588	—	588
BRL	18,789	USD	18,206	10/2/2025	HUB	583	—	583

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,789	USD	18,209	10/2/2025	HUB	$580	$—	$580
BRL	18,789	USD	18,210	10/2/2025	HUB	579	—	579
BRL	18,789	USD	18,213	10/2/2025	HUB	576	—	576
BRL	18,789	USD	18,216	10/2/2025	HUB	573	—	573
BRL	18,789	USD	18,217	10/2/2025	HUB	572	—	572
BRL	18,789	USD	18,221	10/2/2025	HUB	568	—	568
BRL	18,789	USD	18,247	10/2/2025	HUB	542	—	542
BRL	18,789	USD	18,248	10/2/2025	HUB	541	—	541
BRL	18,789	USD	18,249	10/2/2025	HUB	540	—	540
BRL	18,789	USD	18,255	10/2/2025	HUB	534	—	534
BRL	18,789	USD	18,259	10/2/2025	HUB	530	—	530
BRL	18,789	USD	18,260	10/2/2025	HUB	529	—	529
BRL	18,789	USD	18,261	10/2/2025	HUB	528	—	528
BRL	18,789	USD	18,264	10/2/2025	HUB	525	—	525
BRL	18,789	USD	18,265	10/2/2025	HUB	524	—	524
BRL	18,789	USD	18,281	10/2/2025	HUB	508	—	508
BRL	18,789	USD	18,285	10/2/2025	HUB	504	—	504
BRL	18,789	USD	18,287	10/2/2025	HUB	502	—	502
BRL	18,789	USD	18,293	10/2/2025	HUB	496	—	496
BRL	18,789	USD	18,296	10/2/2025	HUB	493	—	493
BRL	18,789	USD	18,297	10/2/2025	HUB	492	—	492
BRL	18,789	USD	18,298	10/2/2025	HUB	491	—	491
BRL	18,789	USD	18,299	10/2/2025	HUB	490	—	490
BRL	18,789	USD	18,307	10/2/2025	HUB	482	—	482
BRL	18,789	USD	18,308	10/2/2025	HUB	481	—	481
BRL	18,789	USD	18,315	10/2/2025	HUB	474	—	474
USD	56,417	BRL	56,367	10/2/2025	HUB	50	—	50
USD	56,417	BRL	56,367	10/2/2025	HUB	50	—	50
USD	37,614	BRL	37,578	10/2/2025	HUB	36	—	36
USD	37,614	BRL	37,578	10/2/2025	HUB	36	—	36
USD	37,614	BRL	37,579	10/2/2025	HUB	35	—	35
USD	56,421	BRL	56,367	10/2/2025	HUB	54	—	54
USD	56,421	BRL	56,367	10/2/2025	HUB	54	—	54
USD	56,422	BRL	56,367	10/2/2025	HUB	55	—	55
USD	56,422	BRL	56,367	10/2/2025	HUB	55	—	55
USD	112,877	BRL	112,734	10/2/2025	HUB	143	—	143
USD	113,084	BRL	112,734	10/2/2025	HUB	350	—	350
USD	131,742	BRL	131,523	10/2/2025	HUB	219	—	219
USD	131,752	BRL	131,523	10/2/2025	HUB	229	—	229
USD	131,778	BRL	131,524	10/2/2025	HUB	254	—	254
USD	131,783	BRL	131,524	10/2/2025	HUB	259	—	259
USD	150,445	BRL	150,312	10/2/2025	HUB	133	—	133
USD	150,628	BRL	150,312	10/2/2025	HUB	316	—	316
USD	164,315	BRL	169,102	10/2/2025	HUB	—	(4,787)	(4,787)
USD	169,746	BRL	169,101	10/2/2025	HUB	645	—	645
BRL	37,578	USD	36,063	10/2/2025	HUB	1,515	—	1,515
BRL	37,578	USD	36,114	10/2/2025	HUB	1,464	—	1,464
BRL	37,578	USD	36,124	10/2/2025	HUB	1,454	—	1,454
BRL	37,578	USD	36,134	10/2/2025	HUB	1,444	—	1,444
BRL	37,578	USD	36,161	10/2/2025	HUB	1,417	—	1,417
BRL	37,578	USD	36,179	10/2/2025	HUB	1,399	—	1,399
BRL	37,578	USD	36,188	10/2/2025	HUB	1,390	—	1,390
BRL	37,578	USD	36,198	10/2/2025	HUB	1,380	—	1,380
BRL	37,578	USD	36,211	10/2/2025	HUB	1,367	—	1,367
BRL	18,789	USD	18,112	10/2/2025	HUB	677	—	677
BRL	18,789	USD	18,112	10/2/2025	HUB	677	—	677
BRL	18,789	USD	18,114	10/2/2025	HUB	675	—	675
BRL	18,789	USD	18,114	10/2/2025	HUB	675	—	675
BRL	18,789	USD	18,115	10/2/2025	HUB	674	—	674
BRL	18,789	USD	18,115	10/2/2025	HUB	674	—	674
BRL	37,578	USD	36,233	10/2/2025	HUB	1,345	—	1,345

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	37,578	USD	36,234	10/2/2025	HUB	$1,344	$—	$1,344
BRL	37,578	USD	36,236	10/2/2025	HUB	1,342	—	1,342
BRL	37,578	USD	36,238	10/2/2025	HUB	1,340	—	1,340
BRL	18,789	USD	18,122	10/2/2025	HUB	667	—	667
BRL	18,789	USD	18,122	10/2/2025	HUB	667	—	667
BRL	37,578	USD	36,253	10/2/2025	HUB	1,325	—	1,325
BRL	37,578	USD	36,253	10/2/2025	HUB	1,325	—	1,325
BRL	37,578	USD	36,255	10/2/2025	HUB	1,323	—	1,323
BRL	37,578	USD	36,257	10/2/2025	HUB	1,321	—	1,321
BRL	37,578	USD	36,257	10/2/2025	HUB	1,321	—	1,321
BRL	37,578	USD	36,260	10/2/2025	HUB	1,318	—	1,318
BRL	37,578	USD	36,261	10/2/2025	HUB	1,317	—	1,317
BRL	37,578	USD	36,262	10/2/2025	HUB	1,316	—	1,316
BRL	37,578	USD	36,272	10/2/2025	HUB	1,306	—	1,306
BRL	37,578	USD	36,278	10/2/2025	HUB	1,300	—	1,300
BRL	37,578	USD	36,284	10/2/2025	HUB	1,294	—	1,294
BRL	37,578	USD	36,286	10/2/2025	HUB	1,292	—	1,292
BRL	37,578	USD	36,290	10/2/2025	HUB	1,288	—	1,288
BRL	37,578	USD	36,310	10/2/2025	HUB	1,268	—	1,268
BRL	18,789	USD	18,186	10/2/2025	HUB	603	—	603
BRL	18,789	USD	18,186	10/2/2025	HUB	603	—	603
BRL	37,578	USD	36,374	10/2/2025	HUB	1,204	—	1,204
BRL	37,578	USD	36,381	10/2/2025	HUB	1,197	—	1,197
BRL	37,578	USD	36,387	10/2/2025	HUB	1,191	—	1,191
BRL	18,789	USD	18,197	10/2/2025	HUB	592	—	592
BRL	18,789	USD	18,197	10/2/2025	HUB	592	—	592
BRL	37,578	USD	36,395	10/2/2025	HUB	1,183	—	1,183
BRL	37,578	USD	36,399	10/2/2025	HUB	1,179	—	1,179
BRL	37,578	USD	36,412	10/2/2025	HUB	1,166	—	1,166
BRL	37,578	USD	36,415	10/2/2025	HUB	1,163	—	1,163
BRL	18,789	USD	18,211	10/2/2025	HUB	578	—	578
BRL	18,789	USD	18,211	10/2/2025	HUB	578	—	578
BRL	18,789	USD	18,212	10/2/2025	HUB	577	—	577
BRL	18,789	USD	18,212	10/2/2025	HUB	577	—	577
BRL	18,789	USD	18,214	10/2/2025	HUB	575	—	575
BRL	18,789	USD	18,214	10/2/2025	HUB	575	—	575
BRL	37,578	USD	36,438	10/2/2025	HUB	1,140	—	1,140
BRL	37,578	USD	36,460	10/2/2025	HUB	1,118	—	1,118
BRL	37,578	USD	36,461	10/2/2025	HUB	1,117	—	1,117
BRL	37,578	USD	36,486	10/2/2025	HUB	1,092	—	1,092
BRL	18,789	USD	18,246	10/2/2025	HUB	543	—	543
BRL	18,789	USD	18,246	10/2/2025	HUB	543	—	543
BRL	37,578	USD	36,520	10/2/2025	HUB	1,058	—	1,058
BRL	18,789	USD	18,265	10/2/2025	HUB	524	—	524
BRL	18,789	USD	18,264	10/2/2025	HUB	525	—	525
BRL	37,578	USD	36,534	10/2/2025	HUB	1,044	—	1,044
BRL	37,578	USD	36,541	10/2/2025	HUB	1,037	—	1,037
BRL	18,789	USD	18,271	10/2/2025	HUB	518	—	518
BRL	18,789	USD	18,272	10/2/2025	HUB	517	—	517
BRL	18,789	USD	18,276	10/2/2025	HUB	513	—	513
BRL	18,789	USD	18,276	10/2/2025	HUB	513	—	513
BRL	18,789	USD	18,284	10/2/2025	HUB	505	—	505
BRL	18,789	USD	18,284	10/2/2025	HUB	505	—	505
BRL	37,578	USD	36,578	10/2/2025	HUB	1,000	—	1,000
BRL	37,578	USD	36,589	10/2/2025	HUB	989	—	989
BRL	37,578	USD	36,592	10/2/2025	HUB	986	—	986
BRL	18,789	USD	18,300	10/2/2025	HUB	489	—	489
BRL	18,789	USD	18,300	10/2/2025	HUB	489	—	489
BRL	37,578	USD	36,609	10/2/2025	HUB	969	—	969
BRL	18,789	USD	18,310	10/2/2025	HUB	479	—	479
BRL	18,789	USD	18,310	10/2/2025	HUB	479	—	479

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	37,578	USD	36,699	10/2/2025	HUB	$879	$—	$879
BRL	37,578	USD	36,714	10/2/2025	HUB	864	—	864
BRL	56,367	USD	54,312	10/2/2025	HUB	2,055	—	2,055
BRL	56,367	USD	54,342	10/2/2025	HUB	2,025	—	2,025
BRL	18,789	USD	18,119	10/2/2025	HUB	670	—	670
BRL	18,789	USD	18,119	10/2/2025	HUB	670	—	670
BRL	18,789	USD	18,119	10/2/2025	HUB	670	—	670
BRL	56,367	USD	54,357	10/2/2025	HUB	2,010	—	2,010
BRL	56,367	USD	54,360	10/2/2025	HUB	2,007	—	2,007
BRL	56,367	USD	54,362	10/2/2025	HUB	2,005	—	2,005
BRL	18,789	USD	18,124	10/2/2025	HUB	665	—	665
BRL	18,789	USD	18,124	10/2/2025	HUB	665	—	665
BRL	18,789	USD	18,124	10/2/2025	HUB	665	—	665
BRL	56,367	USD	54,386	10/2/2025	HUB	1,981	—	1,981
BRL	56,367	USD	54,387	10/2/2025	HUB	1,980	—	1,980
BRL	56,367	USD	54,398	10/2/2025	HUB	1,969	—	1,969
BRL	18,789	USD	18,142	10/2/2025	HUB	647	—	647
BRL	18,789	USD	18,142	10/2/2025	HUB	647	—	647
BRL	18,789	USD	18,142	10/2/2025	HUB	647	—	647
BRL	56,367	USD	54,552	10/2/2025	HUB	1,815	—	1,815
BRL	18,789	USD	18,193	10/2/2025	HUB	596	—	596
BRL	18,789	USD	18,193	10/2/2025	HUB	596	—	596
BRL	18,789	USD	18,193	10/2/2025	HUB	596	—	596
BRL	56,367	USD	54,593	10/2/2025	HUB	1,774	—	1,774
BRL	56,367	USD	54,602	10/2/2025	HUB	1,765	—	1,765
BRL	56,367	USD	54,674	10/2/2025	HUB	1,693	—	1,693
BRL	56,367	USD	54,687	10/2/2025	HUB	1,680	—	1,680
BRL	56,367	USD	54,700	10/2/2025	HUB	1,667	—	1,667
BRL	56,367	USD	54,752	10/2/2025	HUB	1,615	—	1,615
BRL	56,367	USD	54,765	10/2/2025	HUB	1,602	—	1,602
BRL	56,367	USD	54,813	10/2/2025	HUB	1,554	—	1,554
BRL	56,367	USD	54,831	10/2/2025	HUB	1,536	—	1,536
BRL	56,367	USD	54,845	10/2/2025	HUB	1,522	—	1,522
BRL	56,367	USD	54,847	10/2/2025	HUB	1,520	—	1,520
BRL	56,367	USD	54,852	10/2/2025	HUB	1,515	—	1,515
BRL	56,367	USD	54,862	10/2/2025	HUB	1,505	—	1,505
BRL	56,367	USD	54,872	10/2/2025	HUB	1,495	—	1,495
BRL	18,789	USD	18,303	10/2/2025	HUB	486	—	486
BRL	18,789	USD	18,303	10/2/2025	HUB	486	—	486
BRL	18,789	USD	18,303	10/2/2025	HUB	486	—	486
BRL	56,367	USD	55,022	10/2/2025	HUB	1,345	—	1,345
BRL	56,367	USD	55,049	10/2/2025	HUB	1,318	—	1,318
BRL	56,367	USD	55,069	10/2/2025	HUB	1,298	—	1,298
BRL	75,156	USD	72,101	10/2/2025	HUB	3,055	—	3,055
BRL	37,578	USD	36,087	10/2/2025	HUB	1,491	—	1,491
BRL	37,578	USD	36,087	10/2/2025	HUB	1,491	—	1,491
BRL	75,156	USD	72,218	10/2/2025	HUB	2,938	—	2,938
BRL	75,156	USD	72,221	10/2/2025	HUB	2,935	—	2,935
BRL	37,578	USD	36,251	10/2/2025	HUB	1,327	—	1,327
BRL	37,578	USD	36,251	10/2/2025	HUB	1,327	—	1,327
BRL	75,156	USD	72,507	10/2/2025	HUB	2,649	—	2,649
BRL	37,578	USD	36,281	10/2/2025	HUB	1,297	—	1,297
BRL	37,578	USD	36,282	10/2/2025	HUB	1,296	—	1,296
BRL	75,156	USD	72,767	10/2/2025	HUB	2,389	—	2,389
BRL	75,156	USD	72,824	10/2/2025	HUB	2,332	—	2,332
BRL	75,156	USD	72,867	10/2/2025	HUB	2,289	—	2,289
BRL	75,156	USD	72,905	10/2/2025	HUB	2,251	—	2,251
BRL	75,156	USD	72,919	10/2/2025	HUB	2,237	—	2,237
BRL	75,156	USD	72,979	10/2/2025	HUB	2,177	—	2,177
BRL	75,156	USD	73,042	10/2/2025	HUB	2,114	—	2,114
BRL	75,156	USD	73,061	10/2/2025	HUB	2,095	—	2,095

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	75,156	USD	73,102	10/2/2025	HUB	$2,054	$—	$2,054
BRL	75,156	USD	73,170	10/2/2025	HUB	1,986	—	1,986
BRL	75,156	USD	73,174	10/2/2025	HUB	1,982	—	1,982
BRL	75,156	USD	73,184	10/2/2025	HUB	1,972	—	1,972
BRL	75,156	USD	73,209	10/2/2025	HUB	1,947	—	1,947
BRL	75,156	USD	73,360	10/2/2025	HUB	1,796	—	1,796
BRL	75,156	USD	73,381	10/2/2025	HUB	1,775	—	1,775
EUR	469,620	PLN	469,871	10/2/2025	HUB	—	(251)	(251)
BRL	93,945	USD	90,189	10/2/2025	HUB	3,756	—	3,756
BRL	93,945	USD	90,276	10/2/2025	HUB	3,669	—	3,669
BRL	93,945	USD	90,366	10/2/2025	HUB	3,579	—	3,579
BRL	93,945	USD	90,602	10/2/2025	HUB	3,343	—	3,343
BRL	93,945	USD	90,627	10/2/2025	HUB	3,318	—	3,318
BRL	93,945	USD	91,201	10/2/2025	HUB	2,744	—	2,744
BRL	93,945	USD	91,284	10/2/2025	HUB	2,661	—	2,661
BRL	93,945	USD	91,291	10/2/2025	HUB	2,654	—	2,654
BRL	93,945	USD	91,292	10/2/2025	HUB	2,653	—	2,653
BRL	93,945	USD	91,319	10/2/2025	HUB	2,626	—	2,626
BRL	93,945	USD	91,692	10/2/2025	HUB	2,253	—	2,253
BRL	93,945	USD	91,740	10/2/2025	HUB	2,205	—	2,205
BRL	93,945	USD	91,787	10/2/2025	HUB	2,158	—	2,158
USD	586,055	EUR	587,025	10/2/2025	HUB	—	(970)	(970)
USD	586,265	EUR	587,025	10/2/2025	HUB	—	(760)	(760)
BRL	112,734	USD	108,515	10/2/2025	HUB	4,219	—	4,219
BRL	112,734	USD	108,536	10/2/2025	HUB	4,198	—	4,198
BRL	112,734	USD	108,687	10/2/2025	HUB	4,047	—	4,047
BRL	112,734	USD	108,727	10/2/2025	HUB	4,007	—	4,007
BRL	112,734	USD	108,822	10/2/2025	HUB	3,912	—	3,912
BRL	112,734	USD	108,877	10/2/2025	HUB	3,857	—	3,857
BRL	112,734	USD	108,939	10/2/2025	HUB	3,795	—	3,795
BRL	56,367	USD	54,734	10/2/2025	HUB	1,633	—	1,633
BRL	56,367	USD	54,733	10/2/2025	HUB	1,634	—	1,634
BRL	131,523	USD	126,238	10/2/2025	HUB	5,285	—	5,285
BRL	131,523	USD	126,680	10/2/2025	HUB	4,843	—	4,843
BRL	131,523	USD	126,845	10/2/2025	HUB	4,678	—	4,678
USD	713,854	BRL	732,773	10/2/2025	HUB	—	(18,919)	(18,919)
USD	810,166	NZD	811,650	10/2/2025	HUB	—	(1,484)	(1,484)
USD	878,048	BRL	901,874	10/2/2025	HUB	—	(23,826)	(23,826)
USD	926,176	NZD	927,600	10/2/2025	HUB	—	(1,424)	(1,424)
USD	927,168	NZD	927,600	10/2/2025	HUB	—	(432)	(432)
USD	949,980	BRL	977,030	10/2/2025	HUB	—	(27,050)	(27,050)
USD	984,980	NZD	985,575	10/2/2025	HUB	—	(595)	(595)
USD	985,762	NZD	985,575	10/2/2025	HUB	187	—	187
USD	1,043,496	NZD	1,043,550	10/2/2025	HUB	—	(54)	(54)
USD	1,172,027	BRL	1,202,499	10/2/2025	HUB	—	(30,472)	(30,472)
BRL	225,469	USD	218,447	10/2/2025	HUB	7,022	—	7,022
AUD	943,333	GBP	941,430	10/2/2025	HUB	1,903	—	1,903
AUD	1,007,741	GBP	1,008,675	10/2/2025	HUB	—	(934)	(934)
USD	1,589,535	BRL	1,634,647	10/2/2025	HUB	—	(45,112)	(45,112)
USD	1,679,713	GBP	1,681,125	10/2/2025	HUB	—	(1,412)	(1,412)
USD	1,680,475	GBP	1,681,124	10/2/2025	HUB	—	(649)	(649)
USD	1,758,045	EUR	1,761,076	10/2/2025	HUB	—	(3,031)	(3,031)
USD	1,815,197	GBP	1,815,615	10/2/2025	HUB	—	(418)	(418)
USD	30,518,876	BRL	30,500,928	10/2/2025	HUB	17,948	—	17,948
USD	30,520,884	BRL	30,500,928	10/2/2025	HUB	19,956	—	19,956
USD	33,545,291	BRL	33,469,468	10/2/2025	HUB	75,823	—	75,823
BRL	13,423,803	USD	13,048,975	10/2/2025	HUB	374,828	—	374,828
BRL	13,423,803	USD	13,062,646	10/2/2025	HUB	361,157	—	361,157
BRL	26,847,607	USD	26,089,517	10/2/2025	HUB	758,090	—	758,090
BRL	40,625,798	USD	39,557,238	10/2/2025	HUB	1,068,560	—	1,068,560
GBP	134,493	USD	134,011	10/6/2025	HUB	482	—	482

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	134,011	GBP	134,493	10/6/2025	HUB	$—	$(482)	$(482)
GBP	537,973	USD	545,182	10/6/2025	HUB	—	(7,209)	(7,209)
GBP	874,206	USD	878,870	10/6/2025	HUB	—	(4,664)	(4,664)
USD	674,892	GBP	672,466	10/6/2025	HUB	2,426	—	2,426
USD	878,870	GBP	874,206	10/6/2025	HUB	4,664	—	4,664
GBP	1,479,425	USD	1,485,513	10/6/2025	HUB	—	(6,088)	(6,088)
GBP	1,681,165	USD	1,672,599	10/6/2025	HUB	8,566	—	8,566
GBP	2,017,398	USD	2,029,775	10/6/2025	HUB	—	(12,377)	(12,377)
USD	1,672,599	GBP	1,681,165	10/6/2025	HUB	—	(8,566)	(8,566)
GBP	2,353,631	USD	2,350,890	10/6/2025	HUB	2,741	—	2,741
GBP	2,958,850	USD	2,959,039	10/6/2025	HUB	—	(189)	(189)
USD	2,350,890	GBP	2,353,631	10/6/2025	HUB	—	(2,741)	(2,741)
GBP	3,967,549	USD	3,927,275	10/6/2025	HUB	40,274	—	40,274
USD	2,959,039	GBP	2,958,850	10/6/2025	HUB	189	—	189
GBP	4,169,289	USD	4,151,628	10/6/2025	HUB	17,661	—	17,661
USD	3,927,276	GBP	3,967,550	10/6/2025	HUB	—	(40,274)	(40,274)
GBP	5,446,975	USD	5,468,740	10/6/2025	HUB	—	(21,765)	(21,765)
GBP	5,581,468	USD	5,623,972	10/6/2025	HUB	—	(42,504)	(42,504)
GBP	5,783,208	USD	5,832,734	10/6/2025	HUB	—	(49,526)	(49,526)
GBP	6,791,907	USD	6,823,348	10/6/2025	HUB	—	(31,441)	(31,441)
GBP	6,859,153	USD	6,869,290	10/6/2025	HUB	—	(10,137)	(10,137)
GBP	6,993,647	USD	7,094,267	10/6/2025	HUB	—	(100,620)	(100,620)
USD	5,468,739	GBP	5,446,974	10/6/2025	HUB	21,765	—	21,765
GBP	7,464,373	USD	7,546,868	10/6/2025	HUB	—	(82,495)	(82,495)
USD	6,823,347	GBP	6,791,906	10/6/2025	HUB	31,441	—	31,441
USD	6,869,290	GBP	6,859,153	10/6/2025	HUB	10,137	—	10,137
GBP	9,414,524	USD	9,486,190	10/6/2025	HUB	—	(71,666)	(71,666)
GBP	10,816,956	USD	10,676,698	10/6/2025	HUB	140,258	—	140,258
GBP	10,816,956	USD	10,682,431	10/6/2025	HUB	134,525	—	134,525
GBP	11,768,155	USD	11,830,236	10/6/2025	HUB	—	(62,081)	(62,081)
USD	9,486,190	GBP	9,414,524	10/6/2025	HUB	71,666	—	71,666
GBP	13,045,841	USD	13,152,563	10/6/2025	HUB	—	(106,722)	(106,722)
USD	10,676,698	GBP	10,816,956	10/6/2025	HUB	—	(140,258)	(140,258)
USD	10,682,431	GBP	10,816,956	10/6/2025	HUB	—	(134,525)	(134,525)
GBP	14,959,383	USD	14,783,785	10/6/2025	HUB	175,598	—	175,598
GBP	15,601,212	USD	15,699,849	10/6/2025	HUB	—	(98,637)	(98,637)
USD	12,491,055	GBP	12,575,115	10/6/2025	HUB	—	(84,060)	(84,060)
USD	13,152,563	GBP	13,045,841	10/6/2025	HUB	106,722	—	106,722
USD	14,783,785	GBP	14,959,383	10/6/2025	HUB	—	(175,598)	(175,598)
GBP	20,711,953	USD	20,468,247	10/6/2025	HUB	243,706	—	243,706
USD	17,687,302	GBP	17,685,856	10/6/2025	HUB	1,446	—	1,446
USD	20,468,248	GBP	20,711,954	10/6/2025	HUB	—	(243,706)	(243,706)
GBP	32,450,868	USD	32,031,108	10/6/2025	HUB	419,760	—	419,760
USD	32,031,108	GBP	32,450,868	10/6/2025	HUB	—	(419,760)	(419,760)
USD	34,342,573	GBP	34,363,014	10/6/2025	HUB	—	(20,441)	(20,441)
GBP	48,032,169	USD	47,450,074	10/6/2025	HUB	582,095	—	582,095
USD	47,450,075	GBP	48,032,170	10/6/2025	HUB	—	(582,095)	(582,095)
GBP	120,169,677	USD	119,238,554	10/6/2025	HUB	931,123	—	931,123
USD	2,878,284	CNY	2,875,922	10/9/2025	HUB	2,362	—	2,362
CNY	2,875,922	USD	2,874,453	10/9/2025	HUB	1,469	—	1,469
USD	2,383,416	CNY	2,384,911	10/10/2025	HUB	—	(1,495)	(1,495)
USD	122	JPY	121	10/16/2025	HUB	1	—	1
USD	125	JPY	125	10/16/2025	HUB	—	—	—
USD	157	JPY	155	10/16/2025	HUB	2	—	2
USD	326	JPY	322	10/16/2025	HUB	4	—	4
CAD	270	USD	272	10/16/2025	HUB	—	(2)	(2)
USD	409	JPY	410	10/16/2025	HUB	—	(1)	(1)
USD	429	CAD	427	10/16/2025	HUB	2	—	2
CAD	332	USD	335	10/16/2025	HUB	—	(3)	(3)
AUD	403	USD	402	10/16/2025	HUB	1	—	1
GBP	846	USD	858	10/16/2025	HUB	—	(12)	(12)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	680	AUD	683	10/16/2025	HUB	$—	$(3)	$(3)
GBP	995	USD	995	10/16/2025	HUB	—	—	—
USD	821	AUD	825	10/16/2025	HUB	—	(4)	(4)
GBP	1,178	USD	1,190	10/16/2025	HUB	—	(12)	(12)
PLN	278	USD	278	10/16/2025	HUB	—	—	—
USD	1,101	JPY	1,103	10/16/2025	HUB	—	(2)	(2)
USD	2,173	AUD	2,201	10/16/2025	HUB	—	(28)	(28)
GBP	3,689	USD	3,698	10/16/2025	HUB	—	(9)	(9)
USD	3,090	JPY	3,055	10/16/2025	HUB	35	—	35
GBP	4,562	USD	4,534	10/16/2025	HUB	28	—	28
USD	3,901	JPY	3,857	10/16/2025	HUB	44	—	44
AUD	2,680	USD	2,679	10/16/2025	HUB	1	—	1
USD	5,405	AUD	5,383	10/16/2025	HUB	22	—	22
USD	5,698	AUD	5,760	10/16/2025	HUB	—	(62)	(62)
AUD	3,905	USD	3,932	10/16/2025	HUB	—	(27)	(27)
USD	6,354	GBP	6,362	10/16/2025	HUB	—	(8)	(8)
USD	6,687	AUD	6,631	10/16/2025	HUB	56	—	56
CAD	5,430	USD	5,497	10/16/2025	HUB	—	(67)	(67)
USD	9,342	GBP	9,205	10/16/2025	HUB	137	—	137
USD	9,404	GBP	9,409	10/16/2025	HUB	—	(5)	(5)
USD	11,274	AUD	11,193	10/16/2025	HUB	81	—	81
AUD	7,719	USD	7,722	10/16/2025	HUB	—	(3)	(3)
JPY	169	USD	170	10/16/2025	HUB	—	(1)	(1)
AUD	20,171	USD	20,152	10/16/2025	HUB	19	—	19
AUD	21,849	USD	21,757	10/16/2025	HUB	92	—	92
AUD	29,575	USD	29,732	10/16/2025	HUB	—	(157)	(157)
JPY	489	USD	495	10/16/2025	HUB	—	(6)	(6)
JPY	496	USD	496	10/16/2025	HUB	—	—	—
JPY	712	USD	715	10/16/2025	HUB	—	(3)	(3)
JPY	732	USD	734	10/16/2025	HUB	—	(2)	(2)
USD	243,269	GBP	240,026	10/16/2025	HUB	3,243	—	3,243
JPY	2,133	USD	2,134	10/16/2025	HUB	—	(1)	(1)
JPY	3,770	USD	3,788	10/16/2025	HUB	—	(18)	(18)
JPY	4,512	USD	4,533	10/16/2025	HUB	—	(21)	(21)
USD	697,698	AUD	699,300	10/16/2025	HUB	—	(1,602)	(1,602)
JPY	5,901	USD	5,906	10/16/2025	HUB	—	(5)	(5)
USD	15,969,768	HKD	15,970,627	10/16/2025	HUB	—	(859)	(859)
USD	16,671,963	GBP	16,560,079	10/16/2025	HUB	111,884	—	111,884
USD	16,780,622	JPY	16,696,152	10/16/2025	HUB	84,470	—	84,470
USD	28,926,131	EUR	28,970,944	10/16/2025	HUB	—	(44,813)	(44,813)
JPY	307,975	USD	308,877	10/16/2025	HUB	—	(902)	(902)
JPY	726,430	USD	728,630	10/16/2025	HUB	—	(2,200)	(2,200)
JPY	1,096,568	USD	1,083,423	10/16/2025	HUB	13,145	—	13,145
CHF	235,254	EUR	235,067	10/20/2025	HUB	187	—	187
CHF	586,934	EUR	587,669	10/20/2025	HUB	—	(735)	(735)
CHF	704,421	EUR	705,203	10/20/2025	HUB	—	(782)	(782)
EUR	1,292,872	CHF	1,289,657	10/20/2025	HUB	3,215	—	3,215
CHF	1,879,036	EUR	1,880,540	10/20/2025	HUB	—	(1,504)	(1,504)
EUR	1,880,541	CHF	1,882,151	10/20/2025	HUB	—	(1,610)	(1,610)
CHF	2,115,168	EUR	2,115,607	10/20/2025	HUB	—	(439)	(439)
EUR	2,585,744	CHF	2,594,988	10/20/2025	HUB	—	(9,244)	(9,244)
EUR	3,290,947	CHF	3,303,433	10/20/2025	HUB	—	(12,486)	(12,486)
EUR	4,231,217	CHF	4,234,408	10/20/2025	HUB	—	(3,191)	(3,191)
CHF	5,405,326	EUR	5,406,553	10/20/2025	HUB	—	(1,227)	(1,227)
EUR	5,053,954	CHF	5,077,411	10/20/2025	HUB	—	(23,457)	(23,457)
EUR	5,053,954	CHF	5,083,542	10/20/2025	HUB	—	(29,588)	(29,588)
CHF	5,990,299	EUR	5,994,221	10/20/2025	HUB	—	(3,922)	(3,922)
CHF	6,905,063	EUR	6,934,491	10/20/2025	HUB	—	(29,428)	(29,428)
CHF	7,268,958	EUR	7,287,092	10/20/2025	HUB	—	(18,134)	(18,134)
CHF	7,739,896	EUR	7,757,228	10/20/2025	HUB	—	(17,332)	(17,332)
EUR	19,204,793	CHF	19,288,167	10/20/2025	HUB	—	(83,374)	(83,374)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	22,405,593	CHF	22,502,841	10/20/2025	HUB	$—	$(97,248)	$(97,248)
EUR	46,539,973	CHF	46,751,842	10/20/2025	HUB	—	(211,869)	(211,869)
USD	71,839	KRW	71,340	10/22/2025	HUB	499	—	499
USD	72,086	KRW	71,340	10/22/2025	HUB	746	—	746
USD	72,164	KRW	71,340	10/22/2025	HUB	824	—	824
USD	72,167	KRW	71,340	10/22/2025	HUB	827	—	827
USD	72,323	KRW	71,340	10/22/2025	HUB	983	—	983
USD	143,830	KRW	142,679	10/22/2025	HUB	1,151	—	1,151
USD	143,888	KRW	142,680	10/22/2025	HUB	1,208	—	1,208
USD	215,049	KRW	214,020	10/22/2025	HUB	1,029	—	1,029
USD	215,131	KRW	214,020	10/22/2025	HUB	1,111	—	1,111
USD	215,145	KRW	214,020	10/22/2025	HUB	1,125	—	1,125
USD	215,196	KRW	214,020	10/22/2025	HUB	1,176	—	1,176
USD	215,253	KRW	214,020	10/22/2025	HUB	1,233	—	1,233
USD	215,623	KRW	214,020	10/22/2025	HUB	1,603	—	1,603
USD	215,748	KRW	214,020	10/22/2025	HUB	1,728	—	1,728
USD	215,776	KRW	214,020	10/22/2025	HUB	1,756	—	1,756
USD	216,377	KRW	214,020	10/22/2025	HUB	2,357	—	2,357
USD	216,392	KRW	214,019	10/22/2025	HUB	2,373	—	2,373
USD	216,508	KRW	214,020	10/22/2025	HUB	2,488	—	2,488
USD	286,724	KRW	285,360	10/22/2025	HUB	1,364	—	1,364
USD	287,021	KRW	285,360	10/22/2025	HUB	1,661	—	1,661
USD	287,164	KRW	285,359	10/22/2025	HUB	1,805	—	1,805
USD	287,214	KRW	285,360	10/22/2025	HUB	1,854	—	1,854
USD	287,233	KRW	285,360	10/22/2025	HUB	1,873	—	1,873
USD	287,565	KRW	285,360	10/22/2025	HUB	2,205	—	2,205
USD	287,708	KRW	285,360	10/22/2025	HUB	2,348	—	2,348
USD	287,867	KRW	285,359	10/22/2025	HUB	2,508	—	2,508
USD	287,979	KRW	285,360	10/22/2025	HUB	2,619	—	2,619
USD	288,247	KRW	285,360	10/22/2025	HUB	2,887	—	2,887
USD	288,507	KRW	285,360	10/22/2025	HUB	3,147	—	3,147
USD	288,563	KRW	285,360	10/22/2025	HUB	3,203	—	3,203
USD	288,727	KRW	285,359	10/22/2025	HUB	3,368	—	3,368
USD	289,078	KRW	285,360	10/22/2025	HUB	3,718	—	3,718
USD	358,549	KRW	356,700	10/22/2025	HUB	1,849	—	1,849
USD	358,707	KRW	356,700	10/22/2025	HUB	2,007	—	2,007
USD	358,718	KRW	356,700	10/22/2025	HUB	2,018	—	2,018
USD	358,788	KRW	356,699	10/22/2025	HUB	2,089	—	2,089
USD	358,817	KRW	356,700	10/22/2025	HUB	2,117	—	2,117
USD	358,873	KRW	356,699	10/22/2025	HUB	2,174	—	2,174
USD	358,968	KRW	356,699	10/22/2025	HUB	2,269	—	2,269
USD	359,097	KRW	356,699	10/22/2025	HUB	2,398	—	2,398
USD	359,335	KRW	356,700	10/22/2025	HUB	2,635	—	2,635
USD	359,557	KRW	356,699	10/22/2025	HUB	2,858	—	2,858
USD	359,604	KRW	356,700	10/22/2025	HUB	2,904	—	2,904
USD	359,870	KRW	356,699	10/22/2025	HUB	3,171	—	3,171
USD	359,899	KRW	356,700	10/22/2025	HUB	3,199	—	3,199
USD	360,267	KRW	356,700	10/22/2025	HUB	3,567	—	3,567
USD	361,319	KRW	356,700	10/22/2025	HUB	4,619	—	4,619
USD	429,883	KRW	428,040	10/22/2025	HUB	1,843	—	1,843
USD	430,037	KRW	428,040	10/22/2025	HUB	1,997	—	1,997
USD	430,119	KRW	428,039	10/22/2025	HUB	2,080	—	2,080
USD	430,174	KRW	428,039	10/22/2025	HUB	2,135	—	2,135
USD	430,185	KRW	428,040	10/22/2025	HUB	2,145	—	2,145
USD	430,283	KRW	428,039	10/22/2025	HUB	2,244	—	2,244
USD	430,404	KRW	428,040	10/22/2025	HUB	2,364	—	2,364
USD	430,425	KRW	428,040	10/22/2025	HUB	2,385	—	2,385
USD	430,440	KRW	428,039	10/22/2025	HUB	2,401	—	2,401
USD	430,447	KRW	428,039	10/22/2025	HUB	2,408	—	2,408
USD	430,805	KRW	428,039	10/22/2025	HUB	2,766	—	2,766
USD	431,735	KRW	428,039	10/22/2025	HUB	3,696	—	3,696

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	431,768	KRW	428,040	10/22/2025	HUB	$3,728	$—	$3,728
USD	431,900	KRW	428,039	10/22/2025	HUB	3,861	—	3,861
USD	432,633	KRW	428,039	10/22/2025	HUB	4,594	—	4,594
USD	433,066	KRW	428,039	10/22/2025	HUB	5,027	—	5,027
USD	433,110	KRW	428,040	10/22/2025	HUB	5,070	—	5,070
USD	433,272	KRW	428,039	10/22/2025	HUB	5,233	—	5,233
USD	501,620	KRW	499,380	10/22/2025	HUB	2,240	—	2,240
USD	501,745	KRW	499,379	10/22/2025	HUB	2,366	—	2,366
USD	502,076	KRW	499,379	10/22/2025	HUB	2,697	—	2,697
USD	502,087	KRW	499,379	10/22/2025	HUB	2,708	—	2,708
USD	502,091	KRW	499,379	10/22/2025	HUB	2,712	—	2,712
USD	502,314	KRW	499,379	10/22/2025	HUB	2,935	—	2,935
USD	502,357	KRW	499,379	10/22/2025	HUB	2,978	—	2,978
USD	502,476	KRW	499,379	10/22/2025	HUB	3,097	—	3,097
USD	502,902	KRW	499,379	10/22/2025	HUB	3,523	—	3,523
USD	503,438	KRW	499,380	10/22/2025	HUB	4,058	—	4,058
USD	503,468	KRW	499,379	10/22/2025	HUB	4,089	—	4,089
USD	503,916	KRW	499,379	10/22/2025	HUB	4,537	—	4,537
USD	504,177	KRW	499,379	10/22/2025	HUB	4,798	—	4,798
USD	504,537	KRW	499,379	10/22/2025	HUB	5,158	—	5,158
USD	504,561	KRW	499,379	10/22/2025	HUB	5,182	—	5,182
USD	504,577	KRW	499,379	10/22/2025	HUB	5,198	—	5,198
USD	573,382	KRW	570,719	10/22/2025	HUB	2,663	—	2,663
USD	573,551	KRW	570,720	10/22/2025	HUB	2,831	—	2,831
USD	573,830	KRW	570,719	10/22/2025	HUB	3,111	—	3,111
USD	573,859	KRW	570,719	10/22/2025	HUB	3,140	—	3,140
USD	574,106	KRW	570,719	10/22/2025	HUB	3,387	—	3,387
USD	574,127	KRW	570,719	10/22/2025	HUB	3,408	—	3,408
USD	574,948	KRW	570,719	10/22/2025	HUB	4,229	—	4,229
USD	575,309	KRW	570,720	10/22/2025	HUB	4,589	—	4,589
USD	575,395	KRW	570,720	10/22/2025	HUB	4,675	—	4,675
USD	575,440	KRW	570,719	10/22/2025	HUB	4,721	—	4,721
USD	575,535	KRW	570,719	10/22/2025	HUB	4,816	—	4,816
USD	575,896	KRW	570,719	10/22/2025	HUB	5,177	—	5,177
USD	576,070	KRW	570,719	10/22/2025	HUB	5,351	—	5,351
USD	576,417	KRW	570,720	10/22/2025	HUB	5,697	—	5,697
USD	577,296	KRW	570,719	10/22/2025	HUB	6,577	—	6,577
USD	577,857	KRW	570,719	10/22/2025	HUB	7,138	—	7,138
USD	647,114	KRW	642,059	10/22/2025	HUB	5,055	—	5,055
USD	647,245	KRW	642,060	10/22/2025	HUB	5,185	—	5,185
USD	648,097	KRW	642,059	10/22/2025	HUB	6,038	—	6,038
USD	648,172	KRW	642,059	10/22/2025	HUB	6,113	—	6,113
USD	648,261	KRW	642,059	10/22/2025	HUB	6,202	—	6,202
USD	648,681	KRW	642,059	10/22/2025	HUB	6,622	—	6,622
USD	648,911	KRW	642,060	10/22/2025	HUB	6,851	—	6,851
USD	649,107	KRW	642,059	10/22/2025	HUB	7,048	—	7,048
USD	649,145	KRW	642,060	10/22/2025	HUB	7,085	—	7,085
USD	650,092	KRW	642,059	10/22/2025	HUB	8,033	—	8,033
USD	717,252	KRW	713,399	10/22/2025	HUB	3,853	—	3,853
USD	717,504	KRW	713,399	10/22/2025	HUB	4,105	—	4,105
USD	718,726	KRW	713,399	10/22/2025	HUB	5,327	—	5,327
USD	718,866	KRW	713,399	10/22/2025	HUB	5,467	—	5,467
USD	719,456	KRW	713,400	10/22/2025	HUB	6,056	—	6,056
USD	719,750	KRW	713,399	10/22/2025	HUB	6,351	—	6,351
USD	719,911	KRW	713,399	10/22/2025	HUB	6,512	—	6,512
USD	720,134	KRW	713,399	10/22/2025	HUB	6,735	—	6,735
USD	720,145	KRW	713,399	10/22/2025	HUB	6,746	—	6,746
USD	720,196	KRW	713,399	10/22/2025	HUB	6,797	—	6,797
USD	790,508	KRW	784,739	10/22/2025	HUB	5,769	—	5,769
USD	790,875	KRW	784,739	10/22/2025	HUB	6,136	—	6,136
USD	790,986	KRW	784,739	10/22/2025	HUB	6,247	—	6,247

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	791,714	KRW	784,739	10/22/2025	HUB	$6,975	$—	$6,975
USD	817,327	JPY	813,152	10/22/2025	HUB	4,175	—	4,175
USD	1,009,872	KRW	998,758	10/22/2025	HUB	11,114	—	11,114
USD	1,027,194	JPY	1,016,440	10/22/2025	HUB	10,754	—	10,754
USD	1,080,139	KRW	1,070,098	10/22/2025	HUB	10,041	—	10,041
USD	1,556,010	JPY	1,558,542	10/22/2025	HUB	—	(2,532)	(2,532)
USD	2,252,241	KRW	2,211,537	10/22/2025	HUB	40,704	—	40,704
USD	4,384,251	JPY	4,336,811	10/22/2025	HUB	47,440	—	47,440
USD	6,521,447	JPY	6,505,217	10/22/2025	HUB	16,230	—	16,230
USD	7,179,967	JPY	7,182,844	10/22/2025	HUB	—	(2,877)	(2,877)
USD	7,591,989	JPY	7,589,420	10/22/2025	HUB	2,569	—	2,569
USD	7,669,397	JPY	7,657,182	10/22/2025	HUB	12,215	—	12,215
USD	10,690,397	JPY	10,706,502	10/22/2025	HUB	—	(16,105)	(16,105)
USD	17,902,346	JPY	17,796,202	10/22/2025	HUB	106,144	—	106,144
USD	18,156,680	JPY	18,037,962	10/22/2025	HUB	118,718	—	118,718
USD	20,072,185	JPY	19,948,592	10/22/2025	HUB	123,593	—	123,593
USD	23,420,248	JPY	23,273,358	10/22/2025	HUB	146,890	—	146,890
USD	23,425,983	JPY	23,273,358	10/22/2025	HUB	152,625	—	152,625
USD	23,641,378	JPY	23,784,697	10/22/2025	HUB	—	(143,319)	(143,319)
USD	27,848,254	JPY	28,189,272	10/22/2025	HUB	—	(341,018)	(341,018)
USD	30,119,120	JPY	29,922,888	10/22/2025	HUB	196,232	—	196,232
USD	30,511,203	JPY	30,313,983	10/22/2025	HUB	197,220	—	197,220
USD	43,506,625	JPY	43,221,950	10/22/2025	HUB	284,675	—	284,675
USD	56,875,030	JPY	56,521,011	10/22/2025	HUB	354,019	—	354,019
JPY	948,677	USD	948,202	10/22/2025	HUB	475	—	475
JPY	1,016,440	USD	1,020,262	10/22/2025	HUB	—	(3,822)	(3,822)
JPY	7,115,080	USD	7,111,579	10/22/2025	HUB	3,501	—	3,501
JPY	14,636,737	USD	14,710,282	10/22/2025	HUB	—	(73,545)	(73,545)
JPY	25,139,951	USD	25,163,319	10/22/2025	HUB	—	(23,368)	(23,368)
AUD	118,594	EUR	117,584	10/27/2025	HUB	1,010	—	1,010
USD	289,416	CAD	287,778	10/27/2025	HUB	1,638	—	1,638
CAD	215,833	USD	218,053	10/27/2025	HUB	—	(2,220)	(2,220)
CAD	359,721	USD	361,472	10/27/2025	HUB	—	(1,751)	(1,751)
EUR	705,502	AUD	714,279	10/27/2025	HUB	—	(8,777)	(8,777)
AUD	472,375	EUR	470,334	10/27/2025	HUB	2,041	—	2,041
USD	1,602,527	CAD	1,582,774	10/27/2025	HUB	19,753	—	19,753
USD	1,737,553	CAD	1,726,662	10/27/2025	HUB	10,891	—	10,891
AUD	1,766,442	EUR	1,763,755	10/27/2025	HUB	2,687	—	2,687
CAD	1,942,495	USD	1,957,037	10/27/2025	HUB	—	(14,542)	(14,542)
EUR	3,645,095	AUD	3,708,305	10/27/2025	HUB	—	(63,210)	(63,210)
USD	3,128,435	CAD	3,093,604	10/27/2025	HUB	34,831	—	34,831
AUD	2,929,822	EUR	2,939,592	10/27/2025	HUB	—	(9,770)	(9,770)
AUD	2,972,034	EUR	2,939,592	10/27/2025	HUB	32,442	—	32,442
USD	5,658,357	CAD	5,614,426	10/27/2025	HUB	43,931	—	43,931
USD	5,659,991	CAD	5,614,427	10/27/2025	HUB	45,564	—	45,564
EUR	8,680,168	AUD	8,845,386	10/27/2025	HUB	—	(165,218)	(165,218)
AUD	5,139,766	EUR	5,173,683	10/27/2025	HUB	—	(33,917)	(33,917)
AUD	5,796,671	EUR	5,761,601	10/27/2025	HUB	35,070	—	35,070
AUD	6,079,329	EUR	6,114,352	10/27/2025	HUB	—	(35,023)	(35,023)
AUD	6,142,508	EUR	6,114,352	10/27/2025	HUB	28,156	—	28,156
AUD	6,162,792	EUR	6,114,352	10/27/2025	HUB	48,440	—	48,440
USD	10,333,758	CAD	10,253,643	10/27/2025	HUB	80,115	—	80,115
USD	10,493,107	CAD	10,405,909	10/27/2025	HUB	87,198	—	87,198
AUD	7,412,066	EUR	7,407,773	10/27/2025	HUB	4,293	—	4,293
AUD	7,466,398	EUR	7,407,773	10/27/2025	HUB	58,625	—	58,625
USD	11,316,794	CAD	11,228,852	10/27/2025	HUB	87,942	—	87,942
USD	12,732,643	CAD	12,632,459	10/27/2025	HUB	100,184	—	100,184
USD	12,944,463	CAD	12,949,971	10/27/2025	HUB	—	(5,508)	(5,508)
USD	13,466,932	CAD	13,354,844	10/27/2025	HUB	112,088	—	112,088
USD	14,928,283	CAD	14,810,818	10/27/2025	HUB	117,465	—	117,465
USD	15,562,255	CAD	15,439,671	10/27/2025	HUB	122,584	—	122,584

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	10,327,315	EUR	10,347,365	10/27/2025	HUB	$—	$(20,050)	$(20,050)
EUR	42,468,743	AUD	43,302,458	10/27/2025	HUB	—	(833,715)	(833,715)
AUD	198,585	USD	198,651	10/28/2025	HUB	—	(66)	(66)
USD	1,689,232	AUD	1,721,067	10/28/2025	HUB	—	(31,835)	(31,835)
AUD	1,257,703	USD	1,242,800	10/28/2025	HUB	14,903	—	14,903
AUD	1,654,872	USD	1,643,682	10/28/2025	HUB	11,190	—	11,190
AUD	1,787,262	USD	1,781,693	10/28/2025	HUB	5,569	—	5,569
AUD	2,978,769	USD	2,942,697	10/28/2025	HUB	36,072	—	36,072
AUD	4,485,623	USD	4,396,644	10/28/2025	HUB	88,979	—	88,979
AUD	4,766,031	USD	4,803,749	10/28/2025	HUB	—	(37,718)	(37,718)
AUD	5,097,005	USD	5,100,103	10/28/2025	HUB	—	(3,098)	(3,098)
AUD	6,354,708	USD	6,344,534	10/28/2025	HUB	10,174	—	10,174
AUD	7,480,021	USD	7,527,307	10/28/2025	HUB	—	(47,286)	(47,286)
AUD	7,546,216	USD	7,442,650	10/28/2025	HUB	103,566	—	103,566
AUD	7,744,800	USD	7,790,199	10/28/2025	HUB	—	(45,399)	(45,399)
AUD	8,406,749	USD	8,481,750	10/28/2025	HUB	—	(75,001)	(75,001)
AUD	9,134,893	USD	9,124,781	10/28/2025	HUB	10,112	—	10,112
AUD	10,127,816	USD	10,108,343	10/28/2025	HUB	19,473	—	19,473
AUD	11,054,544	USD	10,931,559	10/28/2025	HUB	122,985	—	122,985
AUD	17,806,421	USD	17,535,800	10/28/2025	HUB	270,621	—	270,621
AUD	27,023,137	USD	26,496,044	10/28/2025	HUB	527,093	—	527,093
USD	176,055	NZD	174,140	11/3/2025	HUB	1,915	—	1,915
NZD	116,094	USD	117,203	11/3/2025	HUB	—	(1,109)	(1,109)
USD	238,094	NZD	232,187	11/3/2025	HUB	5,907	—	5,907
NZD	174,140	USD	179,194	11/3/2025	HUB	—	(5,054)	(5,054)
NZD	844,703	USD	869,818	11/3/2025	HUB	—	(25,115)	(25,115)
NZD	865,944	USD	891,765	11/3/2025	HUB	—	(25,821)	(25,821)
USD	2,072,822	NZD	2,031,639	11/3/2025	HUB	41,183	—	41,183
USD	2,292,592	NZD	2,263,826	11/3/2025	HUB	28,766	—	28,766
USD	2,646,293	NZD	2,612,107	11/3/2025	HUB	34,186	—	34,186
USD	4,070,544	NZD	4,001,241	11/3/2025	HUB	69,303	—	69,303
NZD	2,670,154	USD	2,705,175	11/3/2025	HUB	—	(35,021)	(35,021)
USD	5,180,967	NZD	5,096,125	11/3/2025	HUB	84,842	—	84,842
USD	6,319,231	NZD	6,327,102	11/3/2025	HUB	—	(7,871)	(7,871)
USD	7,259,863	NZD	7,255,852	11/3/2025	HUB	4,011	—	4,011
USD	8,042,192	NZD	8,010,461	11/3/2025	HUB	31,731	—	31,731
USD	9,484,105	NZD	9,328,952	11/3/2025	HUB	155,153	—	155,153
NZD	5,572,496	USD	5,673,619	11/3/2025	HUB	—	(101,123)	(101,123)
USD	10,357,545	NZD	10,192,250	11/3/2025	HUB	165,295	—	165,295
USD	10,686,527	NZD	10,738,661	11/3/2025	HUB	—	(52,134)	(52,134)
NZD	6,527,245	USD	6,727,157	11/3/2025	HUB	—	(199,912)	(199,912)
USD	11,395,525	NZD	11,203,474	11/3/2025	HUB	192,051	—	192,051
USD	11,666,816	NZD	11,466,281	11/3/2025	HUB	200,535	—	200,535
USD	14,251,957	NZD	14,014,343	11/3/2025	HUB	237,614	—	237,614
NZD	9,698,578	USD	9,995,789	11/3/2025	HUB	—	(297,211)	(297,211)
NZD	12,189,834	USD	12,528,183	11/3/2025	HUB	—	(338,349)	(338,349)
USD	89,687,390	KRW	88,942,823	11/3/2025	HUB	744,567	—	744,567
USD	18,719	BRL	18,638	11/4/2025	HUB	81	—	81
USD	18,745	BRL	18,639	11/4/2025	HUB	106	—	106
USD	37,398	BRL	37,277	11/4/2025	HUB	121	—	121
USD	37,483	BRL	37,277	11/4/2025	HUB	206	—	206
USD	37,496	BRL	37,276	11/4/2025	HUB	220	—	220
USD	37,515	BRL	37,277	11/4/2025	HUB	238	—	238
USD	37,522	BRL	37,276	11/4/2025	HUB	246	—	246
USD	56,019	BRL	55,915	11/4/2025	HUB	104	—	104
USD	74,637	BRL	74,553	11/4/2025	HUB	84	—	84
USD	74,642	BRL	74,554	11/4/2025	HUB	88	—	88
USD	74,666	BRL	74,554	11/4/2025	HUB	112	—	112
BRL	18,638	USD	18,152	11/4/2025	HUB	486	—	486
BRL	18,638	USD	18,164	11/4/2025	HUB	474	—	474
BRL	18,638	USD	18,174	11/4/2025	HUB	464	—	464

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	18,638	USD	18,180	11/4/2025	HUB	$458	$—	$458
BRL	18,638	USD	18,658	11/4/2025	HUB	—	(20)	(20)
EUR	117,640	PLN	117,649	11/4/2025	HUB	—	(9)	(9)
USD	37,372	BRL	37,277	11/4/2025	HUB	95	—	95
USD	37,372	BRL	37,277	11/4/2025	HUB	95	—	95
USD	37,372	BRL	37,277	11/4/2025	HUB	95	—	95
BRL	37,277	USD	36,326	11/4/2025	HUB	951	—	951
BRL	37,277	USD	36,329	11/4/2025	HUB	948	—	948
BRL	37,277	USD	36,343	11/4/2025	HUB	934	—	934
BRL	37,277	USD	36,346	11/4/2025	HUB	931	—	931
BRL	37,277	USD	36,353	11/4/2025	HUB	924	—	924
BRL	37,277	USD	37,269	11/4/2025	HUB	8	—	8
BRL	37,277	USD	37,271	11/4/2025	HUB	6	—	6
BRL	37,277	USD	37,321	11/4/2025	HUB	—	(44)	(44)
BRL	55,915	USD	55,833	11/4/2025	HUB	82	—	82
BRL	55,915	USD	55,866	11/4/2025	HUB	49	—	49
BRL	55,915	USD	55,871	11/4/2025	HUB	44	—	44
BRL	55,915	USD	55,890	11/4/2025	HUB	25	—	25
BRL	55,915	USD	55,896	11/4/2025	HUB	19	—	19
BRL	55,915	USD	55,907	11/4/2025	HUB	8	—	8
BRL	55,915	USD	55,955	11/4/2025	HUB	—	(40)	(40)
EUR	352,920	PLN	352,885	11/4/2025	HUB	35	—	35
BRL	74,554	USD	74,460	11/4/2025	HUB	94	—	94
BRL	74,554	USD	74,481	11/4/2025	HUB	73	—	73
BRL	74,554	USD	74,522	11/4/2025	HUB	32	—	32
BRL	37,277	USD	37,267	11/4/2025	HUB	10	—	10
BRL	37,277	USD	37,267	11/4/2025	HUB	10	—	10
BRL	74,554	USD	74,543	11/4/2025	HUB	11	—	11
BRL	74,554	USD	74,552	11/4/2025	HUB	2	—	2
BRL	74,554	USD	74,581	11/4/2025	HUB	—	(27)	(27)
BRL	74,554	USD	74,637	11/4/2025	HUB	—	(83)	(83)
PLN	117,376	EUR	117,640	11/4/2025	HUB	—	(264)	(264)
BRL	93,192	USD	93,131	11/4/2025	HUB	61	—	61
BRL	93,192	USD	93,136	11/4/2025	HUB	56	—	56
BRL	111,831	USD	111,636	11/4/2025	HUB	195	—	195
BRL	111,831	USD	111,820	11/4/2025	HUB	11	—	11
USD	1,467,248	BRL	1,472,435	11/4/2025	HUB	—	(5,187)	(5,187)
PLN	470,107	EUR	470,561	11/4/2025	HUB	—	(454)	(454)
PLN	1,290,917	EUR	1,294,040	11/4/2025	HUB	—	(3,123)	(3,123)
PLN	7,004,957	EUR	7,002,575	11/4/2025	HUB	2,382	—	2,382
PLN	8,763,597	EUR	8,753,218	11/4/2025	HUB	10,379	—	10,379
PLN	12,261,502	EUR	12,254,506	11/4/2025	HUB	6,996	—	6,996
PLN	13,573,297	EUR	13,560,474	11/4/2025	HUB	12,823	—	12,823
PLN	14,009,525	EUR	14,005,150	11/4/2025	HUB	4,375	—	4,375
PLN	21,023,628	EUR	21,007,725	11/4/2025	HUB	15,903	—	15,903
BRL	30,256,409	USD	30,285,435	11/4/2025	HUB	—	(29,026)	(29,026)
BRL	30,256,409	USD	30,287,695	11/4/2025	HUB	—	(31,286)	(31,286)
BRL	33,201,151	USD	33,288,709	11/4/2025	HUB	—	(87,558)	(87,558)
EUR	117,679	USD	118,277	11/10/2025	HUB	—	(598)	(598)
EUR	823,751	USD	821,143	11/10/2025	HUB	2,608	—	2,608
EUR	941,430	USD	945,714	11/10/2025	HUB	—	(4,284)	(4,284)
EUR	1,294,466	USD	1,298,991	11/10/2025	HUB	—	(4,525)	(4,525)
EUR	2,706,612	USD	2,706,606	11/10/2025	HUB	6	—	6
EUR	3,059,648	USD	3,067,870	11/10/2025	HUB	—	(8,222)	(8,222)
EUR	3,412,684	USD	3,411,491	11/10/2025	HUB	1,193	—	1,193
EUR	3,648,042	USD	3,650,700	11/10/2025	HUB	—	(2,658)	(2,658)
EUR	3,648,042	USD	3,665,728	11/10/2025	HUB	—	(17,686)	(17,686)
EUR	5,766,259	USD	5,826,748	11/10/2025	HUB	—	(60,489)	(60,489)
USD	5,178,721	EUR	5,177,866	11/10/2025	HUB	855	—	855
EUR	6,472,332	USD	6,503,556	11/10/2025	HUB	—	(31,224)	(31,224)
EUR	9,061,265	USD	9,048,980	11/10/2025	HUB	12,285	—	12,285

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	20,871,635	USD	20,778,590	11/10/2025	HUB	$93,045	$—	$93,045
EUR	38,264,667	USD	38,085,555	11/10/2025	HUB	179,112	—	179,112
EUR	55,835,850	USD	55,597,942	11/10/2025	HUB	237,908	—	237,908
USD	2,884,042	CNY	2,885,163	11/24/2025	HUB	—	(1,121)	(1,121)
USD	4,085,306	CNY	4,081,450	11/24/2025	HUB	3,856	—	3,856
CNY	1,407,397	USD	1,411,288	11/24/2025	HUB	—	(3,891)	(3,891)
USD	24,563,320	CNY	24,488,704	11/24/2025	HUB	74,616	—	74,616
AUD	674,683	GBP	672,560	11/25/2025	HUB	2,123	—	2,123
AUD	945,306	GBP	941,584	11/25/2025	HUB	3,722	—	3,722
AUD	947,986	GBP	941,584	11/25/2025	HUB	6,402	—	6,402
AUD	2,028,052	GBP	2,017,681	11/25/2025	HUB	10,371	—	10,371
AUD	5,494,823	GBP	5,447,736	11/25/2025	HUB	47,087	—	47,087
COP	50,656	USD	49,119	11/25/2025	HUB	1,537	—	1,537
COP	50,656	USD	49,142	11/25/2025	HUB	1,514	—	1,514
COP	50,656	USD	49,164	11/25/2025	HUB	1,492	—	1,492
COP	50,656	USD	49,201	11/25/2025	HUB	1,455	—	1,455
COP	101,312	USD	98,252	11/25/2025	HUB	3,060	—	3,060
COP	50,656	USD	49,132	11/25/2025	HUB	1,524	—	1,524
COP	50,656	USD	49,131	11/25/2025	HUB	1,525	—	1,525
COP	50,656	USD	49,135	11/25/2025	HUB	1,521	—	1,521
COP	50,656	USD	49,135	11/25/2025	HUB	1,521	—	1,521
COP	101,312	USD	98,272	11/25/2025	HUB	3,040	—	3,040
COP	101,312	USD	98,274	11/25/2025	HUB	3,038	—	3,038
COP	101,312	USD	98,329	11/25/2025	HUB	2,983	—	2,983
COP	101,312	USD	98,330	11/25/2025	HUB	2,982	—	2,982
COP	50,656	USD	49,179	11/25/2025	HUB	1,477	—	1,477
COP	50,656	USD	49,178	11/25/2025	HUB	1,478	—	1,478
COP	101,312	USD	98,368	11/25/2025	HUB	2,944	—	2,944
COP	101,312	USD	98,369	11/25/2025	HUB	2,943	—	2,943
COP	101,312	USD	98,370	11/25/2025	HUB	2,942	—	2,942
COP	151,969	USD	145,630	11/25/2025	HUB	6,339	—	6,339
COP	151,969	USD	147,402	11/25/2025	HUB	4,567	—	4,567
COP	151,969	USD	147,421	11/25/2025	HUB	4,548	—	4,548
COP	151,969	USD	147,496	11/25/2025	HUB	4,473	—	4,473
COP	151,969	USD	147,532	11/25/2025	HUB	4,437	—	4,437
COP	151,969	USD	147,539	11/25/2025	HUB	4,430	—	4,430
COP	151,969	USD	147,565	11/25/2025	HUB	4,404	—	4,404
COP	151,969	USD	147,584	11/25/2025	HUB	4,385	—	4,385
COP	202,625	USD	194,271	11/25/2025	HUB	8,354	—	8,354
COP	202,625	USD	194,365	11/25/2025	HUB	8,260	—	8,260
COP	202,625	USD	194,416	11/25/2025	HUB	8,209	—	8,209
COP	202,625	USD	194,566	11/25/2025	HUB	8,059	—	8,059
COP	202,625	USD	194,608	11/25/2025	HUB	8,017	—	8,017
COP	101,312	USD	98,366	11/25/2025	HUB	2,946	—	2,946
COP	101,312	USD	98,365	11/25/2025	HUB	2,947	—	2,947
COP	202,625	USD	196,761	11/25/2025	HUB	5,864	—	5,864
COP	253,281	USD	242,862	11/25/2025	HUB	10,419	—	10,419
COP	253,281	USD	242,953	11/25/2025	HUB	10,328	—	10,328
COP	253,281	USD	243,421	11/25/2025	HUB	9,860	—	9,860
COP	354,593	USD	341,144	11/25/2025	HUB	13,449	—	13,449
COP	1,139,765	USD	1,106,065	11/25/2025	HUB	33,700	—	33,700
COP	1,139,765	USD	1,106,366	11/25/2025	HUB	33,399	—	33,399
COP	14,805,973	USD	14,291,264	11/25/2025	HUB	514,709	—	514,709
COP	15,182,499	USD	14,713,152	11/25/2025	HUB	469,347	—	469,347
USD	1,998,844	KRW	2,000,925	11/26/2025	HUB	—	(2,081)	(2,081)
AUD	9,143,471	JPY	9,096,873	12/2/2025	HUB	46,598	—	46,598
AUD	9,143,471	JPY	9,099,852	12/2/2025	HUB	43,619	—	43,619
AUD	12,302,622	JPY	12,257,532	12/2/2025	HUB	45,090	—	45,090
AUD	12,985,841	JPY	12,936,668	12/2/2025	HUB	49,173	—	49,173
AUD	23,374,513	JPY	23,279,924	12/2/2025	HUB	94,589	—	94,589
JPY	265,092	AUD	264,886	12/2/2025	HUB	206	—	206

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	51,043	CLP	52,005	12/10/2025	HUB	$—	$(962)	$(962)
USD	51,125	CLP	52,006	12/10/2025	HUB	—	(881)	(881)
USD	51,141	CLP	52,005	12/10/2025	HUB	—	(864)	(864)
USD	51,142	CLP	52,006	12/10/2025	HUB	—	(864)	(864)
USD	51,153	CLP	52,006	12/10/2025	HUB	—	(853)	(853)
USD	51,177	CLP	52,006	12/10/2025	HUB	—	(829)	(829)
USD	51,193	CLP	52,005	12/10/2025	HUB	—	(812)	(812)
USD	51,209	CLP	52,006	12/10/2025	HUB	—	(797)	(797)
USD	101,906	CLP	104,012	12/10/2025	HUB	—	(2,106)	(2,106)
USD	101,916	CLP	104,011	12/10/2025	HUB	—	(2,095)	(2,095)
USD	102,003	CLP	104,011	12/10/2025	HUB	—	(2,008)	(2,008)
USD	102,022	CLP	104,011	12/10/2025	HUB	—	(1,989)	(1,989)
USD	102,060	CLP	104,012	12/10/2025	HUB	—	(1,952)	(1,952)
USD	102,062	CLP	104,012	12/10/2025	HUB	—	(1,950)	(1,950)
USD	102,118	CLP	104,011	12/10/2025	HUB	—	(1,893)	(1,893)
USD	102,131	CLP	104,011	12/10/2025	HUB	—	(1,880)	(1,880)
USD	102,159	CLP	104,012	12/10/2025	HUB	—	(1,853)	(1,853)
USD	102,301	CLP	104,012	12/10/2025	HUB	—	(1,711)	(1,711)
USD	51,165	CLP	52,005	12/10/2025	HUB	—	(840)	(840)
USD	51,165	CLP	52,006	12/10/2025	HUB	—	(841)	(841)
USD	51,169	CLP	52,005	12/10/2025	HUB	—	(836)	(836)
USD	51,169	CLP	52,006	12/10/2025	HUB	—	(837)	(837)
USD	102,344	CLP	104,012	12/10/2025	HUB	—	(1,668)	(1,668)
USD	51,192	CLP	52,005	12/10/2025	HUB	—	(813)	(813)
USD	51,192	CLP	52,006	12/10/2025	HUB	—	(814)	(814)
USD	102,419	CLP	104,011	12/10/2025	HUB	—	(1,592)	(1,592)
USD	102,562	CLP	104,011	12/10/2025	HUB	—	(1,449)	(1,449)
USD	152,905	CLP	156,017	12/10/2025	HUB	—	(3,112)	(3,112)
USD	153,036	CLP	156,017	12/10/2025	HUB	—	(2,981)	(2,981)
USD	153,058	CLP	156,017	12/10/2025	HUB	—	(2,959)	(2,959)
USD	153,069	CLP	156,017	12/10/2025	HUB	—	(2,948)	(2,948)
USD	153,097	CLP	156,017	12/10/2025	HUB	—	(2,920)	(2,920)
USD	204,182	CLP	208,023	12/10/2025	HUB	—	(3,841)	(3,841)
USD	204,200	CLP	208,022	12/10/2025	HUB	—	(3,822)	(3,822)
USD	204,219	CLP	208,022	12/10/2025	HUB	—	(3,803)	(3,803)
USD	204,282	CLP	208,023	12/10/2025	HUB	—	(3,741)	(3,741)
USD	205,423	CLP	208,022	12/10/2025	HUB	—	(2,599)	(2,599)
USD	205,432	CLP	208,023	12/10/2025	HUB	—	(2,591)	(2,591)
USD	207,239	CLP	208,023	12/10/2025	HUB	—	(784)	(784)
USD	254,894	CLP	260,028	12/10/2025	HUB	—	(5,134)	(5,134)
USD	258,636	CLP	260,028	12/10/2025	HUB	—	(1,392)	(1,392)
USD	259,159	CLP	260,029	12/10/2025	HUB	—	(870)	(870)
USD	259,169	CLP	260,028	12/10/2025	HUB	—	(859)	(859)
USD	359,457	CLP	364,039	12/10/2025	HUB	—	(4,582)	(4,582)
PLN	109,932	USD	110,378	12/10/2025	HUB	—	(446)	(446)
USD	461,695	CLP	468,051	12/10/2025	HUB	—	(6,356)	(6,356)
USD	462,216	CLP	468,051	12/10/2025	HUB	—	(5,835)	(5,835)
PLN	137,415	USD	138,131	12/10/2025	HUB	—	(716)	(716)
USD	513,869	CLP	520,056	12/10/2025	HUB	—	(6,187)	(6,187)
USD	621,987	CLP	624,068	12/10/2025	HUB	—	(2,081)	(2,081)
USD	776,205	CLP	780,085	12/10/2025	HUB	—	(3,880)	(3,880)
PLN	3,518,596	USD	3,538,206	12/10/2025	HUB	—	(19,610)	(19,610)
PLN	8,178,947	USD	8,270,268	12/10/2025	HUB	—	(91,321)	(91,321)
PLN	9,542,105	USD	9,645,145	12/10/2025	HUB	—	(103,040)	(103,040)
PLN	9,542,105	USD	9,645,906	12/10/2025	HUB	—	(103,801)	(103,801)
CLP	52,006	USD	52,562	12/10/2025	HUB	—	(556)	(556)
CLP	52,006	USD	52,566	12/10/2025	HUB	—	(560)	(560)
CLP	52,006	USD	52,572	12/10/2025	HUB	—	(566)	(566)
CLP	52,006	USD	52,572	12/10/2025	HUB	—	(566)	(566)
CLP	52,006	USD	52,577	12/10/2025	HUB	—	(571)	(571)
CLP	52,006	USD	52,578	12/10/2025	HUB	—	(572)	(572)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	52,006	USD	52,580	12/10/2025	HUB	$—	$(574)	$(574)
CLP	52,006	USD	52,588	12/10/2025	HUB	—	(582)	(582)
CLP	52,006	USD	52,588	12/10/2025	HUB	—	(582)	(582)
CLP	52,006	USD	52,590	12/10/2025	HUB	—	(584)	(584)
CLP	52,006	USD	52,665	12/10/2025	HUB	—	(659)	(659)
CLP	52,006	USD	52,670	12/10/2025	HUB	—	(664)	(664)
CLP	52,006	USD	52,675	12/10/2025	HUB	—	(669)	(669)
CLP	52,006	USD	52,675	12/10/2025	HUB	—	(669)	(669)
CLP	52,006	USD	52,676	12/10/2025	HUB	—	(670)	(670)
CLP	52,006	USD	52,692	12/10/2025	HUB	—	(686)	(686)
CLP	52,006	USD	52,698	12/10/2025	HUB	—	(692)	(692)
PLN	21,820,751	USD	21,946,453	12/10/2025	HUB	—	(125,702)	(125,702)
CLP	104,011	USD	105,115	12/10/2025	HUB	—	(1,104)	(1,104)
CLP	104,011	USD	105,120	12/10/2025	HUB	—	(1,109)	(1,109)
CLP	104,011	USD	105,122	12/10/2025	HUB	—	(1,111)	(1,111)
CLP	104,011	USD	105,127	12/10/2025	HUB	—	(1,116)	(1,116)
CLP	104,011	USD	105,128	12/10/2025	HUB	—	(1,117)	(1,117)
CLP	104,011	USD	105,130	12/10/2025	HUB	—	(1,119)	(1,119)
CLP	104,011	USD	105,133	12/10/2025	HUB	—	(1,122)	(1,122)
CLP	104,011	USD	105,151	12/10/2025	HUB	—	(1,140)	(1,140)
CLP	104,011	USD	105,152	12/10/2025	HUB	—	(1,141)	(1,141)
CLP	104,011	USD	105,155	12/10/2025	HUB	—	(1,144)	(1,144)
CLP	52,006	USD	52,583	12/10/2025	HUB	—	(577)	(577)
CLP	52,006	USD	52,583	12/10/2025	HUB	—	(577)	(577)
CLP	104,011	USD	105,170	12/10/2025	HUB	—	(1,159)	(1,159)
CLP	104,011	USD	105,172	12/10/2025	HUB	—	(1,161)	(1,161)
CLP	104,011	USD	105,192	12/10/2025	HUB	—	(1,181)	(1,181)
CLP	104,011	USD	105,315	12/10/2025	HUB	—	(1,304)	(1,304)
CLP	104,011	USD	105,373	12/10/2025	HUB	—	(1,362)	(1,362)
CLP	156,017	USD	157,650	12/10/2025	HUB	—	(1,633)	(1,633)
CLP	156,017	USD	157,704	12/10/2025	HUB	—	(1,687)	(1,687)
CLP	156,017	USD	157,707	12/10/2025	HUB	—	(1,690)	(1,690)
CLP	156,017	USD	157,712	12/10/2025	HUB	—	(1,695)	(1,695)
CLP	156,017	USD	157,725	12/10/2025	HUB	—	(1,708)	(1,708)
CLP	156,017	USD	157,732	12/10/2025	HUB	—	(1,715)	(1,715)
CLP	156,017	USD	157,747	12/10/2025	HUB	—	(1,730)	(1,730)
CLP	156,017	USD	157,759	12/10/2025	HUB	—	(1,742)	(1,742)
CLP	156,017	USD	157,780	12/10/2025	HUB	—	(1,763)	(1,763)
CLP	156,017	USD	157,782	12/10/2025	HUB	—	(1,765)	(1,765)
CLP	156,017	USD	158,010	12/10/2025	HUB	—	(1,993)	(1,993)
CLP	156,017	USD	158,109	12/10/2025	HUB	—	(2,092)	(2,092)
CLP	104,011	USD	105,134	12/10/2025	HUB	—	(1,123)	(1,123)
CLP	104,011	USD	105,134	12/10/2025	HUB	—	(1,123)	(1,123)
CLP	104,011	USD	105,144	12/10/2025	HUB	—	(1,133)	(1,133)
CLP	104,011	USD	105,144	12/10/2025	HUB	—	(1,133)	(1,133)
CLP	208,023	USD	210,321	12/10/2025	HUB	—	(2,298)	(2,298)
CLP	104,011	USD	105,164	12/10/2025	HUB	—	(1,153)	(1,153)
CLP	104,011	USD	105,164	12/10/2025	HUB	—	(1,153)	(1,153)
CLP	208,023	USD	210,367	12/10/2025	HUB	—	(2,344)	(2,344)
CLP	208,023	USD	210,531	12/10/2025	HUB	—	(2,508)	(2,508)
CLP	208,023	USD	210,687	12/10/2025	HUB	—	(2,664)	(2,664)
CLP	208,023	USD	210,880	12/10/2025	HUB	—	(2,857)	(2,857)
CLP	312,034	USD	316,533	12/10/2025	HUB	—	(4,499)	(4,499)
CLP	364,040	USD	368,977	12/10/2025	HUB	—	(4,937)	(4,937)
CLP	416,045	USD	421,568	12/10/2025	HUB	—	(5,523)	(5,523)
CLP	468,051	USD	474,371	12/10/2025	HUB	—	(6,320)	(6,320)
CLP	468,051	USD	474,594	12/10/2025	HUB	—	(6,543)	(6,543)
CLP	468,051	USD	474,604	12/10/2025	HUB	—	(6,553)	(6,553)
CLP	51,990	USD	52,572	1/23/2026	HUB	—	(582)	(582)
CLP	51,990	USD	52,603	1/23/2026	HUB	—	(613)	(613)
CLP	51,990	USD	52,606	1/23/2026	HUB	—	(616)	(616)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	51,990	USD	52,613	1/23/2026	HUB	$—	$(623)	$(623)
CLP	51,990	USD	52,637	1/23/2026	HUB	—	(647)	(647)
CLP	51,990	USD	52,639	1/23/2026	HUB	—	(649)	(649)
CLP	51,990	USD	52,642	1/23/2026	HUB	—	(652)	(652)
CLP	51,990	USD	52,671	1/23/2026	HUB	—	(681)	(681)
CLP	51,990	USD	52,676	1/23/2026	HUB	—	(686)	(686)
CLP	51,990	USD	52,680	1/23/2026	HUB	—	(690)	(690)
CLP	51,990	USD	52,683	1/23/2026	HUB	—	(693)	(693)
CLP	51,990	USD	52,684	1/23/2026	HUB	—	(694)	(694)
CLP	51,990	USD	52,689	1/23/2026	HUB	—	(699)	(699)
CLP	51,990	USD	52,691	1/23/2026	HUB	—	(701)	(701)
CLP	51,990	USD	52,696	1/23/2026	HUB	—	(706)	(706)
CLP	51,990	USD	52,702	1/23/2026	HUB	—	(712)	(712)
CLP	51,990	USD	52,704	1/23/2026	HUB	—	(714)	(714)
CLP	51,990	USD	52,706	1/23/2026	HUB	—	(716)	(716)
CLP	51,990	USD	52,707	1/23/2026	HUB	—	(717)	(717)
CLP	51,990	USD	52,708	1/23/2026	HUB	—	(718)	(718)
CLP	51,990	USD	52,710	1/23/2026	HUB	—	(720)	(720)
CLP	51,990	USD	52,712	1/23/2026	HUB	—	(722)	(722)
CLP	51,990	USD	52,712	1/23/2026	HUB	—	(722)	(722)
CLP	51,990	USD	52,718	1/23/2026	HUB	—	(728)	(728)
CLP	51,990	USD	52,720	1/23/2026	HUB	—	(730)	(730)
CLP	51,990	USD	52,727	1/23/2026	HUB	—	(737)	(737)
CLP	51,990	USD	52,752	1/23/2026	HUB	—	(762)	(762)
CLP	103,981	USD	105,136	1/23/2026	HUB	—	(1,155)	(1,155)
CLP	103,981	USD	105,141	1/23/2026	HUB	—	(1,160)	(1,160)
CLP	103,981	USD	105,144	1/23/2026	HUB	—	(1,163)	(1,163)
CLP	103,981	USD	105,152	1/23/2026	HUB	—	(1,171)	(1,171)
CLP	103,981	USD	105,173	1/23/2026	HUB	—	(1,192)	(1,192)
CLP	103,981	USD	105,193	1/23/2026	HUB	—	(1,212)	(1,212)
CLP	103,981	USD	105,219	1/23/2026	HUB	—	(1,238)	(1,238)
CLP	103,981	USD	105,225	1/23/2026	HUB	—	(1,244)	(1,244)
CLP	103,981	USD	105,278	1/23/2026	HUB	—	(1,297)	(1,297)
CLP	103,981	USD	105,287	1/23/2026	HUB	—	(1,306)	(1,306)
CLP	103,981	USD	105,301	1/23/2026	HUB	—	(1,320)	(1,320)
CLP	103,981	USD	105,319	1/23/2026	HUB	—	(1,338)	(1,338)
CLP	103,981	USD	105,359	1/23/2026	HUB	—	(1,378)	(1,378)
CLP	103,981	USD	105,378	1/23/2026	HUB	—	(1,397)	(1,397)
CLP	103,981	USD	105,380	1/23/2026	HUB	—	(1,399)	(1,399)
CLP	103,981	USD	105,384	1/23/2026	HUB	—	(1,403)	(1,403)
CLP	51,990	USD	52,697	1/23/2026	HUB	—	(707)	(707)
CLP	51,990	USD	52,697	1/23/2026	HUB	—	(707)	(707)
CLP	103,981	USD	105,397	1/23/2026	HUB	—	(1,416)	(1,416)
CLP	103,981	USD	105,398	1/23/2026	HUB	—	(1,417)	(1,417)
CLP	103,981	USD	105,399	1/23/2026	HUB	—	(1,418)	(1,418)
CLP	103,981	USD	105,401	1/23/2026	HUB	—	(1,420)	(1,420)
CLP	103,981	USD	105,418	1/23/2026	HUB	—	(1,437)	(1,437)
CLP	103,981	USD	105,419	1/23/2026	HUB	—	(1,438)	(1,438)
CLP	103,981	USD	105,419	1/23/2026	HUB	—	(1,438)	(1,438)
CLP	103,981	USD	105,420	1/23/2026	HUB	—	(1,439)	(1,439)
CLP	51,990	USD	52,711	1/23/2026	HUB	—	(721)	(721)
CLP	51,990	USD	52,711	1/23/2026	HUB	—	(721)	(721)
CLP	103,981	USD	105,429	1/23/2026	HUB	—	(1,448)	(1,448)
CLP	51,990	USD	52,716	1/23/2026	HUB	—	(726)	(726)
CLP	51,990	USD	52,716	1/23/2026	HUB	—	(726)	(726)
CLP	103,981	USD	105,437	1/23/2026	HUB	—	(1,456)	(1,456)
CLP	103,981	USD	105,438	1/23/2026	HUB	—	(1,457)	(1,457)
CLP	103,981	USD	105,442	1/23/2026	HUB	—	(1,461)	(1,461)
CLP	103,981	USD	105,444	1/23/2026	HUB	—	(1,463)	(1,463)
CLP	103,981	USD	105,448	1/23/2026	HUB	—	(1,467)	(1,467)
CLP	51,990	USD	52,723	1/23/2026	HUB	—	(733)	(733)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	51,990	USD	52,723	1/23/2026	HUB	$—	$(733)	$(733)
CLP	103,981	USD	105,450	1/23/2026	HUB	—	(1,469)	(1,469)
CLP	103,981	USD	105,469	1/23/2026	HUB	—	(1,488)	(1,488)
CLP	103,981	USD	105,483	1/23/2026	HUB	—	(1,502)	(1,502)
CLP	103,981	USD	105,493	1/23/2026	HUB	—	(1,512)	(1,512)
CLP	103,981	USD	105,500	1/23/2026	HUB	—	(1,519)	(1,519)
CLP	103,981	USD	105,565	1/23/2026	HUB	—	(1,584)	(1,584)
CLP	103,981	USD	105,568	1/23/2026	HUB	—	(1,587)	(1,587)
CLP	155,971	USD	157,754	1/23/2026	HUB	—	(1,783)	(1,783)
CLP	155,971	USD	157,828	1/23/2026	HUB	—	(1,857)	(1,857)
CLP	155,971	USD	158,039	1/23/2026	HUB	—	(2,068)	(2,068)
CLP	103,981	USD	105,290	1/23/2026	HUB	—	(1,309)	(1,309)
CLP	103,981	USD	105,290	1/23/2026	HUB	—	(1,309)	(1,309)
CLP	103,981	USD	105,349	1/23/2026	HUB	—	(1,368)	(1,368)
CLP	103,981	USD	105,349	1/23/2026	HUB	—	(1,368)	(1,368)
CLP	311,942	USD	314,815	1/23/2026	HUB	—	(2,873)	(2,873)
CLP	363,933	USD	367,096	1/23/2026	HUB	—	(3,163)	(3,163)
CLP	363,933	USD	367,570	1/23/2026	HUB	—	(3,637)	(3,637)
CLP	363,933	USD	367,915	1/23/2026	HUB	—	(3,982)	(3,982)
CLP	467,913	USD	473,181	1/23/2026	HUB	—	(5,268)	(5,268)
CLP	571,894	USD	576,973	1/23/2026	HUB	—	(5,079)	(5,079)
EUR	939,241	GBP	939,321	10/1/2025	NWM	—	(80)	(80)
EUR	1,408,861	GBP	1,407,690	10/1/2025	NWM	1,171	—	1,171
GBP	2,348,006	EUR	2,348,101	10/1/2025	NWM	—	(95)	(95)
USD	753,768	ILS	754,785	10/3/2025	NWM	—	(1,017)	(1,017)
USD	1,507,204	ILS	1,509,570	10/3/2025	NWM	—	(2,366)	(2,366)
USD	1,657,216	ILS	1,660,528	10/3/2025	NWM	—	(3,312)	(3,312)
ILS	3,924,884	USD	3,941,903	10/3/2025	NWM	—	(17,019)	(17,019)
USD	99	HUF	99	10/16/2025	NWM	—	—	—
USD	276	HUF	274	10/16/2025	NWM	2	—	2
USD	763	CHF	760	10/16/2025	NWM	3	—	3
USD	3,209	CHF	3,216	10/16/2025	NWM	—	(7)	(7)
USD	4,758	HUF	4,743	10/16/2025	NWM	15	—	15
USD	12,043	CHF	12,011	10/16/2025	NWM	32	—	32
HUF	3,305	USD	3,301	10/16/2025	NWM	4	—	4
USD	148,134	ILS	150,955	10/22/2025	NWM	—	(2,821)	(2,821)
ILS	301,910	USD	299,478	10/22/2025	NWM	2,432	—	2,432
USD	1,477,157	ILS	1,509,551	10/22/2025	NWM	—	(32,394)	(32,394)
USD	1,500,904	ILS	1,509,551	10/22/2025	NWM	—	(8,647)	(8,647)
ILS	754,776	USD	735,606	10/22/2025	NWM	19,170	—	19,170
ILS	754,776	USD	751,802	10/22/2025	NWM	2,974	—	2,974
ILS	905,731	USD	882,984	10/22/2025	NWM	22,747	—	22,747
USD	3,941,873	ILS	3,924,833	10/22/2025	NWM	17,040	—	17,040
ILS	1,660,506	USD	1,657,171	10/22/2025	NWM	3,335	—	3,335
ILS	2,113,372	USD	2,102,101	10/22/2025	NWM	11,271	—	11,271
ILS	2,566,237	USD	2,524,511	10/22/2025	NWM	41,726	—	41,726
ILS	2,566,237	USD	2,544,964	10/22/2025	NWM	21,273	—	21,273
ILS	3,321,012	USD	3,270,380	10/22/2025	NWM	50,632	—	50,632
ILS	3,622,923	USD	3,608,027	10/22/2025	NWM	14,896	—	14,896
ILS	3,924,833	USD	3,890,245	10/22/2025	NWM	34,588	—	34,588
ILS	11,149,039	USD	10,824,415	10/22/2025	NWM	324,624	—	324,624
ILS	22,205,645	USD	21,567,465	10/22/2025	NWM	638,180	—	638,180
ILS	26,646,774	USD	25,880,441	10/22/2025	NWM	766,333	—	766,333
ILS	26,646,774	USD	25,880,229	10/22/2025	NWM	766,545	—	766,545
USD	1,993,507	PEN	2,015,011	10/23/2025	NWM	—	(21,504)	(21,504)
PEN	791,612	USD	769,769	10/23/2025	NWM	21,843	—	21,843
PEN	863,576	USD	840,171	10/23/2025	NWM	23,405	—	23,405
PEN	935,541	USD	909,371	10/23/2025	NWM	26,170	—	26,170
PEN	5,289,405	USD	5,136,254	10/23/2025	NWM	153,151	—	153,151
PEN	5,289,405	USD	5,139,414	10/23/2025	NWM	149,991	—	149,991
EUR	117,591	HUF	119,402	10/28/2025	NWM	—	(1,811)	(1,811)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	352,772	HUF	351,980	10/28/2025	NWM	$792	$—	$792
EUR	352,772	HUF	352,552	10/28/2025	NWM	220	—	220
EUR	352,772	HUF	352,909	10/28/2025	NWM	—	(137)	(137)
EUR	705,545	HUF	706,449	10/28/2025	NWM	—	(904)	(904)
EUR	1,646,271	HUF	1,646,584	10/28/2025	NWM	—	(313)	(313)
EUR	1,999,043	HUF	2,000,719	10/28/2025	NWM	—	(1,676)	(1,676)
EUR	2,469,406	HUF	2,501,861	10/28/2025	NWM	—	(32,455)	(32,455)
EUR	3,762,904	HUF	3,765,893	10/28/2025	NWM	—	(2,989)	(2,989)
EUR	4,821,221	HUF	4,914,436	10/28/2025	NWM	—	(93,215)	(93,215)
HUF	238,054	EUR	235,181	10/28/2025	NWM	2,873	—	2,873
HUF	11,024,730	EUR	10,776,148	10/28/2025	NWM	248,582	—	248,582
HUF	12,042,501	EUR	11,752,631	10/28/2025	NWM	289,870	—	289,870
HUF	15,488,897	EUR	15,110,524	10/28/2025	NWM	378,373	—	378,373
HUF	17,203,523	EUR	16,789,470	10/28/2025	NWM	414,053	—	414,053
HUF	17,327,936	EUR	16,933,948	10/28/2025	NWM	393,988	—	393,988
HUF	17,820,145	EUR	17,418,329	10/28/2025	NWM	401,816	—	401,816
USD	253,507	CHF	252,242	11/4/2025	NWM	1,265	—	1,265
CHF	630,605	USD	631,350	11/4/2025	NWM	—	(745)	(745)
CHF	1,135,090	USD	1,136,270	11/4/2025	NWM	—	(1,180)	(1,180)
SEK	117,020	EUR	117,641	11/4/2025	NWM	—	(621)	(621)
CHF	2,270,179	USD	2,271,964	11/4/2025	NWM	—	(1,785)	(1,785)
CHF	2,774,663	USD	2,767,887	11/4/2025	NWM	6,776	—	6,776
CHF	4,792,600	USD	4,819,500	11/4/2025	NWM	—	(26,900)	(26,900)
CHF	6,558,295	USD	6,564,067	11/4/2025	NWM	—	(5,772)	(5,772)
SEK	697,458	EUR	705,840	11/4/2025	NWM	—	(8,382)	(8,382)
CHF	9,585,200	USD	9,620,871	11/4/2025	NWM	—	(35,671)	(35,671)
SEK	1,165,695	EUR	1,176,400	11/4/2025	NWM	—	(10,705)	(10,705)
CHF	14,630,043	USD	14,816,663	11/4/2025	NWM	—	(186,620)	(186,620)
USD	11,942,329	CHF	11,981,499	11/4/2025	NWM	—	(39,170)	(39,170)
SEK	1,631,109	EUR	1,646,960	11/4/2025	NWM	—	(15,851)	(15,851)
SEK	1,872,361	EUR	1,882,240	11/4/2025	NWM	—	(9,879)	(9,879)
SEK	1,877,161	EUR	1,882,240	11/4/2025	NWM	—	(5,079)	(5,079)
CHF	23,332,396	USD	23,504,933	11/4/2025	NWM	—	(172,537)	(172,537)
SEK	1,987,122	EUR	1,999,880	11/4/2025	NWM	—	(12,758)	(12,758)
SEK	1,991,211	EUR	1,999,881	11/4/2025	NWM	—	(8,670)	(8,670)
SEK	2,108,034	EUR	2,117,521	11/4/2025	NWM	—	(9,487)	(9,487)
SEK	2,211,668	EUR	2,235,160	11/4/2025	NWM	—	(23,492)	(23,492)
SEK	2,326,852	EUR	2,352,801	11/4/2025	NWM	—	(25,949)	(25,949)
SEK	2,460,708	EUR	2,470,440	11/4/2025	NWM	—	(9,732)	(9,732)
SEK	5,972,881	EUR	5,999,641	11/4/2025	NWM	—	(26,760)	(26,760)
GBP	702,199	EUR	706,383	11/18/2025	NWM	—	(4,184)	(4,184)
GBP	2,463,115	EUR	2,472,341	11/18/2025	NWM	—	(9,226)	(9,226)
EUR	2,354,609	GBP	2,354,646	11/18/2025	NWM	—	(37)	(37)
EUR	4,473,757	GBP	4,470,686	11/18/2025	NWM	3,071	—	3,071
EUR	5,651,061	GBP	5,660,568	11/18/2025	NWM	—	(9,507)	(9,507)
EUR	7,063,826	GBP	7,071,353	11/18/2025	NWM	—	(7,527)	(7,527)
EUR	8,005,670	GBP	8,004,694	11/18/2025	NWM	976	—	976
EUR	10,478,009	GBP	10,386,108	11/18/2025	NWM	91,901	—	91,901
EUR	2,571,353	JPY	2,588,919	11/28/2025	NWM	—	(17,566)	(17,566)
EUR	87,659,773	JPY	88,276,260	11/28/2025	NWM	—	(616,487)	(616,487)
ZAR	374,478	USD	371,488	12/12/2025	NWM	2,990	—	2,990
ZAR	892,986	USD	887,884	12/12/2025	NWM	5,102	—	5,102
ZAR	4,562,872	USD	4,533,719	12/12/2025	NWM	29,153	—	29,153
ZAR	5,098,663	USD	5,070,971	12/12/2025	NWM	27,692	—	27,692
ZAR	6,844,308	USD	6,803,149	12/12/2025	NWM	41,159	—	41,159
HUF	5,690,119	USD	5,686,502	12/15/2025	NWM	3,617	—	3,617
HUF	8,656,877	USD	8,653,318	12/15/2025	NWM	3,559	—	3,559
HUF	9,957,708	USD	9,949,218	12/15/2025	NWM	8,490	—	8,490
ZAR	143,581	USD	142,991	1/21/2026	NWM	590	—	590
ZAR	201,013	USD	198,485	1/21/2026	NWM	2,528	—	2,528
ZAR	1,091,214	USD	1,086,665	1/21/2026	NWM	4,549	—	4,549

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	2,251,331	USD	2,240,511	1/21/2026	NWM	$10,820	$—	$10,820
ZAR	2,440,874	USD	2,427,631	1/21/2026	NWM	13,243	—	13,243
ZAR	2,682,147	USD	2,670,469	1/21/2026	NWM	11,678	—	11,678
ZAR	2,866,071	USD	2,854,600	1/21/2026	NWM	11,471	—	11,471
ZAR	3,755,006	USD	3,739,126	1/21/2026	NWM	15,880	—	15,880
ZAR	4,253,850	USD	4,224,887	1/21/2026	NWM	28,963	—	28,963
ZAR	5,104,620	USD	5,070,509	1/21/2026	NWM	34,111	—	34,111
ZAR	5,104,620	USD	5,068,196	1/21/2026	NWM	36,424	—	36,424
ZAR	5,706,698	USD	5,681,142	1/21/2026	NWM	25,556	—	25,556
ZAR	6,545,109	USD	6,512,972	1/21/2026	NWM	32,137	—	32,137
ZAR	6,545,109	USD	6,514,503	1/21/2026	NWM	30,606	—	30,606
ZAR	6,545,109	USD	6,514,053	1/21/2026	NWM	31,056	—	31,056
ZAR	7,656,930	USD	7,600,034	1/21/2026	NWM	56,896	—	56,896
ZAR	7,656,930	USD	7,605,415	1/21/2026	NWM	51,515	—	51,515
ZAR	8,507,700	USD	8,447,915	1/21/2026	NWM	59,785	—	59,785
ZAR	9,358,469	USD	9,289,435	1/21/2026	NWM	69,034	—	69,034
ZAR	9,358,469	USD	9,296,697	1/21/2026	NWM	61,772	—	61,772
ZAR	10,728,587	USD	10,691,048	1/21/2026	NWM	37,539	—	37,539
ZAR	11,265,016	USD	11,201,575	1/21/2026	NWM	63,441	—	63,441
ZAR	11,781,196	USD	11,734,684	1/21/2026	NWM	46,512	—	46,512
ZAR	11,801,446	USD	11,751,936	1/21/2026	NWM	49,510	—	49,510
USD	2,800,644	GBP	2,772,831	10/16/2025	SSB	27,813	—	27,813
CAD	3,369,686	USD	3,402,702	10/16/2025	SSB	—	(33,016)	(33,016)
USD	21,455,429	MYR	21,516,080	10/16/2025	SSB	—	(60,651)	(60,651)

						$60,734,908	$(32,334,023)	$28,400,885

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Currency Abbreviations: (continued)

SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Other Abbreviations: (continued)

SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$1,573,828,758	$—	$1,573,828,758

Total Investments in Securities - Assets	$—	$1,573,828,758	$—	$1,573,828,758

Financial Derivative Instruments - Assets
Futures Contracts	$66,468,379	$—	$—	$66,468,379
Forward Foreign Currency Contracts	—	60,734,908	—	60,734,908

Total Financial Derivative Instruments - Assets	$66,468,379	$60,734,908	$—	$127,203,287

Financial Derivative Instruments - Liabilities
Futures Contracts	$(13,040,951)	$—	$—	$(13,040,951)
Forward Foreign Currency Contracts	—	(32,334,023)	—	(32,334,023)

Total Financial Derivative Instruments - Liabilities	$(13,040,951)	$(32,334,023)	$—	$(45,374,974)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 6.3%
French Republic Government Bonds OAT, 0.600%, Due 7/25/2034A B C	EUR	1,112,240	$1,217,064
U.K. Inflation-Linked Gilts, 0.750%, Due 11/22/2033B C	GBP	545,540	697,690

Total Foreign Sovereign Obligations (Cost $1,938,819)			1,914,754

U.S. TREASURY OBLIGATIONS - 8.6%
U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 4/15/2030B	$	1,522,155	1,545,702
2.125%, Due 1/15/2035B		511,795	526,807
1.875%, Due 7/15/2035B		503,010	507,025

			2,579,534

Total U.S. Treasury Obligations (Cost $2,577,830)			2,579,534

SHORT-TERM INVESTMENTS - 67.1%
U.S. Treasury Obligations - 67.1%
U.S. Treasury Bills,
4.567%, Due 10/9/2025D E F		1,100,000	1,099,010
4.294%, Due 10/16/2025E F		4,000,000	3,993,243
4.290%, Due 10/30/2025D E F		6,450,000	6,428,950
4.234%, Due 11/13/2025D E F		1,500,000	1,492,816
3.907%, Due 1/8/2026D E F		5,700,000	5,640,796
4.104%, Due 1/22/2026D E F		1,600,000	1,580,966

			20,235,781

Total Short-Term Investments (Cost $20,233,376)			20,235,781

TOTAL INVESTMENTS - 82.0% (Cost $24,750,025)			24,730,069
OTHER ASSETS, NET OF LIABILITIES - 18.0%			5,419,481

TOTAL NET ASSETS - 100.0%			$30,149,550

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,217,064 or 4.0% of net assets. The Fund has no right to demand registration of these securities.

B	Inflation-Indexed Note.
C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.
E	Coupon represents a weighted average yield to maturity.
F	Zero coupon bond.

Long Futures Contracts Open on September 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Lean Hogs FuturesA	1	October 2025	$36,252	$39,940	$3,688
CME Lean Hogs FuturesA	3	December 2025	106,927	106,470	(457)
COMEX Copper FuturesA	3	December 2025	345,818	364,238	18,420
COMEX Gold 100 Troy Ounces FuturesA	3	December 2025	1,060,665	1,161,960	101,295
COMEX Silver FuturesA	2	December 2025	388,524	466,400	77,876
ICE Brent Crude Oil FuturesA	3	October 2025	204,964	198,090	(6,874)
ICE Gas Oil FuturesA	6	November 2025	426,960	412,200	(14,760)
LME Primary Aluminum FuturesA	6	November 2025	399,415	402,175	2,760
LME Primary Aluminum FuturesA	2	January 2026	134,891	134,176	(715)
LME Zinc FuturesA	2	November 2025	142,759	148,815	6,056
LME Zinc FuturesA	1	January 2026	73,964	74,022	58
MDE Crude Palm Oil FuturesA	4	December 2025	106,309	103,410	(2,899)
NYBOT CSC C Coffee FuturesA	3	December 2025	419,369	421,706	2,337
NYMEX Light Sweet Crude Oil FuturesA	3	October 2025	187,725	187,110	(615)
NYMEX NY Harbor ULSD FuturesA	3	October 2025	295,198	292,837	(2,361)
NYMEX Platinum FuturesA	3	January 2026	209,455	240,855	31,400

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Long Futures Contracts Open on September 30, 2025 (continued):

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	5	October 2025	$414,746	$403,683	$(11,063)

			$4,953,941	$5,158,087	$204,146

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	3	December 2025	$750,088	$748,352	$(1,736)
CME E-Mini NASDAQ 100 Index Futures	3	December 2025	1,463,190	1,494,105	30,915
CME E-Mini Russell 2000 Index Futures	3	December 2025	364,530	368,325	3,795
CME E-Mini S&P 500 Index Futures	7	December 2025	2,327,402	2,358,563	31,161
Eurex DAX Index Futures	1	December 2025	698,136	704,753	6,617
Eurex EURO STOXX 50 Futures	21	December 2025	1,342,107	1,366,137	24,030
Eurex STOXX Europe 600 ESG-X Index Futures	1	December 2025	23,916	23,951	35
Euronext CAC 40 Index Futures	9	October 2025	831,324	834,222	2,898
HKG Hang Seng China Enterprises Index Futures	9	October 2025	544,333	553,743	9,410
HKG Hang Seng Index Futures	3	October 2025	509,178	518,739	9,561
ICE FTSE 100 Index Futures	13	December 2025	1,624,704	1,644,778	20,074
ICE U.S. Mini MSCI EAFE Index Futures	5	December 2025	696,767	696,325	(442)
ICE U.S. MSCI Emerging Markets Index Futures	9	December 2025	605,026	611,865	6,839
KFE KOSPI 200 Index Futures	8	December 2025	643,652	678,308	34,656
Montreal Exchange S&P/TSX 60 Index Futures	7	December 2025	1,748,992	1,783,373	34,381
OML Stockholm OMXS30 Index Futures	33	October 2025	925,672	934,154	8,482
SAFEX FTSE/JSE Top 40 Index Futures	7	December 2025	400,058	414,066	14,008
SFE S&P ASX Share Price Index 200 Futures	9	December 2025	1,325,080	1,321,034	(4,046)
SGX FTSE China A50 Futures	38	October 2025	573,668	574,370	702
SGX FTSE Taiwan Index Futures	7	October 2025	603,730	598,710	(5,020)
SGX MSCI Singapore Index Futures	10	October 2025	348,158	346,796	(1,362)
SGX Nikkei 225 Stock Index Futures	7	December 2025	1,030,587	1,062,768	32,181
TSE TOPIX Futures	8	December 2025	1,681,742	1,699,158	17,416

			$21,062,040	$21,336,595	$274,555

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month CORRA Futures	2	September 2026	$351,137	$351,261	$124
3-Month CORRA Futures	5	March 2027	877,412	877,344	(68)
3 Month Euro Euribor Futures	5	September 2027	1,436,909	1,435,204	(1,705)
3 Month Euro Euribor Futures	10	June 2028	2,868,593	2,865,564	(3,029)
CBOT 2 Year U.S. Treasury Notes Futures	1	December 2025	208,750	208,398	(352)
CBOT 5 Year U.S. Treasury Notes Futures	19	December 2025	2,080,486	2,074,711	(5,775)
CBOT 10 Year U.S. Treasury Notes Futures	14	December 2025	1,577,623	1,575,000	(2,623)
CBOT U.S. Long Bond Futures	5	December 2025	576,693	582,969	6,276
CBOT Ultra Long Term U.S. Treasury Bond Futures	4	December 2025	483,192	480,250	(2,942)
Eurex 5 Year Euro BOBL Futures	1	December 2025	138,445	138,315	(130)
Eurex 10 Year Euro BUND Futures	3	December 2025	454,500	452,843	(1,657)
Eurex Euro-BTP Italian Bond Futures	13	December 2025	1,821,326	1,829,077	7,751
Eurex Euro-BTP Italian Bond Futures	5	December 2025	633,585	633,606	21
French Government Bond Futures	6	December 2025	855,205	854,826	(379)
ICE Long Gilt Futures	5	December 2025	613,529	610,853	(2,676)
KFE 3 Year Treasury Bond Futures	1	December 2025	76,463	76,113	(350)
KFE 10 Year Treasury Bond Futures	4	December 2025	338,410	334,642	(3,768)
Montreal Exchange 10 Year Canadian Bond Futures	16	December 2025	1,400,798	1,407,890	7,092
SFE 10 Year Australian Bond Futures	14	December 2025	1,055,279	1,050,067	(5,212)
Three-Month SOFR Futures	10	March 2027	2,424,652	2,422,625	(2,027)
Three-Month SOFR Futures	27	December 2027	6,540,113	6,538,387	(1,726)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Long Futures Contracts Open on September 30, 2025 (continued):

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Three-Month SOFR Futures	26	September 2028	$6,289,912	$6,287,125	$(2,787)
Three Month SONIA Index Futures	2	March 2027	648,647	648,208	(439)
Three Month SONIA Index Futures	12	December 2027	3,887,645	3,886,020	(1,625)

			$37,639,304	$37,621,298	$(18,006)

Short Futures Contracts Open on September 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	17	December 2025	$(359,361)	$(353,175)	$6,186
CBOT Soybean Meal FuturesA	11	December 2025	(313,375)	(300,630)	12,745
CBOT Wheat FuturesA	11	December 2025	(291,150)	(279,400)	11,750
Euronext Milling Wheat FuturesA	13	December 2025	(154,470)	(142,133)	12,337
Euronext Rapeseed FuturesA	1	January 2026	(27,530)	(27,297)	233
ICE Cocoa FuturesA	1	March 2026	(67,540)	(63,829)	3,711
KCBT Hard Red Winter Wheat FuturesA	8	December 2025	(216,982)	(199,100)	17,882
LME Lead FuturesA	4	November 2025	(197,841)	(197,119)	722
LME Nickel FuturesA	1	November 2025	(94,045)	(90,927)	3,118
LME Primary Aluminum FuturesA	2	November 2025	(131,485)	(134,058)	(2,573)
LME Zinc FuturesA	1	November 2025	(74,319)	(74,408)	(89)
MGE Red Wheat FuturesA	4	December 2025	(119,467)	(112,550)	6,917
NYBOT CSC Number 11 World Sugar FuturesA	25	February 2026	(455,335)	(464,800)	(9,465)
NYBOT CTN Number 2 Cotton FuturesA	3	December 2025	(101,148)	(98,655)	2,493
NYMEX Henry Hub Natural Gas FuturesA	17	October 2025	(560,930)	(561,510)	(580)

			$(3,164,978)	$(3,099,591)	$65,387

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	2	December 2025	$(195,028)	$(194,902)	$126

			$(195,028)	$(194,902)	$126

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NSE IFSC NIFTY 50 Index Futures	2	October 2025	$(99,128)	$(99,046)	$82

			$(99,128)	$(99,046)	$82

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	10	December 2026	$(2,875,758)	$(2,875,690)	$68
Eurex 2 Year Euro SCHATZ Futures	55	December 2025	(6,913,388)	(6,907,997)	5,391
Eurex 30 Year Euro BUXL Futures	1	December 2025	(131,105)	(134,405)	(3,300)
SFE 3 Year Australian Bond Futures	16	December 2025	(1,133,460)	(1,131,144)	2,316

			$(11,053,711)	$(11,049,236)	$4,475

A	All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on September 30, 2025

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	5,000	$(114,280)	$(113,228)	$1,052
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	5,000	(114,160)	(112,671)	1,489

							$(228,440)	$(225,899)	$2,541

Credit Default Swaps on Credit Indices - Sell Protection(5)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	10,000	$207,910	$226,455	$18,545
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	5,000	114,771	112,783	(1,988)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	5,000	114,980	112,227	(2,753)

							$437,661	$451,465	$13,804

OTC Swap Agreements Outstanding on September 30, 2025:

Total Return Swaps Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	10/6/2025	20,000	$2,714,547	$651	$100,725

									$651	$100,725

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Forward Foreign Currency Contracts Open on September 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	28,428	INR	28,144	10/10/2025	BNP	$284	$—	$284
USD	28,455	INR	28,144	10/10/2025	BNP	311	—	311
USD	28,492	INR	28,144	10/10/2025	BNP	348	—	348
USD	28,646	INR	28,144	10/10/2025	BNP	502	—	502
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308
USD	28,452	INR	28,144	10/10/2025	BNP	308	—	308

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	168,864	USD	169,788	10/10/2025	BNP	$—	$(924)	$(924)
USD	684,244	INR	675,213	10/17/2025	BNP	9,031	—	9,031
INR	28,134	USD	28,276	10/17/2025	BNP	—	(142)	(142)
USD	43,094	PHP	42,932	10/20/2025	BNP	162	—	162
PHP	42,931	USD	43,917	10/20/2025	BNP	—	(986)	(986)
USD	28,287	INR	28,118	10/28/2025	BNP	169	—	169
USD	28,289	INR	28,118	10/28/2025	BNP	171	—	171
USD	28,301	INR	28,118	10/28/2025	BNP	183	—	183
USD	28,328	INR	28,118	10/28/2025	BNP	210	—	210
USD	28,215	INR	28,097	11/10/2025	BNP	118	—	118
USD	28,266	INR	28,098	11/10/2025	BNP	168	—	168
USD	28,289	INR	28,098	11/10/2025	BNP	191	—	191
USD	28,297	INR	28,098	11/10/2025	BNP	199	—	199
USD	28,277	INR	28,097	11/10/2025	BNP	180	—	180
USD	28,277	INR	28,098	11/10/2025	BNP	179	—	179
USD	42,980	PHP	42,896	11/17/2025	BNP	84	—	84
PHP	42,896	USD	43,667	11/17/2025	BNP	—	(771)	(771)
USD	77,513	SGD	77,523	10/1/2025	CBK	—	(10)	(10)
USD	77,513	SGD	77,523	10/1/2025	CBK	—	(10)	(10)
SGD	155,045	USD	154,925	10/1/2025	CBK	120	—	120
USD	77,500	SGD	77,523	10/2/2025	CBK	—	(23)	(23)
USD	77,579	SGD	77,522	10/2/2025	CBK	57	—	57
USD	155,453	THB	154,347	10/6/2025	CBK	1,106	—	1,106
THB	77,173	USD	77,483	10/6/2025	CBK	—	(310)	(310)
THB	77,173	USD	77,766	10/6/2025	CBK	—	(593)	(593)
USD	27,170	MXN	27,244	10/22/2025	CBK	—	(74)	(74)
USD	81,821	TWD	82,155	10/22/2025	CBK	—	(334)	(334)
USD	82,289	TWD	82,154	10/22/2025	CBK	135	—	135
USD	82,847	TWD	82,155	10/22/2025	CBK	692	—	692
USD	83,201	TWD	82,155	10/22/2025	CBK	1,046	—	1,046
MXN	15,178	USD	14,449	10/22/2025	CBK	729	—	729
MXN	27,245	USD	25,591	10/22/2025	CBK	1,654	—	1,654
MXN	27,245	USD	25,619	10/22/2025	CBK	1,626	—	1,626
MXN	27,245	USD	25,846	10/22/2025	CBK	1,399	—	1,399
MXN	27,245	USD	26,076	10/22/2025	CBK	1,169	—	1,169
MXN	27,245	USD	26,090	10/22/2025	CBK	1,155	—	1,155
MXN	27,245	USD	26,330	10/22/2025	CBK	915	—	915
MXN	27,245	USD	26,361	10/22/2025	CBK	884	—	884
MXN	27,245	USD	26,365	10/22/2025	CBK	880	—	880
MXN	27,245	USD	26,410	10/22/2025	CBK	835	—	835
MXN	27,245	USD	26,618	10/22/2025	CBK	627	—	627
MXN	27,245	USD	26,710	10/22/2025	CBK	535	—	535
MXN	27,245	USD	26,737	10/22/2025	CBK	508	—	508
MXN	27,245	USD	26,743	10/22/2025	CBK	502	—	502
MXN	27,245	USD	27,248	10/22/2025	CBK	—	(3)	(3)
MXN	27,992	USD	26,504	10/22/2025	CBK	1,488	—	1,488
USD	621,362	MXN	626,625	10/22/2025	CBK	—	(5,263)	(5,263)
USD	733,966	MXN	735,603	10/22/2025	CBK	—	(1,637)	(1,637)
MXN	45,323	USD	43,491	10/22/2025	CBK	1,832	—	1,832
MXN	52,877	USD	50,736	10/22/2025	CBK	2,141	—	2,141
MXN	54,489	USD	50,767	10/22/2025	CBK	3,722	—	3,722
MXN	54,489	USD	51,307	10/22/2025	CBK	3,182	—	3,182
MXN	54,489	USD	52,983	10/22/2025	CBK	1,506	—	1,506
MXN	63,278	USD	59,225	10/22/2025	CBK	4,053	—	4,053
MXN	66,556	USD	63,338	10/22/2025	CBK	3,218	—	3,218
MXN	70,309	USD	65,794	10/22/2025	CBK	4,515	—	4,515
MXN	78,956	USD	74,725	10/22/2025	CBK	4,231	—	4,231
MXN	81,734	USD	77,189	10/22/2025	CBK	4,545	—	4,545
MXN	81,734	USD	78,962	10/22/2025	CBK	2,772	—	2,772
MXN	81,734	USD	79,404	10/22/2025	CBK	2,330	—	2,330
MXN	81,734	USD	79,626	10/22/2025	CBK	2,108	—	2,108

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	84,169	USD	79,713	10/22/2025	CBK	$4,456	$—	$4,456
MXN	84,370	USD	78,963	10/22/2025	CBK	5,407	—	5,407
MXN	88,805	USD	84,141	10/22/2025	CBK	4,664	—	4,664
MXN	90,646	USD	86,961	10/22/2025	CBK	3,685	—	3,685
MXN	91,401	USD	85,556	10/22/2025	CBK	5,845	—	5,845
MXN	96,755	USD	91,637	10/22/2025	CBK	5,118	—	5,118
MXN	108,930	USD	104,537	10/22/2025	CBK	4,393	—	4,393
MXN	108,978	USD	102,384	10/22/2025	CBK	6,594	—	6,594
MXN	108,978	USD	102,395	10/22/2025	CBK	6,583	—	6,583
MXN	108,978	USD	103,439	10/22/2025	CBK	5,539	—	5,539
MXN	108,978	USD	103,959	10/22/2025	CBK	5,019	—	5,019
MXN	108,978	USD	105,493	10/22/2025	CBK	3,485	—	3,485
MXN	120,943	USD	114,548	10/22/2025	CBK	6,395	—	6,395
MXN	126,555	USD	118,448	10/22/2025	CBK	8,107	—	8,107
MXN	129,006	USD	122,168	10/22/2025	CBK	6,838	—	6,838
TWD	82,155	USD	82,986	10/22/2025	CBK	—	(831)	(831)
MXN	175,964	USD	168,855	10/22/2025	CBK	7,109	—	7,109
MXN	234,619	USD	225,081	10/22/2025	CBK	9,538	—	9,538
TWD	246,464	USD	248,032	10/22/2025	CBK	—	(1,568)	(1,568)
EUR	117,591	CAD	117,364	10/28/2025	CBK	227	—	227
CAD	117,583	EUR	117,591	10/28/2025	CBK	—	(8)	(8)
CAD	233,606	EUR	235,181	10/28/2025	CBK	—	(1,575)	(1,575)
EUR	382,511	CAD	377,404	10/28/2025	CBK	5,107	—	5,107
EUR	440,624	CAD	434,660	10/28/2025	CBK	5,964	—	5,964
THB	77,310	USD	77,156	10/28/2025	CBK	154	—	154
USD	571,828	TWD	575,428	10/30/2025	CBK	—	(3,600)	(3,600)
NOK	50,113	USD	50,256	11/5/2025	CBK	—	(143)	(143)
NOK	59,780	USD	60,739	11/5/2025	CBK	—	(959)	(959)
NOK	89,325	USD	90,707	11/5/2025	CBK	—	(1,382)	(1,382)
NOK	89,670	USD	91,069	11/5/2025	CBK	—	(1,399)	(1,399)
NOK	100,226	USD	100,376	11/5/2025	CBK	—	(150)	(150)
NOK	100,226	USD	101,273	11/5/2025	CBK	—	(1,047)	(1,047)
NOK	108,518	USD	110,401	11/5/2025	CBK	—	(1,883)	(1,883)
NOK	119,560	USD	121,606	11/5/2025	CBK	—	(2,046)	(2,046)
NOK	125,283	USD	125,430	11/5/2025	CBK	—	(147)	(147)
NOK	134,505	USD	136,827	11/5/2025	CBK	—	(2,322)	(2,322)
NOK	172,264	USD	172,367	11/5/2025	CBK	—	(103)	(103)
NOK	203,584	USD	203,847	11/5/2025	CBK	—	(263)	(263)
USD	78,379	SGD	77,798	11/17/2025	CBK	581	—	581
SGD	77,798	USD	78,263	11/17/2025	CBK	—	(465)	(465)
SGD	77,798	USD	78,733	11/17/2025	CBK	—	(935)	(935)
USD	155,486	SGD	155,596	11/17/2025	CBK	—	(110)	(110)
USD	388,200	SGD	388,990	11/17/2025	CBK	—	(790)	(790)
SGD	311,192	USD	314,209	11/17/2025	CBK	—	(3,017)	(3,017)
USD	466,879	SGD	466,788	11/17/2025	CBK	91	—	91
THB	154,862	USD	155,788	11/17/2025	CBK	—	(926)	(926)
GBP	284,227	JPY	285,027	12/2/2025	CBK	—	(800)	(800)
GBP	321,075	JPY	321,892	12/2/2025	CBK	—	(817)	(817)
USD	53,528	SEK	53,316	12/3/2025	CBK	212	—	212
SEK	210,873	USD	210,079	12/3/2025	CBK	794	—	794
SEK	327,664	USD	326,351	12/3/2025	CBK	1,313	—	1,313
SEK	474,464	USD	472,828	12/3/2025	CBK	1,636	—	1,636
MXN	727,896	USD	726,308	1/29/2026	CBK	1,588	—	1,588
USD	57,903	NZD	57,975	10/1/2025	HUB	—	(72)	(72)
USD	67,156	JPY	67,620	10/1/2025	HUB	—	(464)	(464)
USD	67,164	GBP	67,245	10/1/2025	HUB	—	(81)	(81)
USD	67,196	GBP	67,245	10/1/2025	HUB	—	(49)	(49)
USD	67,197	GBP	67,245	10/1/2025	HUB	—	(48)	(48)
USD	71,868	CAD	71,855	10/1/2025	HUB	13	—	13
NZD	57,975	USD	58,004	10/1/2025	HUB	—	(29)	(29)
GBP	201,735	USD	201,750	10/1/2025	HUB	—	(15)	(15)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	67,620	USD	67,511	10/1/2025	HUB	$109	$—	$109
USD	18,861	BRL	18,789	10/2/2025	HUB	72	—	72
USD	57,948	NZD	57,975	10/2/2025	HUB	—	(27)	(27)
BRL	18,789	USD	18,120	10/2/2025	HUB	669	—	669
BRL	18,789	USD	18,206	10/2/2025	HUB	583	—	583
BRL	18,789	USD	18,240	10/2/2025	HUB	549	—	549
BRL	18,789	USD	18,275	10/2/2025	HUB	514	—	514
BRL	18,789	USD	18,312	10/2/2025	HUB	477	—	477
USD	184,618	BRL	187,891	10/2/2025	HUB	—	(3,273)	(3,273)
USD	242,791	BRL	242,648	10/2/2025	HUB	143	—	143
USD	242,807	BRL	242,648	10/2/2025	HUB	159	—	159
USD	266,868	BRL	266,265	10/2/2025	HUB	603	—	603
BRL	123,007	USD	119,572	10/2/2025	HUB	3,435	—	3,435
BRL	123,007	USD	119,698	10/2/2025	HUB	3,309	—	3,309
BRL	246,014	USD	239,067	10/2/2025	HUB	6,947	—	6,947
BRL	372,268	USD	362,476	10/2/2025	HUB	9,792	—	9,792
GBP	67,247	USD	67,516	10/6/2025	HUB	—	(269)	(269)
GBP	67,247	USD	67,558	10/6/2025	HUB	—	(311)	(311)
GBP	67,247	USD	67,660	10/6/2025	HUB	—	(413)	(413)
GBP	67,247	USD	67,759	10/6/2025	HUB	—	(512)	(512)
GBP	67,247	USD	67,990	10/6/2025	HUB	—	(743)	(743)
GBP	67,247	USD	68,215	10/6/2025	HUB	—	(968)	(968)
USD	66,904	GBP	67,247	10/6/2025	HUB	—	(343)	(343)
GBP	99,408	USD	98,119	10/6/2025	HUB	1,289	—	1,289
GBP	99,409	USD	98,173	10/6/2025	HUB	1,236	—	1,236
GBP	134,493	USD	135,203	10/6/2025	HUB	—	(710)	(710)
GBP	134,493	USD	135,593	10/6/2025	HUB	—	(1,100)	(1,100)
GBP	137,479	USD	135,865	10/6/2025	HUB	1,614	—	1,614
USD	133,594	GBP	134,493	10/6/2025	HUB	—	(899)	(899)
GBP	201,740	USD	203,015	10/6/2025	HUB	—	(1,275)	(1,275)
USD	199,366	GBP	201,740	10/6/2025	HUB	—	(2,374)	(2,374)
USD	201,620	GBP	201,740	10/6/2025	HUB	—	(120)	(120)
USD	201,756	GBP	201,740	10/6/2025	HUB	16	—	16
GBP	298,228	USD	294,370	10/6/2025	HUB	3,858	—	3,858
USD	271,312	GBP	268,987	10/6/2025	HUB	2,325	—	2,325
GBP	441,421	USD	436,071	10/6/2025	HUB	5,350	—	5,350
USD	70,100	CNY	70,144	10/10/2025	HUB	—	(44)	(44)
AUD	16	USD	16	10/16/2025	HUB	—	—	—
USD	33	AUD	33	10/16/2025	HUB	—	—	—
GBP	100	USD	100	10/16/2025	HUB	—	—	—
USD	87	JPY	86	10/16/2025	HUB	1	—	1
AUD	59	USD	58	10/16/2025	HUB	1	—	1
GBP	133	USD	135	10/16/2025	HUB	—	(2)	(2)
USD	161	CAD	160	10/16/2025	HUB	1	—	1
GBP	242	USD	240	10/16/2025	HUB	2	—	2
USD	215	CAD	214	10/16/2025	HUB	1	—	1
AUD	163	USD	162	10/16/2025	HUB	1	—	1
AUD	373	USD	373	10/16/2025	HUB	—	—	—
AUD	441	USD	443	10/16/2025	HUB	—	(2)	(2)
CAD	485	USD	491	10/16/2025	HUB	—	(6)	(6)
USD	2,002	GBP	1,975	10/16/2025	HUB	27	—	27
JPY	36	USD	36	10/16/2025	HUB	—	—	—
JPY	42	USD	42	10/16/2025	HUB	—	—	—
USD	6,433	AUD	6,448	10/16/2025	HUB	—	(15)	(15)
JPY	201	USD	202	10/16/2025	HUB	—	(1)	(1)
USD	236,455	KRW	232,651	10/16/2025	HUB	3,804	—	3,804
USD	299,713	GBP	297,702	10/16/2025	HUB	2,011	—	2,011
USD	321,703	JPY	320,084	10/16/2025	HUB	1,619	—	1,619
USD	344,931	EUR	345,465	10/16/2025	HUB	—	(534)	(534)
JPY	3,609	USD	3,620	10/16/2025	HUB	—	(11)	(11)
JPY	8,375	USD	8,400	10/16/2025	HUB	—	(25)	(25)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	9,601	USD	9,486	10/16/2025	HUB	$115	$—	$115
CHF	117,035	EUR	117,534	10/20/2025	HUB	—	(499)	(499)
CHF	117,241	EUR	117,533	10/20/2025	HUB	—	(292)	(292)
CHF	117,271	EUR	117,534	10/20/2025	HUB	—	(263)	(263)
CHF	117,395	EUR	117,534	10/20/2025	HUB	—	(139)	(139)
EUR	117,534	CHF	117,635	10/20/2025	HUB	—	(101)	(101)
EUR	117,534	CHF	118,080	10/20/2025	HUB	—	(546)	(546)
EUR	179,244	CHF	180,022	10/20/2025	HUB	—	(778)	(778)
EUR	209,120	CHF	210,028	10/20/2025	HUB	—	(908)	(908)
EUR	434,373	CHF	436,350	10/20/2025	HUB	—	(1,977)	(1,977)
USD	67,661	JPY	67,763	10/22/2025	HUB	—	(102)	(102)
USD	67,736	JPY	67,763	10/22/2025	HUB	—	(27)	(27)
USD	67,786	JPY	67,763	10/22/2025	HUB	23	—	23
USD	67,871	JPY	67,763	10/22/2025	HUB	108	—	108
USD	67,932	JPY	67,763	10/22/2025	HUB	169	—	169
USD	68,111	JPY	67,763	10/22/2025	HUB	348	—	348
USD	68,115	JPY	67,763	10/22/2025	HUB	352	—	352
USD	68,504	JPY	67,763	10/22/2025	HUB	741	—	741
USD	71,647	KRW	71,340	10/22/2025	HUB	307	—	307
USD	71,751	KRW	71,340	10/22/2025	HUB	411	—	411
USD	71,782	KRW	71,340	10/22/2025	HUB	442	—	442
USD	71,843	KRW	71,340	10/22/2025	HUB	503	—	503
USD	71,887	KRW	71,340	10/22/2025	HUB	547	—	547
USD	71,975	KRW	71,340	10/22/2025	HUB	635	—	635
USD	72,052	KRW	71,340	10/22/2025	HUB	712	—	712
USD	72,062	KRW	71,340	10/22/2025	HUB	722	—	722
USD	161,866	JPY	160,906	10/22/2025	HUB	960	—	960
USD	164,165	JPY	163,092	10/22/2025	HUB	1,073	—	1,073
USD	181,484	JPY	180,367	10/22/2025	HUB	1,117	—	1,117
USD	200,829	JPY	203,288	10/22/2025	HUB	—	(2,459)	(2,459)
USD	202,063	JPY	203,288	10/22/2025	HUB	—	(1,225)	(1,225)
USD	211,756	JPY	210,428	10/22/2025	HUB	1,328	—	1,328
USD	211,808	JPY	210,428	10/22/2025	HUB	1,380	—	1,380
USD	272,325	JPY	270,551	10/22/2025	HUB	1,774	—	1,774
USD	275,870	JPY	274,087	10/22/2025	HUB	1,783	—	1,783
USD	393,369	JPY	390,795	10/22/2025	HUB	2,574	—	2,574
USD	514,241	JPY	511,040	10/22/2025	HUB	3,201	—	3,201
JPY	67,763	USD	67,730	10/22/2025	HUB	33	—	33
JPY	203,288	USD	203,477	10/22/2025	HUB	—	(189)	(189)
JPY	609,864	USD	612,322	10/22/2025	HUB	—	(2,458)	(2,458)
KRW	285,360	USD	288,048	10/22/2025	HUB	—	(2,688)	(2,688)
USD	53,265	CAD	52,851	10/27/2025	HUB	414	—	414
USD	53,281	CAD	52,852	10/27/2025	HUB	429	—	429
EUR	79,818	AUD	81,337	10/27/2025	HUB	—	(1,519)	(1,519)
USD	72,754	CAD	71,944	10/27/2025	HUB	810	—	810
USD	97,276	CAD	96,522	10/27/2025	HUB	754	—	754
USD	98,777	CAD	97,956	10/27/2025	HUB	821	—	821
USD	106,530	CAD	105,702	10/27/2025	HUB	828	—	828
USD	119,858	CAD	118,915	10/27/2025	HUB	943	—	943
USD	126,771	CAD	125,716	10/27/2025	HUB	1,055	—	1,055
USD	140,527	CAD	139,421	10/27/2025	HUB	1,106	—	1,106
USD	143,827	CAD	143,888	10/27/2025	HUB	—	(61)	(61)
USD	146,494	CAD	145,340	10/27/2025	HUB	1,154	—	1,154
AUD	116,910	EUR	117,584	10/27/2025	HUB	—	(674)	(674)
AUD	117,356	EUR	117,584	10/27/2025	HUB	—	(228)	(228)
AUD	118,125	EUR	117,584	10/27/2025	HUB	541	—	541
AUD	118,514	EUR	117,583	10/27/2025	HUB	931	—	931
CAD	215,833	USD	217,205	10/27/2025	HUB	—	(1,372)	(1,372)
EUR	390,517	AUD	398,183	10/27/2025	HUB	—	(7,666)	(7,666)
AUD	37,694	USD	36,946	10/28/2025	HUB	748	—	748
AUD	66,195	USD	65,287	10/28/2025	HUB	908	—	908

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	66,195	USD	65,989	10/28/2025	HUB	$206	$—	$206
AUD	66,195	USD	66,089	10/28/2025	HUB	106	—	106
AUD	66,195	USD	66,122	10/28/2025	HUB	73	—	73
AUD	66,195	USD	66,583	10/28/2025	HUB	—	(388)	(388)
AUD	66,195	USD	66,719	10/28/2025	HUB	—	(524)	(524)
AUD	66,195	USD	66,786	10/28/2025	HUB	—	(591)	(591)
USD	133,243	AUD	132,390	10/28/2025	HUB	853	—	853
AUD	132,390	USD	130,917	10/28/2025	HUB	1,473	—	1,473
AUD	132,390	USD	132,135	10/28/2025	HUB	255	—	255
AUD	198,585	USD	195,567	10/28/2025	HUB	3,018	—	3,018
AUD	227,085	USD	222,656	10/28/2025	HUB	4,429	—	4,429
NZD	4,758	USD	4,900	11/3/2025	HUB	—	(142)	(142)
NZD	6,651	USD	6,849	11/3/2025	HUB	—	(198)	(198)
USD	39,801	NZD	39,123	11/3/2025	HUB	678	—	678
USD	50,658	NZD	49,828	11/3/2025	HUB	830	—	830
USD	57,765	NZD	58,047	11/3/2025	HUB	—	(282)	(282)
USD	57,975	NZD	58,047	11/3/2025	HUB	—	(72)	(72)
USD	58,079	NZD	58,047	11/3/2025	HUB	32	—	32
USD	58,277	NZD	58,047	11/3/2025	HUB	230	—	230
USD	58,807	NZD	58,047	11/3/2025	HUB	760	—	760
NZD	51,396	USD	52,970	11/3/2025	HUB	—	(1,574)	(1,574)
NZD	53,289	USD	54,922	11/3/2025	HUB	—	(1,633)	(1,633)
USD	92,734	NZD	91,217	11/3/2025	HUB	1,517	—	1,517
NZD	58,047	USD	59,100	11/3/2025	HUB	—	(1,053)	(1,053)
USD	101,274	NZD	99,658	11/3/2025	HUB	1,616	—	1,616
USD	111,423	NZD	109,545	11/3/2025	HUB	1,878	—	1,878
USD	114,076	NZD	112,115	11/3/2025	HUB	1,961	—	1,961
USD	139,352	NZD	137,029	11/3/2025	HUB	2,323	—	2,323
NZD	232,187	USD	238,632	11/3/2025	HUB	—	(6,445)	(6,445)
USD	863,763	KRW	856,592	11/3/2025	HUB	7,171	—	7,171
USD	18,573	BRL	18,639	11/4/2025	HUB	—	(66)	(66)
EUR	117,640	PLN	117,381	11/4/2025	HUB	259	—	259
PLN	64,563	EUR	64,541	11/4/2025	HUB	22	—	22
PLN	80,770	EUR	80,674	11/4/2025	HUB	96	—	96
PLN	113,008	EUR	112,944	11/4/2025	HUB	64	—	64
PLN	125,099	EUR	124,981	11/4/2025	HUB	118	—	118
PLN	129,121	EUR	129,081	11/4/2025	HUB	40	—	40
PLN	193,767	EUR	193,620	11/4/2025	HUB	147	—	147
BRL	240,703	USD	240,934	11/4/2025	HUB	—	(231)	(231)
BRL	240,703	USD	240,952	11/4/2025	HUB	—	(249)	(249)
BRL	264,130	USD	264,827	11/4/2025	HUB	—	(697)	(697)
EUR	117,679	USD	117,519	11/10/2025	HUB	160	—	160
EUR	117,679	USD	118,247	11/10/2025	HUB	—	(568)	(568)
EUR	213,629	USD	212,677	11/10/2025	HUB	952	—	952
USD	235,282	EUR	235,358	11/10/2025	HUB	—	(76)	(76)
EUR	391,655	USD	389,822	11/10/2025	HUB	1,833	—	1,833
EUR	571,503	USD	569,068	11/10/2025	HUB	2,435	—	2,435
USD	211,753	CNY	211,110	11/24/2025	HUB	643	—	643
AUD	67,837	GBP	67,256	11/25/2025	HUB	581	—	581
COP	50,656	USD	49,194	11/25/2025	HUB	1,462	—	1,462
COP	150,061	USD	144,844	11/25/2025	HUB	5,217	—	5,217
COP	153,877	USD	149,120	11/25/2025	HUB	4,757	—	4,757
AUD	72,352	JPY	71,983	12/2/2025	HUB	369	—	369
AUD	72,352	JPY	72,007	12/2/2025	HUB	345	—	345
AUD	97,350	JPY	96,993	12/2/2025	HUB	357	—	357
AUD	102,756	JPY	102,367	12/2/2025	HUB	389	—	389
AUD	184,962	JPY	184,214	12/2/2025	HUB	748	—	748
USD	50,979	CLP	52,006	12/10/2025	HUB	—	(1,027)	(1,027)
USD	51,387	CLP	52,006	12/10/2025	HUB	—	(619)	(619)
PLN	26,714	USD	26,863	12/10/2025	HUB	—	(149)	(149)
PLN	65,959	USD	66,695	12/10/2025	HUB	—	(736)	(736)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	76,952	USD	77,783	12/10/2025	HUB	$—	$(831)	$(831)
PLN	76,952	USD	77,789	12/10/2025	HUB	—	(837)	(837)
PLN	165,667	USD	166,621	12/10/2025	HUB	—	(954)	(954)
CLP	52,006	USD	52,558	12/10/2025	HUB	—	(552)	(552)
CLP	52,006	USD	52,568	12/10/2025	HUB	—	(562)	(562)
CLP	51,990	USD	52,783	1/23/2026	HUB	—	(793)	(793)
CHF	116	USD	117	10/16/2025	NWM	—	(1)	(1)
USD	149,766	ILS	150,955	10/22/2025	NWM	—	(1,189)	(1,189)
ILS	97,117	USD	94,289	10/22/2025	NWM	2,828	—	2,828
ILS	150,955	USD	150,019	10/22/2025	NWM	936	—	936
ILS	193,429	USD	187,870	10/22/2025	NWM	5,559	—	5,559
ILS	232,115	USD	225,440	10/22/2025	NWM	6,675	—	6,675
ILS	232,115	USD	225,438	10/22/2025	NWM	6,677	—	6,677
USD	71,197	PEN	71,965	10/23/2025	NWM	—	(768)	(768)
PEN	35,982	USD	34,940	10/23/2025	NWM	1,042	—	1,042
PEN	35,982	USD	34,962	10/23/2025	NWM	1,020	—	1,020
PEN	71,965	USD	69,952	10/23/2025	NWM	2,013	—	2,013
EUR	235,182	HUF	236,108	10/28/2025	NWM	—	(926)	(926)
HUF	102,216	EUR	99,911	10/28/2025	NWM	2,305	—	2,305
HUF	111,653	EUR	108,965	10/28/2025	NWM	2,688	—	2,688
HUF	143,606	EUR	140,098	10/28/2025	NWM	3,508	—	3,508
HUF	159,502	EUR	155,663	10/28/2025	NWM	3,839	—	3,839
HUF	160,657	EUR	157,004	10/28/2025	NWM	3,653	—	3,653
HUF	165,220	EUR	161,495	10/28/2025	NWM	3,725	—	3,725
CHF	126,121	USD	126,232	11/4/2025	NWM	—	(111)	(111)
CHF	126,121	USD	127,730	11/4/2025	NWM	—	(1,609)	(1,609)
USD	125,709	CHF	126,121	11/4/2025	NWM	—	(412)	(412)
CHF	252,242	USD	254,107	11/4/2025	NWM	—	(1,865)	(1,865)
SEK	116,890	EUR	117,640	11/4/2025	NWM	—	(750)	(750)
SEK	117,113	EUR	117,640	11/4/2025	NWM	—	(527)	(527)
GBP	117,033	EUR	117,730	11/18/2025	NWM	—	(697)	(697)
EUR	117,730	GBP	116,697	11/18/2025	NWM	1,033	—	1,033
EUR	117,730	GBP	117,855	11/18/2025	NWM	—	(125)	(125)
EUR	117,730	GBP	117,928	11/18/2025	NWM	—	(198)	(198)
EUR	20,142	JPY	20,280	11/28/2025	NWM	—	(138)	(138)
EUR	686,629	JPY	691,458	11/28/2025	NWM	—	(4,829)	(4,829)
ZAR	28,806	USD	28,641	12/12/2025	NWM	165	—	165
ZAR	28,806	USD	28,650	12/12/2025	NWM	156	—	156
ZAR	46,090	USD	45,796	12/12/2025	NWM	294	—	294
ZAR	69,134	USD	68,718	12/12/2025	NWM	416	—	416
HUF	42,097	USD	42,070	12/15/2025	NWM	27	—	27
HUF	64,046	USD	64,020	12/15/2025	NWM	26	—	26
HUF	73,670	USD	73,607	12/15/2025	NWM	63	—	63
ZAR	17,246	USD	17,163	1/21/2026	NWM	83	—	83
ZAR	20,546	USD	20,457	1/21/2026	NWM	89	—	89
ZAR	21,955	USD	21,867	1/21/2026	NWM	88	—	88
ZAR	28,716	USD	28,560	1/21/2026	NWM	156	—	156
ZAR	28,764	USD	28,642	1/21/2026	NWM	122	—	122
ZAR	32,145	USD	31,926	1/21/2026	NWM	219	—	219
ZAR	38,574	USD	38,316	1/21/2026	NWM	258	—	258
ZAR	38,574	USD	38,299	1/21/2026	NWM	275	—	275
ZAR	43,714	USD	43,518	1/21/2026	NWM	196	—	196
ZAR	50,137	USD	49,891	1/21/2026	NWM	246	—	246
ZAR	50,137	USD	49,899	1/21/2026	NWM	238	—	238
ZAR	50,137	USD	49,903	1/21/2026	NWM	234	—	234
ZAR	57,861	USD	57,431	1/21/2026	NWM	430	—	430
ZAR	57,861	USD	57,472	1/21/2026	NWM	389	—	389
ZAR	64,290	USD	63,838	1/21/2026	NWM	452	—	452
ZAR	70,719	USD	70,252	1/21/2026	NWM	467	—	467
ZAR	70,719	USD	70,197	1/21/2026	NWM	522	—	522
ZAR	82,183	USD	81,895	1/21/2026	NWM	288	—	288

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	86,292	USD	85,806	1/21/2026	NWM	$486	$—	$486
ZAR	90,246	USD	89,890	1/21/2026	NWM	356	—	356
ZAR	90,401	USD	90,022	1/21/2026	NWM	379	—	379
EUR	3,497	USD	3,506	10/16/2025	SSB	—	(9)	(9)
EUR	5,293	USD	5,299	10/16/2025	SSB	—	(6)	(6)
CAD	3,355	USD	3,373	10/16/2025	SSB	—	(18)	(18)
USD	6,200	EUR	6,200	10/16/2025	SSB	—	—	—
EUR	10,721	USD	10,701	10/16/2025	SSB	20	—	20
USD	10,515	GBP	10,411	10/16/2025	SSB	104	—	104
USD	10,924	EUR	10,944	10/16/2025	SSB	—	(20)	(20)
USD	23,267	GBP	23,213	10/16/2025	SSB	54	—	54
USD	139,403	MYR	139,797	10/16/2025	SSB	—	(394)	(394)
GBP	701,326	USD	700,399	10/16/2025	SSB	927	—	927
GBP	706,132	USD	714,668	10/16/2025	SSB	—	(8,536)	(8,536)
USD	700,787	GBP	697,264	10/16/2025	SSB	3,523	—	3,523
USD	702,131	GBP	700,502	10/16/2025	SSB	1,629	—	1,629
USD	743,620	GBP	736,235	10/16/2025	SSB	7,385	—	7,385
USD	1,251,932	EUR	1,247,688	10/16/2025	SSB	4,244	—	4,244

						$394,005	$(124,249)	$269,756

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas NA
CBK	Citibank NA
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
COMEX	The Commodity Exchange Inc.
CORRA	Canadian Overnight Repo Rate Average.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
LIBOR	London International Offered Rate.
NYBOT	New York Board of Trade.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Other Abbreviations: (continued)

ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

AHL Multi-Alternatives Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$1,914,754	$—	$1,914,754
U.S. Treasury Obligations	—	2,579,534	—	2,579,534
Short-Term Investments	—	20,235,781	—	20,235,781

Total Investments in Securities - Assets	$—	$24,730,069	$—	$24,730,069

Financial Derivative Instruments - Assets
Futures Contracts	$638,392	$—	$—	$638,392
Swap Contract Agreements	—	121,811	—	121,811
Forward Foreign Currency Contracts	—	394,005	—	394,005

Total Financial Derivative Instruments - Assets	$638,392	$515,816	$—	$1,154,208

Financial Derivative Instruments - Liabilities
Futures Contracts	$(107,627)	$—	$—	$(107,627)
Swap Contract Agreements	—	(4,741)	—	(4,741)
Forward Foreign Currency Contracts	—	(124,249)	—	(124,249)

Total Financial Derivative Instruments - Liabilities	$(107,627)	$(128,990)	$—	$(236,617)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 10.4%
French Republic Government Bonds OAT,
0.600%, Due 7/25/2034A B C	EUR	2,224,480	$2,434,128
0.100%, Due 7/25/2053B C		1,201,880	828,763
Italy Buoni Poliennali Del Tesoro,
0.400%, Due 5/15/2030B C		1,861,710	2,127,295
1.800%, Due 5/15/2036B C D		3,112,470	3,635,992
U.K. Inflation-Linked Gilts,
1.250%, Due 11/22/2032B C	GBP	935,245	1,260,165
0.750%, Due 11/22/2033B C		6,000,940	7,674,593
0.625%, Due 3/22/2045B C		1,673,940	1,649,931
1.250%, Due 11/22/2054B C		1,072,810	1,098,583

Total Foreign Sovereign Obligations (Cost $20,831,912)			20,709,450

U.S. TREASURY OBLIGATIONS - 15.8%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055B	$	2,559,275	2,494,405

U.S. Treasury Inflation-Indexed Notes,
1.625%, Due 4/15/2030B		13,699,395	13,911,318
2.125%, Due 1/15/2035B		8,700,515	8,955,724
1.875%, Due 7/15/2035B		6,036,120	6,084,296

			28,951,338

Total U.S. Treasury Obligations (Cost $31,228,088)			31,445,743

SHORT-TERM INVESTMENTS - 55.3%
U.S. Treasury Obligations - 55.3%
U.S. Treasury Bills,
4.211%, Due 10/2/2025D E F		7,500,000	7,499,164
4.237%, Due 10/16/2025D E F		9,000,000	8,984,797
4.298%, Due 10/30/2025D E F		44,000,000	43,856,403
3.883%, Due 1/8/2026D E F		44,000,000	43,542,983
3.825%, Due 3/5/2026D E F		6,500,000	6,395,458

			110,278,805

Total Short-Term Investments (Cost $110,274,172)			110,278,805

TOTAL INVESTMENTS - 81.5% (Cost $162,334,172)			162,433,998
OTHER ASSETS, NET OF LIABILITIES - 18.5%			36,766,734

TOTAL NET ASSETS - 100.0%			$199,200,732

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,434,128 or 1.2% of net assets. The Fund has no right to demand registration of these securities.

B	Inflation-Indexed Note.
C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.
E	Coupon represents a weighted average yield to maturity.
F	Zero coupon bond.

Long Futures Contracts Open on September 30, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	19	December 2025	$4,751,596	$4,739,560	$(12,036)
CME E-Mini NASDAQ 100 Index Futures	20	December 2025	9,755,378	9,960,700	205,322
CME E-Mini S&P 500 ESG Index Futures	2	December 2025	575,853	586,220	10,367
CME E-Mini S&P 500 Index Futures	67	December 2025	22,275,896	22,574,812	298,916
Eurex DAX Index Futures	9	December 2025	6,279,801	6,342,779	62,978
Eurex EURO STOXX 50 Futures	154	December 2025	9,833,320	10,018,339	185,019

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Long Futures Contracts Open on September 30, 2025 (continued):

Equity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex STOXX Europe 600 ESG-X Index Futures	12	December 2025	$286,417	$287,408	$991
Euronext CAC 40 Index Futures	57	October 2025	5,280,752	5,283,404	2,652
HKG Hang Seng China Enterprises Index Futures	46	October 2025	2,779,597	2,830,242	50,645
HKG Hang Seng Index Futures	18	October 2025	3,052,278	3,112,433	60,155
ICE FTSE 100 Index Futures	100	December 2025	12,538,725	12,652,142	113,417
KFE KOSPI 200 Index Futures	56	December 2025	4,511,793	4,748,156	236,363
Montreal Exchange S&P/TSX 60 Index Futures	54	December 2025	13,473,625	13,757,448	283,823
NSE IFSC NIFTY 50 Index Futures	16	October 2025	803,417	792,368	(11,049)
OML Stockholm OMXS30 Index Futures	186	October 2025	5,224,746	5,265,232	40,486
SAFEX FTSE/JSE Top 40 Index Futures	24	December 2025	1,371,042	1,419,655	48,613
SFE S&P ASX Share Price Index 200 Futures	64	December 2025	9,417,584	9,394,022	(23,562)
SGX FTSE China A50 Futures	264	October 2025	3,990,422	3,990,360	(62)
SGX FTSE Taiwan Index Futures	30	October 2025	2,585,428	2,565,900	(19,528)
SGX MSCI Singapore Index Futures	60	October 2025	2,090,332	2,080,778	(9,554)
SGX Nikkei 225 Stock Index Futures	55	December 2025	8,097,333	8,350,323	252,990
TSE TOPIX Futures	63	December 2025	13,254,261	13,380,870	126,609

			$142,229,596	$144,133,151	$1,903,555

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	72	December 2025	$15,012,950	$15,004,688	$(8,262)
CBOT 5 Year U.S. Treasury Notes Futures	107	December 2025	11,705,065	11,683,899	(21,166)
CBOT 10 Year U.S. Treasury Notes Futures	94	December 2025	10,573,387	10,575,000	1,613
CBOT U.S. Long Bond Futures	44	December 2025	5,056,077	5,130,125	74,048
CBOT Ultra Long Term U.S. Treasury Bond Futures	40	December 2025	4,712,865	4,802,500	89,635
Eurex 5 Year Euro BOBL Futures	64	December 2025	8,856,967	8,852,154	(4,813)
Eurex 10 Year Euro BUND Futures	35	December 2025	5,270,166	5,283,169	13,003
Eurex 30 Year Euro BUXL Futures	25	December 2025	3,310,857	3,360,133	49,276
Eurex Euro-BTP Italian Bond Futures	67	December 2025	9,374,886	9,426,782	51,896
French Government Bond Futures	69	December 2025	9,784,446	9,830,502	46,056
ICE Long Gilt Futures	104	December 2025	12,694,623	12,705,749	11,126
KFE 3 Year Treasury Bond Futures	151	December 2025	11,546,483	11,493,026	(53,457)
KFE 10 Year Treasury Bond Futures	66	December 2025	5,579,328	5,521,599	(57,729)
Montreal Exchange 10 Year Canadian Bond Futures	149	December 2025	12,901,828	13,110,972	209,144
SFE 3 Year Australian Bond Futures	126	December 2025	8,935,450	8,907,758	(27,692)
SFE 10 Year Australian Bond Futures	119	December 2025	8,944,025	8,925,569	(18,456)
TSE Japanese 10 Year Bond Futures	37	December 2025	34,253,110	33,973,899	(279,211)

			$178,512,513	$178,587,524	$75,011

Centrally Cleared Swap Agreements Outstanding on September 30, 2025:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S43	5.00	Quarterly	6/20/2030	2.4479	EUR	4,933	$(609,222)	$(616,606)	$(7,384)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	10,000	(260,975)	(262,662)	(1,687)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(132,107)	(131,331)	776
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(131,257)	(131,331)	(74)
iTraxx Europe Crossover S43	5.00	Quarterly	6/20/2030	2.4479	EUR	4,933	(608,054)	(616,606)	(8,552)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(130,924)	(131,331)	(407)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(131,012)	(131,331)	(319)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(130,350)	(131,331)	(981)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	(132,846)	(131,331)	1,515
iTraxx Europe Crossover S43	5.00	Quarterly	6/20/2030	2.4479	EUR	4,933	(619,640)	(616,606)	3,034

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on September 30, 2025 (continued):

Credit Default Swaps on Credit Indices - Buy Protection(1) (continued)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	$(132,656)	$(131,331)	$1,325
CDX.NA.HY.S44	5.00	Quarterly	6/20/2030	5.0000	USD	5,000	(387,527)	(393,780)	(6,253)
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	10,000	(228,832)	(225,345)	3,487
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	10,000	(227,647)	(225,345)	2,302
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	15,000	(343,080)	(338,016)	5,064
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	10,000	(228,321)	(225,345)	2,976
CDX.NA.HY.S44	5.00	Quarterly	6/20/2030	5.0000	USD	5,000	(389,650)	(395,900)	(6,250)
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4822	USD	10,000	(229,223)	(225,345)	3,878
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5603	EUR	5,000	(125,442)	(127,660)	(2,218)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5222	USD	5,000	(110,921)	(114,209)	(3,288)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5222	USD	5,000	(110,919)	(114,209)	(3,290)

							$(5,400,605)	$(5,416,951)	$(16,346)

Credit Default Swaps on Credit Indices - Sell Protection(5)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2025(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S43	5.00	Quarterly	6/20/2030	2.4479	EUR	14,800	$(162,155)	$1,849,817	$2,011,972
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	35,000	847,036	919,316	72,280
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	125,823	131,331	5,508
iTraxx Europe S43	1.00	Quarterly	6/20/2030	0.5020	EUR	5,000	131,308	131,331	23
CDX.NA.IG.S44	1.00	Quarterly	6/20/2030	0.4128	USD	55,000	1,400,469	1,408,108	7,639
CDX.NA.HY.S44	5.00	Quarterly	6/20/2030	3.0331	USD	20,000	1,446,885	1,595,315	148,430
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	126,905	126,386	(519)
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	126,534	126,386	(148)
iTraxx Europe Crossover S44	5.00	Quarterly	12/20/2030	2.6480	EUR	5,000	612,880	622,204	9,324
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	128,551	126,386	(2,165)
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	127,375	126,386	(989)
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	10,000	253,898	252,773	(1,125)
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	128,390	126,386	(2,004)
iTraxx Europe Crossover S44	5.00	Quarterly	12/20/2030	2.6480	EUR	5,000	623,876	622,204	(1,672)
iTraxx Europe Crossover S44	5.00	Quarterly	12/20/2030	2.6480	EUR	5,000	612,122	622,204	10,082
iTraxx Europe S44	1.00	Quarterly	12/20/2030	0.5624	EUR	5,000	128,080	126,386	(1,694)
CDX.NA.HY.S45	5.00	Quarterly	12/20/2030	3.2588	USD	5,000	374,500	380,750	6,250
CDX.NA.HY.S45	5.00	Quarterly	12/20/2030	3.2512	USD	5,000	376,250	382,500	6,250
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	10,000	229,053	224,455	(4,598)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	10,000	229,960	224,455	(5,505)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	15,000	345,229	336,681	(8,548)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	10,000	229,917	224,455	(5,462)
CDX.NA.IG.S45	1.00	Quarterly	12/20/2030	0.5281	USD	10,000	230,145	224,455	(5,690)

							$8,673,031	$10,910,670	$2,237,639

OTC Swap Agreements Outstanding on September 30, 2025:

Total Return Swaps Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	10/6/2025	269,000	$36,524,965	$10,638	$1,338,575

									$10,638	$1,338,575

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Forward Foreign Currency Contracts Open on September 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	62,649	USD	62,618	10/16/2025	SSB	$31	$—	$31
EUR	64,286	USD	64,367	10/16/2025	SSB	—	(81)	(81)
GBP	74,613	USD	75,361	10/16/2025	SSB	—	(748)	(748)
GBP	81,619	USD	82,030	10/16/2025	SSB	—	(411)	(411)
GBP	82,430	USD	82,568	10/16/2025	SSB	—	(138)	(138)
GBP	85,210	USD	85,265	10/16/2025	SSB	—	(55)	(55)
USD	68,117	CAD	68,000	10/16/2025	SSB	117	—	117
USD	69,933	HKD	70,000	10/16/2025	SSB	—	(67)	(67)
USD	70,778	HKD	70,784	10/16/2025	SSB	—	(6)	(6)
USD	74,142	EUR	73,739	10/16/2025	SSB	403	—	403
USD	80,616	SEK	79,252	10/16/2025	SSB	1,364	—	1,364
USD	83,142	JPY	82,742	10/16/2025	SSB	400	—	400
USD	88,842	AUD	88,135	10/16/2025	SSB	707	—	707
CAD	67,956	USD	68,767	10/16/2025	SSB	—	(811)	(811)
AUD	63,444	USD	62,970	10/16/2025	SSB	474	—	474
USD	96,028	AUD	95,566	10/16/2025	SSB	462	—	462
SGD	76,592	USD	77,164	10/16/2025	SSB	—	(572)	(572)
USD	98,999	HKD	98,960	10/16/2025	SSB	39	—	39
USD	101,187	CAD	100,502	10/16/2025	SSB	685	—	685
USD	104,210	SEK	104,655	10/16/2025	SSB	—	(445)	(445)
GBP	140,489	USD	141,197	10/16/2025	SSB	—	(708)	(708)
USD	106,420	AUD	106,799	10/16/2025	SSB	—	(379)	(379)
EUR	130,908	USD	130,953	10/16/2025	SSB	—	(45)	(45)
CAD	84,391	USD	84,348	10/16/2025	SSB	43	—	43
USD	117,749	EUR	118,358	10/16/2025	SSB	—	(609)	(609)
AUD	81,061	USD	81,682	10/16/2025	SSB	—	(621)	(621)
USD	128,070	GBP	126,745	10/16/2025	SSB	1,325	—	1,325
USD	135,637	GBP	133,777	10/16/2025	SSB	1,860	—	1,860
USD	135,839	GBP	136,820	10/16/2025	SSB	—	(981)	(981)
USD	136,525	AUD	137,027	10/16/2025	SSB	—	(502)	(502)
USD	141,566	GBP	140,847	10/16/2025	SSB	719	—	719
CAD	101,877	USD	102,479	10/16/2025	SSB	—	(602)	(602)
USD	142,107	EUR	142,943	10/16/2025	SSB	—	(836)	(836)
USD	144,561	GBP	144,249	10/16/2025	SSB	312	—	312
GBP	200,511	USD	201,245	10/16/2025	SSB	—	(734)	(734)
EUR	176,030	USD	177,217	10/16/2025	SSB	—	(1,187)	(1,187)
CAD	108,800	USD	109,702	10/16/2025	SSB	—	(902)	(902)
EUR	178,774	USD	178,863	10/16/2025	SSB	—	(89)	(89)
USD	153,928	AUD	154,129	10/16/2025	SSB	—	(201)	(201)
AUD	102,277	USD	102,280	10/16/2025	SSB	—	(3)	(3)
CAD	114,142	USD	115,207	10/16/2025	SSB	—	(1,065)	(1,065)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	193,687	USD	193,704	10/16/2025	SSB	$—	$(17)	$(17)
AUD	112,055	USD	110,703	10/16/2025	SSB	1,352	—	1,352
GBP	230,453	USD	230,292	10/16/2025	SSB	161	—	161
USD	172,314	EUR	171,780	10/16/2025	SSB	534	—	534
CAD	135,331	USD	136,437	10/16/2025	SSB	—	(1,106)	(1,106)
GBP	274,985	USD	274,867	10/16/2025	SSB	118	—	118
AUD	143,681	USD	143,293	10/16/2025	SSB	388	—	388
CAD	157,876	USD	157,927	10/16/2025	SSB	—	(51)	(51)
EUR	275,609	USD	275,099	10/16/2025	SSB	510	—	510
USD	234,983	EUR	235,792	10/16/2025	SSB	—	(809)	(809)
USD	290,269	EUR	289,492	10/16/2025	SSB	777	—	777
USD	312,292	EUR	309,526	10/16/2025	SSB	2,766	—	2,766
USD	341,776	JPY	341,145	10/16/2025	SSB	631	—	631
EUR	452,898	USD	453,377	10/16/2025	SSB	—	(479)	(479)
GBP	604,435	USD	603,636	10/16/2025	SSB	799	—	799
USD	463,240	EUR	464,745	10/16/2025	SSB	—	(1,505)	(1,505)
GBP	631,627	USD	634,599	10/16/2025	SSB	—	(2,972)	(2,972)
EUR	562,649	USD	561,945	10/16/2025	SSB	704	—	704
EUR	606,515	USD	603,366	10/16/2025	SSB	3,149	—	3,149
HKD	67,789	USD	67,813	10/16/2025	SSB	—	(24)	(24)
HKD	73,205	USD	73,229	10/16/2025	SSB	—	(24)	(24)
EUR	699,735	USD	698,118	10/16/2025	SSB	1,617	—	1,617
USD	597,457	EUR	597,475	10/16/2025	SSB	—	(18)	(18)
EUR	710,609	USD	706,919	10/16/2025	SSB	3,690	—	3,690
USD	605,634	EUR	604,786	10/16/2025	SSB	848	—	848
USD	711,922	EUR	710,925	10/16/2025	SSB	997	—	997
SEK	78,016	USD	78,377	10/16/2025	SSB	—	(361)	(361)
HKD	97,928	USD	97,927	10/16/2025	SSB	1	—	1
USD	846,408	GBP	842,153	10/16/2025	SSB	4,255	—	4,255
SEK	94,174	USD	94,448	10/16/2025	SSB	—	(274)	(274)
HKD	125,260	USD	125,393	10/16/2025	SSB	—	(133)	(133)
SEK	109,658	USD	109,596	10/16/2025	SSB	62	—	62
USD	1,129,784	GBP	1,127,163	10/16/2025	SSB	2,621	—	2,621
USD	1,208,539	GBP	1,199,240	10/16/2025	SSB	9,299	—	9,299
GBP	1,874,060	USD	1,860,513	10/16/2025	SSB	13,547	—	13,547
HKD	195,035	USD	195,073	10/16/2025	SSB	—	(38)	(38)
USD	1,733,789	CAD	1,719,281	10/16/2025	SSB	14,508	—	14,508
USD	1,811,368	KRW	1,794,535	10/16/2025	SSB	16,833	—	16,833
USD	2,145,987	JPY	2,121,681	10/16/2025	SSB	24,306	—	24,306
USD	3,141,120	EUR	3,130,473	10/16/2025	SSB	10,647	—	10,647
JPY	75,882	USD	74,932	10/16/2025	SSB	950	—	950
USD	11,583,968	EUR	11,544,703	10/16/2025	SSB	39,265	—	39,265
JPY	86,278	USD	86,221	10/16/2025	SSB	57	—	57
USD	12,866,407	GBP	12,738,632	10/16/2025	SSB	127,775	—	127,775
JPY	91,789	USD	92,283	10/16/2025	SSB	—	(494)	(494)
JPY	111,822	USD	111,849	10/16/2025	SSB	—	(27)	(27)
JPY	157,732	USD	157,662	10/16/2025	SSB	70	—	70
JPY	172,111	USD	172,623	10/16/2025	SSB	—	(512)	(512)
JPY	206,807	USD	205,686	10/16/2025	SSB	1,121	—	1,121
JPY	279,844	USD	281,130	10/16/2025	SSB	—	(1,286)	(1,286)
EUR	236,620	USD	235,197	10/23/2025	SSB	1,423	—	1,423

						$294,722	$(22,928)	$271,794

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National Stock Exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
Euronext	European New Exchange Technology.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
NSE	National Stock Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
BUND	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
Gilt	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London International Offered Rate.
OAT	Obligations Assimilables du Tresor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$20,709,450	$—	$20,709,450
U.S. Treasury Obligations	—	31,445,743	—	31,445,743
Short-Term Investments	—	110,278,805	—	110,278,805

Total Investments in Securities - Assets	$—	$162,433,998	$—	$162,433,998

Financial Derivative Instruments - Assets
Futures Contracts	$2,525,143	$—	$—	$2,525,143
Swap Contract Agreements	—	3,640,690	—	3,640,690
Forward Foreign Currency Contracts	—	294,722	—	294,722

Total Financial Derivative Instruments - Assets	$2,525,143	$3,935,412	$—	$6,460,555

Financial Derivative Instruments - Liabilities
Futures Contracts	$(546,577)	$—	$—	$(546,577)
Swap Contract Agreements	—	(80,822)	—	(80,822)
Forward Foreign Currency Contracts	—	(22,928)	—	(22,928)

Total Financial Derivative Instruments - Liabilities	$(546,577)	$(103,750)	$—	$(650,327)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.4%
Communication Services - 13.6%
Entertainment - 1.2%
Netflix, Inc.A	914	$1,095,813
Roku, Inc.A	13,600	1,361,768

		2,457,581

Interactive Media & Services - 12.4%
Alphabet, Inc., Class A	59,310	14,418,261
Meta Platforms, Inc., Class A	11,690	8,584,902
Pinterest, Inc., Class AA	62,200	2,000,974

		25,004,137

Total Communication Services		27,461,718

Consumer Discretionary - 8.9%
Broadline Retail - 5.5%
Amazon.com, Inc.A	50,900	11,176,113

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.	1,101	5,944,596

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.A	9,400	952,878

Total Consumer Discretionary		18,073,587

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	2,980	2,758,377

Financials - 6.4%
Financial Services - 5.3%
Mastercard, Inc., Class A	13,920	7,917,836
Visa, Inc., Class A	8,200	2,799,316

		10,717,152

Insurance - 1.1%
Aon PLC, Class A	2,140	763,081
Arch Capital Group Ltd.	15,600	1,415,388

		2,178,469

Total Financials		12,895,621

Health Care - 11.2%
Biotechnology - 4.0%
AbbVie, Inc.	17,900	4,144,566
Exelixis, Inc.A	26,700	1,102,710
Incyte Corp.A	21,300	1,806,453
Regeneron Pharmaceuticals, Inc.	1,960	1,102,050

		8,155,779

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	6,100	957,456
Chemed Corp.	510	228,347
McKesson Corp.	5,120	3,955,405

		5,141,208

Health Care Technology - 2.0%
Veeva Systems, Inc., Class AA	13,700	4,081,367

Pharmaceuticals - 2.6%
Merck & Co., Inc.	30,500	2,559,865

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.4% (continued)
Health Care - 11.2% (continued)
Pharmaceuticals - 2.6% (continued)
Zoetis, Inc.	17,900	$2,619,128

		5,178,993

Total Health Care		22,557,347

Industrials - 4.0%
Building Products - 1.2%
Trane Technologies PLC	5,590	2,358,756

Construction & Engineering - 1.0%
EMCOR Group, Inc.	3,210	2,085,024

Ground Transportation - 1.8%
Lyft, Inc., Class AA	25,700	565,657
Uber Technologies, Inc.A	31,900	3,125,243

		3,690,900

Total Industrials		8,134,680

Information Technology - 52.4%
Communications Equipment - 1.9%
Arista Networks, Inc.A	26,840	3,910,856

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	13,600	1,683,000

IT Services - 3.1%
GoDaddy, Inc., Class AA	10,800	1,477,764
MongoDB, Inc.A	5,860	1,818,827
Okta, Inc.A	18,900	1,733,130
Twilio, Inc., Class AA	12,900	1,291,161

		6,320,882

Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc.A	26,600	4,303,614
Applied Materials, Inc.	19,100	3,910,534
Broadcom, Inc.	5,490	1,811,206
Lam Research Corp.	24,600	3,293,940
Marvell Technology, Inc.	31,000	2,606,170
NVIDIA Corp.	64,500	12,034,410
Onto Innovation, Inc.A	10,700	1,382,654
QUALCOMM, Inc.	18,600	3,094,296
Teradyne, Inc.	12,900	1,775,556

		34,212,380

Software - 22.2%
Adobe, Inc.A	9,200	3,245,300
Atlassian Corp., Class AA	11,500	1,836,550
Autodesk, Inc.A	4,600	1,461,282
Cadence Design Systems, Inc.A	7,380	2,592,299
Datadog, Inc., Class AA	13,500	1,922,400
Dynatrace, Inc.A	35,500	1,719,975
Elastic NVA	5,700	481,593
Fortinet, Inc.A	55,600	4,674,848
HubSpot, Inc.A	4,600	2,151,880
Intuit, Inc.	4,670	3,189,189
Manhattan Associates, Inc.A	6,000	1,229,880
Microsoft Corp.	20,120	10,421,154
Nutanix, Inc., Class AA	27,100	2,015,969
Salesforce, Inc.	11,490	2,723,130
ServiceNow, Inc.A	3,057	2,813,296

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.4% (continued)
Information Technology - 52.4% (continued)
Software - 22.2% (continued)
Workday, Inc., Class AA	9,000	$2,166,570

		44,645,315

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	38,560	9,818,533
NetApp, Inc.	20,200	2,392,892
Pure Storage, Inc., Class AA	31,100	2,606,491

		14,817,916

Total Information Technology		105,590,349

Utilities - 0.5%
Independent Power & Renewable Electricity Producers - 0.5%
Vistra Corp.	5,100	999,192

Total Common Stocks (Cost $130,864,881)		198,470,871

RIGHTS - 0.0% (Cost $4,590)
Health Care - 0.0%
ABIOMED, Inc.A B C	4,500	0

SHORT-TERM INVESTMENTS - 1.4% (Cost $2,763,362)
Investment Companies - 1.4%
American Beacon U.S. Government Money Market Select Fund, 4.09%D E	2,763,362	2,763,362

TOTAL INVESTMENTS - 99.8% (Cost $133,632,833)		201,234,233
OTHER ASSETS, NET OF LIABILITIES - 0.2%		416,624

TOTAL NET ASSETS - 100.0%		$201,650,857

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C	Value was determined using significant unobservable inputs.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	9	December 2025	$3,000,388	$3,032,438	$32,050

			$3,000,388	$3,032,438	$32,050

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$198,470,871	$—	$—		$198,470,871
Rights	—	—	0	(1)	0	(1)
Short-Term Investments	2,763,362	—	—		2,763,362

Total Investments in Securities - Assets	$201,234,233	$—	$0	(1)	$201,234,233

Financial Derivative Instruments - Assets
Futures Contracts	$32,050	$—	$—		$32,050

Total Financial Derivative Instruments - Assets	$32,050	$—	$—		$32,050

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.9%
Communication Services - 7.9%
Entertainment - 2.4%
Electronic Arts, Inc.	16,200	$3,267,540
Walt Disney Co.	19,800	2,267,100

		5,534,640

Interactive Media & Services - 3.1%
Alphabet, Inc., Class A	23,800	5,785,780
Match Group, Inc.	34,700	1,225,604

		7,011,384

Media - 2.4%
Comcast Corp., Class A	79,500	2,497,890
Fox Corp., Class B	26,300	1,506,727
New York Times Co., Class A	22,800	1,308,720

		5,313,337

Total Communication Services		17,859,361

Consumer Discretionary - 6.1%
Automobile Components - 1.3%
BorgWarner, Inc.	51,100	2,246,356
Lear Corp.	7,900	794,819

		3,041,175

Broadline Retail - 2.3%
eBay, Inc.	57,300	5,211,435

Diversified Consumer Services - 0.9%
ADT, Inc.	66,800	581,828
Grand Canyon Education, Inc.A	3,300	724,416
H&R Block, Inc.	12,500	632,125

		1,938,369

Hotels, Restaurants & Leisure - 0.3%
Booking Holdings, Inc.	136	734,301

Household Durables - 1.3%
Toll Brothers, Inc.	21,600	2,983,824

Total Consumer Discretionary		13,909,104

Consumer Staples - 2.3%
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	3,300	386,628

Consumer Staples Distribution & Retail - 1.4%
Walmart, Inc.	30,900	3,184,554

Food Products - 0.7%
Ingredion, Inc.	13,000	1,587,430

Total Consumer Staples		5,158,612

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
HF Sinclair Corp.	24,300	1,271,862

Financials - 29.4%
Banks - 3.2%
Citigroup, Inc.	27,400	2,781,100

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.9% (continued)
Financials - 29.4% (continued)
Banks - 3.2% (continued)
Citizens Financial Group, Inc.	84,100	$4,470,756

		7,251,856

Capital Markets - 3.4%
Charles Schwab Corp.	12,300	1,174,281
MarketAxess Holdings, Inc.	6,200	1,080,350
SEI Investments Co.	14,500	1,230,325
State Street Corp.	36,200	4,199,562

		7,684,518

Consumer Finance - 6.5%
Ally Financial, Inc.	100,200	3,927,840
Capital One Financial Corp.	26,000	5,527,080
Synchrony Financial	74,600	5,300,330

		14,755,250

Financial Services - 2.9%
Berkshire Hathaway, Inc., Class BA	5,870	2,951,084
PayPal Holdings, Inc.A	34,100	2,286,746
Voya Financial, Inc.	19,100	1,428,680

		6,666,510

Insurance - 13.4%
Allstate Corp.	15,790	3,389,324
American Financial Group, Inc.	9,500	1,384,340
American International Group, Inc.	5,200	408,408
Arch Capital Group Ltd.	31,700	2,876,141
Assurant, Inc.	4,000	866,400
Axis Capital Holdings Ltd.	4,400	421,520
Chubb Ltd.	9,040	2,551,540
Cincinnati Financial Corp.	8,500	1,343,850
Everest Group Ltd.	6,340	2,220,458
Hartford Insurance Group, Inc.	22,300	2,974,597
MetLife, Inc.	62,100	5,115,177
Principal Financial Group, Inc.	26,300	2,180,533
Progressive Corp.	10,800	2,667,060
Reinsurance Group of America, Inc.	2,100	403,473
Willis Towers Watson PLC	4,330	1,495,798

		30,298,619

Total Financials		66,656,753

Health Care - 21.1%
Biotechnology - 6.5%
Biogen, Inc.A	12,400	1,736,992
Exact Sciences Corp.A	9,100	497,861
Exelixis, Inc.A	61,500	2,539,950
Gilead Sciences, Inc.	47,700	5,294,700
Incyte Corp.A	33,100	2,807,211
Regeneron Pharmaceuticals, Inc.	3,330	1,872,359

		14,749,073

Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp.A	39,300	3,056,361
Hologic, Inc.A	33,600	2,267,664

		5,324,025

Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	25,100	3,939,696
Chemed Corp.	1,340	599,971
Cigna Group	1,360	392,020

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.9% (continued)
Health Care - 21.1% (continued)
Health Care Providers & Services - 5.0% (continued)
Elevance Health, Inc.	6,140	$1,983,957
Humana, Inc.	880	228,950
McKesson Corp.	5,310	4,102,187

		11,246,781

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	19,400	2,489,990

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	77,200	3,481,720
Jazz Pharmaceuticals PLCA	8,900	1,173,020
Johnson & Johnson	32,000	5,933,440
Merck & Co., Inc.	41,300	3,466,309

		14,054,489

Total Health Care		47,864,358

Industrials - 10.6%
Aerospace & Defense - 3.7%
Curtiss-Wright Corp.	3,240	1,759,126
General Dynamics Corp.	8,320	2,837,120
Leonardo DRS, Inc.	24,100	1,094,140
RTX Corp.	7,100	1,188,043
Textron, Inc.	17,700	1,495,473

		8,373,902

Building Products - 1.3%
A.O. Smith Corp.	22,000	1,615,020
Owens Corning	10,400	1,471,184

		3,086,204

Commercial Services & Supplies - 0.9%
Republic Services, Inc.	8,600	1,973,528

Construction & Engineering - 1.8%
EMCOR Group, Inc.	3,650	2,370,821
MasTec, Inc.A	7,900	1,681,199

		4,052,020

Machinery - 2.5%
Cummins, Inc.	9,370	3,957,607
Graco, Inc.	21,100	1,792,656

		5,750,263

Professional Services - 0.4%
Leidos Holdings, Inc.	4,700	888,112

Total Industrials		24,124,029

Information Technology - 16.7%
Communications Equipment - 3.6%
Cisco Systems, Inc.	107,500	7,355,150
Motorola Solutions, Inc.	1,410	644,779

		7,999,929

Electronic Equipment, Instruments & Components - 1.5%
Keysight Technologies, Inc.A	14,800	2,588,816
Littelfuse, Inc.	3,200	828,832

		3,417,648

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.9% (continued)
Information Technology - 16.7% (continued)
IT Services - 1.0%
Amdocs Ltd.	21,100	$1,731,255
Twilio, Inc., Class AA	5,483	548,793

		2,280,048

Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc.A	17,300	2,798,967
Analog Devices, Inc.	4,100	1,007,370
Applied Materials, Inc.	20,600	4,217,644
Cirrus Logic, Inc.A	5,000	626,450
Onto Innovation, Inc.A	6,800	878,696
Qorvo, Inc.A	5,800	528,264
QUALCOMM, Inc.	16,600	2,761,576
Skyworks Solutions, Inc.	14,400	1,108,512
Teradyne, Inc.	14,600	2,009,544

		15,937,023

Software - 3.5%
Dolby Laboratories, Inc., Class A	18,700	1,353,319
Dropbox, Inc., Class AA	58,500	1,767,285
Salesforce, Inc.	20,500	4,858,500

		7,979,104

Technology Hardware, Storage & Peripherals - 0.1%
NetApp, Inc.	1,800	213,228

Total Information Technology		37,826,980

Materials - 2.7%
Metals & Mining - 2.7%
Newmont Corp.	55,800	4,704,498
Royal Gold, Inc.	6,900	1,384,002

		6,088,500

Total Materials		6,088,500

Real Estate - 0.6%
Health Care REITs - 0.6%
Healthpeak Properties, Inc.	73,500	1,407,525

Total Common Stocks (Cost $178,496,557)		222,167,084

FOREIGN COMMON STOCKS - 0.5% (Cost $1,216,542)
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC, Class A	4,510	1,112,166

SHORT-TERM INVESTMENTS - 1.7% (Cost $3,797,406)
Investment Companies - 1.7%
American Beacon U.S. Government Money Market Select Fund, 4.09%B C	3,797,406	3,797,406

TOTAL INVESTMENTS - 100.1% (Cost $183,510,505)		227,076,656
LIABILITIES, NET OF OTHER ASSETS - (0.1%)		(235,099)

TOTAL NET ASSETS - 100.0%		$226,841,557

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Man Large Cap Value FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

C	7-day yield.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on September 30, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	12	December 2025	$4,007,932	$4,043,250	$35,318

			$4,007,932	$4,043,250	$35,318

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$222,167,084	$—	$—	$222,167,084
Foreign Common Stocks	1,112,166	—	—	1,112,166
Short-Term Investments	3,797,406	—	—	3,797,406

Total Investments in Securities - Assets	$227,076,656	$—	$—	$227,076,656

Financial Derivative Instruments - Assets
Futures Contracts	$35,318	$—	$—	$35,318

Total Financial Derivative Instruments - Assets	$35,318	$—	$—	$35,318

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.3%
Communication Services - 6.8%
Entertainment - 5.9%
Electronic Arts, Inc.	66,445	$13,401,957
Live Nation Entertainment, Inc.A	68,442	11,183,423
Spotify Technology SAA	11,757	8,206,386
Take-Two Interactive Software, Inc.A	47,843	12,360,717

		45,152,483

Interactive Media & Services - 0.9%
Reddit, Inc., Class AA	30,234	6,953,517

Total Communication Services		52,106,000

Consumer Discretionary - 11.0%
Broadline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc.A	26,327	3,380,387

Distributors - 0.5%
Pool Corp.	11,692	3,625,339

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.A	53,690	5,829,123

Hotels, Restaurants & Leisure - 4.1%
Domino’s Pizza, Inc.	20,137	8,693,344
Dutch Bros, Inc., Class AA	97,797	5,118,695
Texas Roadhouse, Inc.	20,740	3,445,951
Viking Holdings Ltd.A	81,084	5,040,181
Wingstop, Inc.	36,629	9,218,787

		31,516,958

Specialty Retail - 5.2%
Burlington Stores, Inc.A	44,514	11,328,813
Five Below, Inc.A	57,813	8,943,671
Ross Stores, Inc.	70,079	10,679,339
Tractor Supply Co.	145,883	8,296,366

		39,248,189

Total Consumer Discretionary		83,599,996

Energy - 3.5%
Energy Equipment & Services - 1.1%
Baker Hughes Co.	168,882	8,227,931

Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp.A	122,519	4,111,738
Diamondback Energy, Inc.	32,948	4,714,859
Expand Energy Corp.	91,419	9,712,354

		18,538,951

Total Energy		26,766,882

Financials - 8.7%
Capital Markets - 4.1%
Evercore, Inc., Class A	32,905	11,099,515
Robinhood Markets, Inc., Class AA	87,874	12,581,799
Tradeweb Markets, Inc., Class A	67,994	7,545,974

		31,227,288

Consumer Finance - 1.7%
FirstCash Holdings, Inc.	79,589	12,608,489

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.3% (continued)
Financials - 8.7% (continued)
Financial Services - 1.0%
Toast, Inc., Class AA	204,340	$7,460,454

Insurance - 1.9%
Kinsale Capital Group, Inc.	15,314	6,512,432
Ryan Specialty Holdings, Inc.	146,775	8,272,239

		14,784,671

Total Financials		66,080,902

Health Care - 13.0%
Biotechnology - 2.0%
Exact Sciences Corp.A	91,528	5,007,497
Exelixis, Inc.A	237,224	9,797,351

		14,804,848

Health Care Equipment & Supplies - 4.9%
Dexcom, Inc.A	101,851	6,853,554
Hologic, Inc.A	75,366	5,086,451
IDEXX Laboratories, Inc.A	13,257	8,469,765
Insulet Corp.A	24,781	7,650,638
ResMed, Inc.	34,450	9,429,999

		37,490,407

Health Care Providers & Services - 1.3%
HealthEquity, Inc.A	62,809	5,952,409
Henry Schein, Inc.A B	59,813	3,969,789

		9,922,198

Health Care Technology - 1.0%
Veeva Systems, Inc., Class AA	25,300	7,537,123

Life Sciences Tools & Services - 3.8%
Bio-Techne Corp.	95,181	5,294,919
ICON PLCA	47,561	8,323,175
Illumina, Inc.A	35,480	3,369,535
Medpace Holdings, Inc.A	11,092	5,703,063
Repligen Corp.A	46,512	6,217,259

		28,907,951

Total Health Care		98,662,527

Industrials - 19.3%
Aerospace & Defense - 8.4%
AeroVironment, Inc.A	47,756	15,037,887
Axon Enterprise, Inc.A	20,137	14,451,117
BWX Technologies, Inc.	51,378	9,472,562
HEICO Corp., Class A	40,562	10,306,398
L3Harris Technologies, Inc.	31,079	9,491,837
Leonardo DRS, Inc.	118,083	5,360,968

		64,120,769

Building Products - 0.3%
Trex Co., Inc.A	42,873	2,215,248

Commercial Services & Supplies - 1.2%
Copart, Inc.A	199,077	8,952,493

Electrical Equipment - 4.3%
Generac Holdings, Inc.A	33,260	5,567,724
Hubbell, Inc.	13,909	5,985,182
Rockwell Automation, Inc.	25,193	8,805,709

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.3% (continued)
Industrials - 19.3% (continued)
Electrical Equipment - 4.3% (continued)
Vertiv Holdings Co., Class A	80,502	$12,144,532

		32,503,147

Ground Transportation - 1.0%
JB Hunt Transport Services, Inc.	27,243	3,655,193
Saia, Inc.A	13,691	4,098,538

		7,753,731

Machinery - 1.2%
RBC Bearings, Inc.A	22,616	8,826,799

Professional Services - 1.3%
Verisk Analytics, Inc.	39,211	9,861,958

Trading Companies & Distributors - 1.6%
Fastenal Co.	208,945	10,246,663
SiteOne Landscape Supply, Inc.A	16,239	2,091,583

		12,338,246

Total Industrials		146,572,391

Information Technology - 23.0%
Electronic Equipment, Instruments & Components - 2.2%
Cognex Corp.	96,789	4,384,542
Coherent Corp.A	71,761	7,730,095
Keysight Technologies, Inc.A	26,470	4,630,132

		16,744,769

IT Services - 1.7%
MongoDB, Inc.A	22,136	6,870,572
Okta, Inc.A	63,274	5,802,226

		12,672,798

Semiconductors & Semiconductor Equipment - 3.7%
Astera Labs, Inc.A	7,686	1,504,919
Lattice Semiconductor Corp.A	69,036	5,061,719
Marvell Technology, Inc.	85,711	7,205,724
Microchip Technology, Inc.	110,353	7,086,869
Teradyne, Inc.	51,687	7,114,199

		27,973,430

Software - 14.4%
Autodesk, Inc.A	14,963	4,753,296
Cadence Design Systems, Inc.A	30,007	10,540,259
Crowdstrike Holdings, Inc., Class AA	6,848	3,358,122
CyberArk Software Ltd.A	16,588	8,014,492
Dynatrace, Inc.A	126,949	6,150,679
Fortinet, Inc.A	45,244	3,804,116
Guidewire Software, Inc.A	54,555	12,540,012
Manhattan Associates, Inc.A	46,619	9,555,963
Monday.com Ltd.A	14,272	2,764,344
Nutanix, Inc., Class AA	82,172	6,112,775
Palo Alto Networks, Inc.A	23,971	4,880,975
Procore Technologies, Inc.A	41,613	3,034,420
PTC, Inc.A	37,676	7,648,981
Roper Technologies, Inc.	10,456	5,214,303
SailPoint, Inc.A	227,721	5,028,080
Tyler Technologies, Inc.A	16,889	8,835,649
Unity Software, Inc.A	185,176	7,414,447

		109,650,913

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 88.3% (continued)
Information Technology - 23.0% (continued)
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc., Class AA	96,673	$8,102,164

Total Information Technology		175,144,074

Materials - 0.4%
Construction Materials - 0.4%
James Hardie Industries PLCA	151,578	2,911,813

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
CoStar Group, Inc.A	104,238	8,794,560

Utilities - 1.4%
Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	56,042	10,979,749

Total Common Stocks (Cost $536,482,378)		671,618,894

FOREIGN COMMON STOCKS - 1.1% (Cost $4,147,341)
Energy - 1.1%
Energy Equipment & Services - 1.1%
TechnipFMC PLC	216,266	8,531,693

SHORT-TERM INVESTMENTS - 0.9% (Cost $7,006,913)
Investment Companies - 0.9%
American Beacon U.S. Government Money Market Select Fund, 4.09%C D	7,006,913	7,006,913

TOTAL INVESTMENTS - 90.3% (Cost $547,636,632)		687,157,500
OTHER ASSETS, NET OF LIABILITIES - 9.7%		74,000,219

TOTAL NET ASSETS - 100.0%		$761,157,719

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$671,618,894	$—	$—	$671,618,894
Foreign Common Stocks	8,531,693	—	—	8,531,693
Short-Term Investments	7,006,913	—	—	7,006,913

Total Investments in Securities - Assets	$687,157,500	$—	$—	$687,157,500

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.0%
Communication Services - 1.2%
Media - 1.2%
Magnite, Inc.A	254,865	$5,550,960

Consumer Discretionary - 10.1%
Broadline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc.A	45,734	5,872,246

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.A	39,907	4,332,703

Hotels, Restaurants & Leisure - 2.2%
First Watch Restaurant Group, Inc.A	246,911	3,861,688
Wingstop, Inc.B	23,745	5,976,142

		9,837,830

Household Durables - 0.7%
Installed Building Products, Inc.	12,311	3,036,631

Specialty Retail - 5.0%
Academy Sports & Outdoors, Inc.	115,578	5,781,211
Boot Barn Holdings, Inc.A	35,756	5,925,484
Five Below, Inc.A	41,161	6,367,607
Revolve Group, Inc.A	215,346	4,586,870

		22,661,172

Total Consumer Discretionary		45,740,582

Consumer Staples - 1.5%
Food Products - 0.7%
Simply Good Foods Co.A	137,163	3,404,386

Personal Products - 0.8%
BellRing Brands, Inc.A	97,676	3,550,522

Total Consumer Staples		6,954,908

Energy - 3.5%
Energy Equipment & Services - 0.6%
Solaris Energy Infrastructure, Inc.	70,654	2,824,040

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp.A	67,427	2,262,850
Gulfport Energy Corp.A	12,464	2,255,735
Magnolia Oil & Gas Corp., Class A	169,181	4,038,350
Viper Energy, Inc., Class A	114,731	4,385,019

		12,941,954

Total Energy		15,765,994

Financials - 10.4%
Capital Markets - 2.5%
Piper Sandler Cos.	21,205	7,357,923
Virtu Financial, Inc., Class A	107,655	3,821,752

		11,179,675

Consumer Finance - 4.9%
Encore Capital Group, Inc.A	130,548	5,449,074
EZCORP, Inc., Class AA	421,666	8,028,521
FirstCash Holdings, Inc.	53,639	8,497,490

		21,975,085

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.0% (continued)
Financials - 10.4% (continued)
Financial Services - 0.4%
Toast, Inc., Class AA	54,427	$1,987,130

Insurance - 2.6%
Kinsale Capital Group, Inc.	7,896	3,357,853
Palomar Holdings, Inc.A	47,810	5,581,817
Ryan Specialty Holdings, Inc.	48,616	2,739,998

		11,679,668

Total Financials		46,821,558

Health Care - 16.7%
Biotechnology - 4.0%
Amicus Therapeutics, Inc.A	334,111	2,632,795
Exelixis, Inc.A	138,027	5,700,515
Halozyme Therapeutics, Inc.A	92,720	6,800,085
Travere Therapeutics, Inc.A	114,278	2,731,244

		17,864,639

Health Care Equipment & Supplies - 2.3%
Globus Medical, Inc., Class AA	49,869	2,855,998
Insulet Corp.A	2,488	768,120
iRhythm Technologies, Inc.A	38,667	6,650,337

		10,274,455

Health Care Providers & Services - 0.9%
HealthEquity, Inc.A	42,815	4,057,578

Health Care Technology - 1.7%
HealthStream, Inc.	84,281	2,380,095
Schrodinger, Inc.A	181,219	3,635,253
Simulations Plus, Inc.A B	103,410	1,558,389

		7,573,737

Life Sciences Tools & Services - 5.0%
Azenta, Inc.A	78,116	2,243,491
Bio-Techne Corp.	60,263	3,352,431
BioLife Solutions, Inc.A	161,286	4,114,406
ICON PLCA	22,863	4,001,025
Medpace Holdings, Inc.A	8,729	4,488,103
OmniAb, Inc.A C D	25,374	0
Repligen Corp.A	34,502	4,611,882

		22,811,338

Pharmaceuticals - 2.8%
Ligand Pharmaceuticals, Inc.A	44,489	7,880,782
Supernus Pharmaceuticals, Inc.A	104,760	5,006,480

		12,887,262

Total Health Care		75,469,009

Industrials - 23.9%
Aerospace & Defense - 10.8%
AeroVironment, Inc.A	29,884	9,410,173
BWX Technologies, Inc.	30,765	5,672,143
HEICO Corp., Class A	8,725	2,216,935
Karman Holdings, Inc.A	114,343	8,255,565
Kratos Defense & Security Solutions, Inc.A	96,172	8,787,236
Leonardo DRS, Inc.	143,436	6,511,994
VSE Corp.	46,569	7,741,630

		48,595,676

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.0% (continued)
Industrials - 23.9% (continued)
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A	82,811	$2,852,011

Building Products - 1.5%
AAON, Inc.B	42,398	3,961,669
Trex Co., Inc.A	51,112	2,640,957

		6,602,626

Commercial Services & Supplies - 1.1%
Montrose Environmental Group, Inc.A B	175,437	4,817,500

Electrical Equipment - 3.7%
American Superconductor Corp.A	17,914	1,063,913
Amprius Technologies, Inc.A	285,939	3,008,078
Bloom Energy Corp., Class AA B	43,456	3,675,074
Generac Holdings, Inc.A	11,803	1,975,822
Powell Industries, Inc.	22,867	6,970,090

		16,692,977

Machinery - 2.4%
Lindsay Corp.	24,522	3,446,812
RBC Bearings, Inc.A	18,710	7,302,326

		10,749,138

Professional Services - 1.3%
Maximus, Inc.	64,857	5,925,984

Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc.A	29,097	3,747,694
Titan Machinery, Inc.A B	113,832	1,905,548
Xometry, Inc., ClassA	103,935	5,661,339

		11,314,581

Total Industrials		107,550,493

Information Technology - 22.3%
Communications Equipment - 1.3%
Ciena Corp.A	38,676	5,633,933

Electronic Equipment, Instruments & Components - 2.1%
Cognex Corp.	62,437	2,828,396
nLight, Inc.A	224,226	6,643,817

		9,472,213

Semiconductors & Semiconductor Equipment - 5.6%
Ambarella, Inc.A	35,741	2,949,347
Credo Technology Group Holding Ltd.A	12,634	1,839,637
Impinj, Inc.A	9,554	1,726,885
Lattice Semiconductor Corp.A	46,612	3,417,592
MACOM Technology Solutions Holdings, Inc.A	39,494	4,916,608
Power Integrations, Inc.	53,674	2,158,232
Rambus, Inc.A	51,135	5,328,267
Silicon Laboratories, Inc.A	22,567	2,959,211

		25,295,779

Software - 12.4%
Agilysys, Inc.A	33,253	3,499,878
Braze, Inc., Class AA	95,172	2,706,692
Clearwater Analytics Holdings, Inc., Class AA	211,161	3,805,121
CyberArk Software Ltd.A	13,886	6,709,021
Guidewire Software, Inc.A	22,035	5,064,965
Manhattan Associates, Inc.A	22,510	4,614,100

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.0% (continued)
Information Technology - 22.3% (continued)
Software - 12.4% (continued)
Netskope, Inc., Class AA	266	$6,046
PAR Technology Corp.A B	42,367	1,676,886
PROS Holdings, Inc.A	114,640	2,626,402
Rubrik, Inc., Class AA	60,693	4,991,999
SentinelOne, Inc., Class AA	177,054	3,117,921
SPS Commerce, Inc.A	27,428	2,856,352
Tenable Holdings, Inc.A	90,591	2,641,634
Varonis Systems, Inc.A	121,408	6,977,318
Via Transportation, Inc., Class AA	26,235	1,261,379
Zeta Global Holdings Corp., Class AA B	167,919	3,336,550

		55,892,264

Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc., Class AA	48,635	4,076,099

Total Information Technology		100,370,288

Materials - 1.4%
Chemicals - 0.9%
Balchem Corp.	26,188	3,929,771

Construction Materials - 0.5%
James Hardie Industries PLCA	119,659	2,298,650

Total Materials		6,228,421

Total Common Stocks (Cost $259,862,881)		410,452,213

FOREIGN COMMON STOCKS - 5.7%
Consumer Discretionary - 1.6%
Broadline Retail - 0.6%
Global-e Online Ltd.A	67,624	2,418,234

Hotels, Restaurants & Leisure - 1.0%
Genius Sports Ltd.A	373,384	4,622,494

Total Consumer Discretionary		7,040,728

Energy - 1.2%
Energy Equipment & Services - 1.2%
TechnipFMC PLC	135,945	5,363,030

Financials - 0.4%
Capital Markets - 0.4%
BullishA	29,570	1,880,948

Industrials - 0.5%
Machinery - 0.5%
Kornit Digital Ltd.A	177,852	2,401,002

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.9%
FabrinetA	11,224	4,092,495

Software - 1.1%
Descartes Systems Group, Inc.A	51,552	4,857,745

Total Information Technology		8,950,240

Total Foreign Common Stocks (Cost $21,112,377)		25,635,948

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.2% (Cost $14,486,076)
Investment Companies - 3.2%
American Beacon U.S. Government Money Market Select Fund, 4.09%E F	14,486,076	$14,486,076

SECURITIES LENDING COLLATERAL - 0.0% (Cost $68,487)
Investment Companies - 0.0%
American Beacon U.S. Government Money Market Select Fund, 4.09%E F	68,487	68,487

TOTAL INVESTMENTS - 99.9% (Cost $295,529,821)		450,642,724
OTHER ASSETS, NET OF LIABILITIES - 0.1%		443,277

TOTAL NET ASSETS - 100.0%		$451,086,001

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at September 30, 2025.
C	Value was determined using significant unobservable inputs.
D

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2025, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$410,452,213	$—	$0	(1)	$410,452,213
Foreign Common Stocks	25,635,948	—	—		25,635,948
Short-Term Investments	14,486,076	—	—		14,486,076
Securities Lending Collateral	68,487	—	—		68,487

Total Investments in Securities - Assets	$450,642,724	$—	$0	(1)	$450,642,724

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2025 (unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.